UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Address of principal executive offices) (Zip code)

Lawrence Davanzo, President 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Name and address of agent for service)
Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT
(Unaudited)
Large Company Growth Portfolio
Large Company Value Portfolio
Small Company Growth Portfolio
Small Company Value Portfolio
Wilshire 5000 Indexsm Fund
Wilshire Large Cap Core 130/30 Fund

June 30, 2010 www.wilfunds.com

Wilshire Mutual Funds, Inc.

Shareholder Letter	1
Commentary:
Large Company Growth Portfolio	3
Large Company Value Portfolio	6
Small Company Growth Portfolio	9
Small Company Value Portfolio	12
Wilshire 5000 IndexSM Fund	15
Wilshire Large Cap Core 130/30 Fund	18
Disclosure of Fund Expenses	21
Condensed Schedules of Investments:
Large Company Growth Portfolio	24
Large Company Value Portfolio	26
Small Company Growth Portfolio	28
Small Company Value Portfolio	30
Wilshire 5000 IndexSM Fund	32
Schedule of Investments:
Wilshire Large Cap Core 130/30 Fund	34
Schedule of Securities Sold Short:
Wilshire Large Cap Core 130/30 Fund	41
Statements of Assets and Liabilities	45
Statements of Operations	47
Statements of Changes in Net Assets	48
Statement of Cash Flows	52
Financial Highlights:
Large Company Growth Portfolio	53
Large Company Value Portfolio	55
Small Company Growth Portfolio	57
Small Company Value Portfolio	59
Wilshire 5000 IndexSM Fund	61
Wilshire Large Cap Core 130/30 Fund	65
Notes to Financial Statements	67
Additional Fund Information	77
Board Approval of Subadvisory Agreements	78

This report is for the general information of the shareholders of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire Large Cap Core 130/30 Fund. Its use in connection with any offering of a Portfolio’s shares is authorized only if accompanied or preceded by the Portfolio’s current prospectus.

Wilshire Mutual Funds, Inc. are distributed by SEI Investments Distribution Co.

Dear Wilshire Mutual Funds Shareholder:

We are pleased to present this Semi-Annual Report to all shareholders of the Wilshire Mutual Funds, Inc. This report covers the period from January 1, 2010, to June 30, 2010 (the “Period”), for all share classes of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire Large Cap Core 130/30 Fund.

MARKET ENVIRONMENT

The global equity market recovery that began in March 2009 continued through the first quarter of 2010, but after four consecutive positive quarterly returns, suffered a significant setback during the second quarter. The S&P 500 Index posted a year-to-date return of -6.7% through June 30 after falling 11.4% in the second quarter as the lingering Greek sovereign debt crisis and heightened fears of a broader European credit contagion sparked a global market sell-off and a general flight to safety.

Developed international equity markets yielded to strong selling pressure as well in the first six months of the year, tumbling -13.2% as the lingering sovereign debt crisis in Greece sparked the sell-off. The best-performing regions in the Period were Japan and Pacific Ex-Japan, returning -2.7% and –6.0% respectively, while Europe Ex-U.K. was the worst-performing region, returning -17.8% for the Period as the region squarely felt the continued consequences of the European sovereign debt crisis and a weaker Euro currency.

Fixed income markets fared much better for the year-to-date period, benefitting from the market’s overall flight to quality. Core U.S. bonds posted strong gains with the Barclays U.S. Aggregate Bond Index returning +5.3%, while credit sensitive high yield bonds were positive but lagged investment grade bonds as credit spreads widened during the second quarter, with the Merrill Lynch High Yield Master II Index returning +4.7%. During the Period investors broadly rotated out of stocks and lower-quality corporate bonds and shifted into areas of relative safety such as U.S. Treasuries and high investment grade credit.

The U.S. economic recovery on balance continues to remain positive, but more recent data points to the recovery slowing. U.S. real GDP increased at an annualized rate of 2.4% in the second quarter, following the first quarter’s 3.7% gain. However, austerity measures being implemented in many countries battling excessive debt levels have led many pundits to revise future economic growth expectations downward, although the possibility of a double dip recession in the U.S., as a few have suggested may be looming, appears unlikely at this point in time. Unemployment continues to remain stubbornly high at 9.5%, although the employment picture has shown marginal improvement more recently in the private sector.

FUND PERFORMANCE REVIEW

With the heightened level of volatility in the equity markets, the first six months of the year proved to be a particularly challenging period for active managers and the Wilshire funds. The Large Company Growth Portfolio posted the best relative return of the active mutual funds, slightly trailing its benchmark by 45 basis points while finishing above its peer group universe median. The other active funds all underperformed their respective benchmarks by between 1 and 3 percent for the period.

Several changes to the underlying subadvisers in the funds were made during the first half of the year. In the Large Company Growth Portfolio, Cornerstone Capital was added to the fund line-up while Payden & Rygel, Quest and Sawgrass were simultaneously removed during the second quarter.

Additionally, Pyramis and UBS were added to the Wilshire Large Cap Core 130/30 Fund in the first quarter, and Thompson, Seigel and Walmsley was later removed from the fund in the second quarter. Additionally, given the increased levels of uncertainty in equity markets we have recently reallocated among subadvisers within the funds in order to shift them to a slightly more defensive positioning.

While we are disappointed by the performance of the Portfolios over the last six months, we are encouraged by the activities of our subadvisers, who continue to follow through with the disciplined investment approaches that have made them successful over time. We are very excited about the recent subadvisers added to the funds and the allocation changes made within the funds, and we anticipate improved performance in the coming quarters as a result.

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Sincerely,

Lawrence E. Davanzo
President

Large Company Growth Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/10**	(8.07)%
One Year Ended 06/30/10	11.66%
Five Years Ended 06/30/10	(0.80)%
Ten Years Ended 06/30/10	(3.59)%

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/10**	(7.91)%
One Year Ended 06/30/10	12.06%
Five Years Ended 06/30/10	(0.45)%
Ten Years Ended 06/30/10	(3.26)%

RUSSELL 1000® GROWTH INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/10**	(7.65)%
One Year Ended 06/30/10	13.62%
Five Years Ended 06/30/10	0.38%
Ten Years Ended 06/30/10	(5.14)%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six month period ended June 30, 2010, there were no waivers.

**	Not annualized.

(1)
The Russell 1000® Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Growth Portfolio Commentary - (Continued)

The first half of 2010 saw higher market volatility rear its ugly head again after being somewhat benign during the latter half of 2009. After three consecutive positive quarters to close out 2009, the U.S. stock market posted another strong return in the first quarter as the S&P 500 Index rose +5.4%. However, the rally abruptly reversed course in the second quarter as global equity markets suffered a significant correction as the lingering Greek and European sovereign debt crisis sparked a global equity market sell-off and a general flight to safety. The S&P 500 Index fell -11.4% during the quarter and left the index with a year-to-date loss of -6.7%. Large cap stocks suffered the steepest losses for the six month period, as smaller stocks, as measured by the Russell 2000 Index, posted a much more muted decline of -2.0%. Both growth and value styles were caught in the downdraft, with growth stocks modestly trailing their value counterparts. All sectors were negative year-to-date, with the Industrials (-0.9%), Consumer Discretionary (-1.6%) and Consumer Staples (-2.8%) sectors posting the best relative returns and the Materials (-12.9%), Energy (-12.2%) and Technology (-10.6%) sectors logging the worst relative returns.

The Wilshire Large Company Growth Portfolio (the “Fund”), Institutional Class Shares, returned -7.91% for the first six months of 2010, slightly underperforming the benchmark (the Russell 1000 Growth Index) return of -7.65% by -0.26%. The Fund benefited from strong security selection in the Technology sector during the period. The Fund was also aided by a modest Growth-At-Reasonable-Price (GARP) positioning and a slightly smaller than benchmark market capitalization positioning. However, the Fund experienced negative contribution from security selection in the Consumer Discretionary, Materials and Health Care sectors. Additionally, underweight positions in the Consumer Staples and Industrials sectors weighed on performance.

We are disappointed with the absolute return of the Fund and the underperformance versus its benchmark, although we are somewhat encouraged by the above median ranking versus its peer group universe for the year-to-date period. We are optimistic by the current activities and positioning of our subadvisers, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into the second half of 2010 and should benefit as the market begins to refocus on corporate earnings and fundamentals.

Large Company Growth Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2010)

†	Based on percent of the Portfolio’s total investments in securities, at value.

Large Company Value Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/10**	(7.12)%
One Year Ended 06/30/10	16.20%
Five Years Ended 06/30/10	(2.82)%
Ten Years Ended 06/30/10	2.43%

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/10**	(7.04)%
One Year Ended 06/30/10	16.30%
Five Years Ended 06/30/10	(2.64)%
Ten Years Ended 06/30/10	2.67%

RUSSELL 1000® VALUE INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/10**	(5.12)%
One Year Ended 06/30/10	16.92%
Five Years Ended 06/30/10	(1.64)%
Ten Years Ended 06/30/10	2.38%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six month period ended June 30, 2010, there were no waivers.

**	Not annualized.

(1)
The Russell 1000® Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Value Portfolio Commentary - (Continued)

The first half of 2010 saw higher market volatility rear its ugly head again after being somewhat benign during the latter half of 2009. After three consecutive positive quarters to close out 2009, the U.S. stock market posted another strong return in the first quarter as the S&P 500 Index rose +5.4%. However, the rally abruptly reversed course in the second quarter as global equity markets suffered a significant correction as the lingering Greek and European sovereign debt crisis sparked a global equity market sell-off and a general flight to safety. The S&P 500 Index fell -11.4% during the quarter and left the index with a year-to-date loss of -6.7%. Large cap stocks suffered the steepest losses for the six month period, as smaller stocks, as measured by the Russell 2000 Index, posted a much more muted decline of -2.0%. Both growth and value styles were caught in the downdraft, with growth stocks modestly trailing their value counterparts. All sectors were negative year-to-date, with the Industrials (-0.9%), Consumer Discretionary (-1.6%) and Consumer Staples (-2.8%) sectors posting the best relative returns and the Materials (-12.9%), Energy (-12.2%) and Technology (-10.6%) sectors logging the worst relative returns.

The Wilshire Large Company Value Portfolio (the “Fund”), Institutional Class Shares returned -7.04% for the first six months of 2010, underperforming the benchmark (the Russell 1000 Value Index) return of -5.12% by -1.92%. The Fund benefited from an overweight position in the more defensively oriented Consumer Discretionary sector and was also aided by a slightly smaller than benchmark market capitalization positioning. However, the Fund experienced negative contribution from security selection in the Technology, Materials and Utilities sectors. Modest underweight positions in the Technology and Health Care sectors also slightly detracted from performance.

We are disappointed with the absolute return of the Fund and the underperformance versus its benchmark, although we are somewhat encouraged by the above median ranking versus its peer group universe for the year-to-date period. We are optimistic by the current activities and positioning of our subadvisers, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into the second half of 2010 and should benefit as the market begins to refocus on corporate earnings and fundamentals.

Large Company Value Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2010)

†	Based on percent of the Portfolio’s total investments in securities, at value.

Small Company Growth Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/10**	(4.67)%
One Year Ended 06/30/10	18.72%
Five Years Ended 06/30/10	(0.88)%
Ten Years Ended 06/30/10	2.04%

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/10**	(4.42)%
One Year Ended 06/30/10	19.20%
Five Years Ended 06/30/10	(0.64)%
Ten Years Ended 06/30/10	2.27%

RUSSELL 2000® GROWTH INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/10**	(2.31)%
One Year Ended 06/30/10	17.96%
Five Years Ended 06/30/10	1.14%
Ten Years Ended 06/30/10	(1.72)%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six month period ended June 30, 2010, fees totaling 0.79% and 0.80% of average net assets were waived and reimbursed for the Investment Class Shares and Institutional Class Shares, respectively.

**	Not annualized.

(1)
The Russell 2000® Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Growth Portfolio Commentary - (Continued)

The first half of 2010 saw higher market volatility rear its ugly head again after being somewhat benign during the latter half of 2009. After three consecutive positive quarters to close out 2009, the U.S. stock market posted another strong return in the first quarter as the S&P 500 Index rose +5.4%. However, the rally abruptly reversed course in the second quarter as global equity markets suffered a significant correction as the lingering Greek and European sovereign debt crisis sparked a global equity market sell-off and a general flight to safety. The S&P 500 Index fell -11.4% during the quarter and left the index with a year-to-date loss of -6.7%. Large cap stocks suffered the steepest losses for the six month period, as smaller stocks, as measured by the Russell 2000 Index, posted a much more muted decline of -2.0%. Both growth and value styles were caught in the downdraft, with growth stocks modestly trailing their value counterparts. All sectors were negative year-to-date, with the Industrials (-0.9%), Consumer Discretionary (-1.6%) and Consumer Staples (-2.8%) sectors posting the best relative returns and the Materials (-12.9%), Energy (-12.2%) and Technology (-10.6%) sectors logging the worst relative returns.

The Wilshire Small Company Growth Portfolio (the “Fund”), Institutional Class Shares, returned -4.42% for the first six months of 2010, slightly underperforming the benchmark (the Russell 2000 Growth Index) return of -2.31% by -2.11%. During the period the Fund received marginal benefits from strong security selection in the Industrials sector and was also aided by a modest Growth-At-Reasonable-Price (GARP) positioning versus the benchmark. However, the Fund experienced negative contribution from security selection in the Consumer Discretionary sector in particular, as well as modest performance detraction from security selection in the Materials and Technology sectors. Sector positioning on balance was neutral to performance during the period.

We are disappointed with the absolute return of the Fund, the underperformance versus its benchmark and the below median ranking versus its peer group universe for the year-to-date period. We are optimistic by the current activities and positioning of our subadvisers, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into the second half of 2010 and should benefit as the market begins to refocus on corporate earnings and fundamentals.

Small Company Growth Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2010)

†	Based on percent of the Portfolio’s total investments in securities, at value.

Small Company Value Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/10**	(2.18)%
One Year Ended 06/30/10	26.86%
Five Years Ended 06/30/10	(0.42)%
Ten Years Ended 06/30/10	7.85%

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/10**	(2.16)%
One Year Ended 06/30/10	27.03%
Five Years Ended 06/30/10	(0.09)%
Ten Years Ended 06/30/10	8.17%

RUSSELL 2000® VALUE INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/10**	(1.64)%
One Year Ended 06/30/10	25.07%
Five Years Ended 06/30/10	(0.51)%
Ten Years Ended 06/30/10	7.48%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six month period ended June 30, 2010, fees totaling 0.40% of average net assets were waived and reimbursed for both the Investment Class Shares and Institutional Class Shares.

**	Not annualized.

(1)
The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Value Portfolio Commentary - (Continued)

The first half of 2010 saw higher market volatility rear its ugly head again after being somewhat benign during the latter half of 2009. After three consecutive positive quarters to close out 2009, the U.S. stock market posted another strong return in the first quarter as the S&P 500 Index rose +5.4%. However, the rally abruptly reversed course in the second quarter as global equity markets suffered a significant correction as the lingering Greek and European sovereign debt crisis sparked a global equity market sell-off and a general flight to safety. The S&P 500 Index fell -11.4% during the quarter and left the index with a year-to-date loss of -6.7%. Large cap stocks suffered the steepest losses for the six month period, as smaller stocks, as measured by the Russell 2000 Index, posted a much more muted decline of -2.0%. Both growth and value styles were caught in the downdraft, with growth stocks modestly trailing their value counterparts. All sectors were negative year-to-date, with the Industrials (-0.9%), Consumer Discretionary (-1.6%) and Consumer Staples (-2.8%) sectors posting the best relative returns and the Materials (-12.9%), Energy (-12.2%) and Technology (-10.6%) sectors logging the worst relative returns.

The Wilshire Small Company Value Portfolio (the “Fund”), Institutional Class Shares, returned -2.16% for the first six months of 2010, slightly underperforming the benchmark (the Russell 2000 Value Index) return of -1.64% by -0.52%. Security selection on balance was a contributor to performance during the period, particularly from the Energy, Technology and Consumer Discretionary sectors. However, the value add from security selection was more than offset by the negative contribution from sector positioning, as overweight positions in the Consumer Discretionary and Materials sectors, as well as an underweight position to the Financials sector, detracted from performance.

We are disappointed with the absolute return of the Fund, the underperformance versus its benchmark and the below median ranking versus its peer group universe for the year-to-date period. We are optimistic by the current activities and positioning of our subadvisers, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into the second half of 2010 and should benefit as the market begins to refocus on corporate earnings and fundamentals.

Small Company Value Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2010)

†	Based on percent of the Portfolio’s total investments in securities, at value.

Wilshire 5000 Indexsm Fund Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/10**	(6.04)%
One Year Ended 06/30/10	15.40%
Five Years Ended 06/30/10	(0.96)%
Ten Years Ended 06/30/10	(1.50)%

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/10**	(5.94)%
One Year Ended 06/30/10	15.64%
Five Years Ended 06/30/10	(0.77)%
Ten Years Ended 06/30/10	(1.25)%

QUALIFIED CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/10**	(5.94)%
One Year Ended 06/30/10	15.60%
Five Years Ended 06/30/10	(1.02)%
Ten Years Ended 06/30/10	(1.58)%

HORACE MANN CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/10**	(6.05)%
One Year Ended 06/30/10	15.26%
Five Years Ended 06/30/10	(1.03)%
Ten Years Ended 06/30/10	(1.57)%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Return

Six Months Ended 06/30/10**	(5.83)%
One Year Ended 06/30/10	15.67%
Five Years Ended 06/30/10	(0.28)%
Ten Years Ended 06/30/10	(0.78)%

Wilshire 5000 Indexsm Fund Commentary - (Continued)

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six month period ended June 30, 2010, there were no waivers.

**	Not annualized.

(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

The first half of 2010 saw higher market volatility rear its ugly head again after being somewhat benign during the latter half of 2009. After three consecutive positive quarters to close out 2009, the U.S. stock market posted another strong return in the first quarter as the S&P 500 Index rose +5.4%. However, the rally abruptly reversed course in the second quarter as global equity markets suffered a significant correction as the lingering Greek and European sovereign debt crisis sparked a global equity market sell-off and a general flight to safety. The S&P 500 Index fell -11.4% during the quarter and left the index with a year-to-date loss of -6.7%. Large cap stocks suffered the steepest losses for the six month period, as smaller stocks, as measured by the Russell 2000 Index, posted a much more muted decline of -2.0%. Both growth and value styles were caught in the downdraft, with growth stocks modestly trailing their value counterparts. All sectors were negative year-to-date, with the Industrials (-0.9%), Consumer Discretionary (-1.6%) and Consumer Staples (-2.8%) sectors posting the best relative returns and the Materials (-12.9%), Energy (-12.2%) and Technology (-10.6%) sectors logging the worst relative returns.

The Wilshire 5000SM Index Fund (the “Fund”), Institutional Class Shares, returned -5.94% for the first six months of 2010, slightly trailing the Fund’s benchmark (the Wilshire 5000 Index) return of -5.83%. As the Fund is designed to closely track the performance of the Wilshire 5000 Index, the performance of the Fund is within our expectations.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2010)

†	Based on percent of the Fund’s total investments in securities, at value.

Wilshire Large Cap Core 130/30 Fund Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/10**	(9.77)%
One Year Ended 06/30/10	9.06%
Inception (11/15/07) through 06/30/10	(14.22)%

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/10**	(9.58)%
One Year Ended 06/30/10	9.29%
Inception (11/15/07) through 06/30/10	(13.91)%

S&P 500 INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/10**	(6.65)%
One Year Ended 06/30/10	14.43%
Inception (11/15/07) through 06/30/10	(24.96)%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six month period ended June 30, 2010, fees totaling 0.03% and 0.01% of average net assets were waived in the Investment Class Shares and Institutional Class Shares, respectively.

**	Not annualized.

(1)
The S&P 500 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Wilshire Large Cap Core 130/30 Fund Commentary - (Continued)

The first half of 2010 saw higher market volatility rear its ugly head again after being somewhat benign during the latter half of 2009. After three consecutive positive quarters to close out 2009, the U.S. stock market posted another strong return in the first quarter as the S&P 500 Index rose +5.4%. However, the rally abruptly reversed course in the second quarter as global equity markets suffered a significant correction as the lingering Greek and European sovereign debt crisis sparked a global equity market sell-off and a general flight to safety. The S&P 500 Index fell -11.4% during the quarter and left the index with a year-to-date loss of -6.7%. Large cap stocks suffered the steepest losses for the six month period, as smaller stocks, as measured by the Russell 2000 Index, posted a much more muted decline of -2.0%. Both growth and value styles were caught in the downdraft, with growth stocks modestly trailing their value counterparts. All sectors were negative year-to-date, with the Industrials (-0.9%), Consumer Discretionary (-1.6%) and Consumer Staples (-2.8%) sectors posting the best relative returns and the Materials (-12.9%), Energy (-12.2%) and Technology (-10.6%) sectors logging the worst relative returns.

The Wilshire Large Cap Core 130/30 Fund (the “Fund”), Institutional Class Shares, returned -9.58% for the first six months of 2010, underperforming the benchmark (the S&P 500 Index) return of -6.65% by -2.93%. The Fund benefited from a slightly smaller than benchmark market capitalization positioning. However, the Fund experienced negative contribution from security selection in several sectors during the period, namely Technology, Industrials, Financials and Health Care. Sector positioning on balance was neutral to performance during the period.

We are disappointed with the absolute return of the Fund, the underperformance versus its benchmark and the below median ranking versus its peer group universe for the year-to-date period. We are optimistic by the current activities and positioning of our subadvisers, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into the second half of 2010 and should benefit as the market begins to refocus on corporate earnings and fundamentals.

Wilshire Large Cap Core 130/30 Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2010)

†	Based on percent of the Fund’s total investments in securities, at value.

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses For the Six Month Period Ended June 30, 2010 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a Portfolio (or a “fund”), you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return for the period. The “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your fund’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and assumed rate of return. It assumes that the Portfolio had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Mutual Funds, Inc. has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses - (Continued) For the Six Month Period Ended June 30, 2010 (Unaudited)

	Beginning Account Value 01/01/10	Ending Account Value 06/30/10	Expense Ratio(1)	Expenses Paid During Period 01/01/10-06/30/10(2)
Large Company Growth Portfolio
Actual Fund Return
Investment Class	$1,000.00	$919.30	1.43%	$6.92
Institutional Class	$1,000.00	$920.90	1.06%	$5.13
Hypothetical 5% Return
Investment Class	$1,000.00	$1,018.00	1.43%	$7.27
Institutional Class	$1,000.00	$1,019.86	1.06%	$5.40
Large Company Value Portfolio
Actual Fund Return
Investment Class	$1,000.00	$928.80	1.40%	$6.81
Institutional Class	$1,000.00	$929.60	1.26%	$6.13
Hypothetical 5% Return
Investment Class	$1,000.00	$1,018.15	1.40%	$7.12
Institutional Class	$1,000.00	$1,018.85	1.26%	$6.41
Small Company Growth Portfolio
Actual Fund Return
Investment Class	$1,000.00	$953.30	1.50%	$7.39
Institutional Class	$1,000.00	$955.80	1.09%	$5.37
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.64	1.50%	$7.63
Institutional Class	$1,000.00	$1,019.71	1.09%	$5.55
Small Company Value Portfolio
Actual Fund Return
Investment Class	$1,000.00	$978.20	1.50%	$7.48
Institutional Class	$1,000.00	$978.40	1.28%	$6.38
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.64	1.50%	$7.63
Institutional Class	$1,000.00	$1,018.75	1.28%	$6.51

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses - (Continued) For the Six Month Period Ended June 30, 2010 (Unaudited)

	Beginning Account Value 01/01/10	Ending Account Value 06/30/10	Expense Ratio(1)	Expenses Paid During Period 01/01/10-06/30/10(2)
Wilshire 5000 IndexSM Fund
Actual Fund Return
Investment Class	$1,000.00	$939.60	0.73%	$3.57
Institutional Class	$1,000.00	$940.60	0.53%	$2.59
Qualified Class	$1,000.00	$940.60	0.67%	$3.28
Horace Mann Class	$1,000.00	$939.50	0.76%	$3.72
Hypothetical 5% Return
Investment Class	$1,000.00	$1,021.53	0.73%	$3.72
Institutional Class	$1,000.00	$1,022.79	0.53%	$2.70
Qualified Class	$1,000.00	$1,023.19	0.67%	$3.41
Horace Mann Class	$1,000.00	$1,021.27	0.76%	$3.87
Wilshire Large Cap Core 130/30 Fund
Actual Fund Return
Investment Class	$1,000.00	$902.30	2.11%	$10.12
Institutional Class	$1,000.00	$904.20	1.86%	$8.93
Hypothetical 5% Return
Investment Class	$1,000.00	$1,016.74	2.11%	$10.71
Institutional Class	$1,000.00	$1,017.90	1.86%	$9.45

(1)	Annualized, based on the Portfolio’s most recent fiscal half-year expenses.

(2)	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Condensed Schedule of Investments	June 30, 2010 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
COMMON STOCK — 99.3%
Consumer Discretionary — 15.0%
18,925	Amazon.com, Inc.†	1.3	$2,067,745
34,140	Apollo Group, Inc., Class A†	0.9	1,449,926
64,300	Lowe's Cos., Inc.	0.8	1,313,006
28,018	McDonald's Corp.	1.1	1,845,546
10,750	NetFlix, Inc.†	0.7	1,167,988
5,450	priceline.com, Inc.†	0.6	962,143
50,460	Target Corp.	1.6	2,481,118
611,190	Other Securities	8.0	12,985,662
			24,273,134
Consumer Staples — 9.2%
23,334	Coca-Cola Co. (The)	0.7	1,169,500
26,866	PepsiCo, Inc.	1.0	1,637,483
89,782	Philip Morris International, Inc.	2.6	4,115,607
40,597	Wal-Mart Stores, Inc.	1.2	1,951,498
173,505	Other Securities	3.7	5,891,974
			14,766,062
Energy — 5.6%
33,251	Anadarko Petroleum Corp.	0.7	1,200,029
40,718	Exxon Mobil Corp.	1.4	2,323,776
83,970	Petrohawk Energy Corp.†	0.9	1,424,971
50,204	Schlumberger, Ltd.	1.7	2,778,289
59,380	Other Securities	0.9	1,294,222
			9,021,287
Financials — 4.0%
71,260	Bank of America Corp.	0.6	1,024,006
11,108	Goldman Sachs Group, Inc. (The)	0.9	1,458,147
242,276	Other Securities	2.5	3,913,206
			6,395,359
Health Care — 17.2%
24,002	Abbott Laboratories	0.7	1,122,814
28,200	Allergan, Inc.	1.0	1,642,932
57,276	Celgene Corp.†	1.8	2,910,766
33,100	Express Scripts, Inc., Class A†	1.0	1,556,362
84,618	Gilead Sciences, Inc.†	1.8	2,900,705
4,683	Intuitive Surgical, Inc.†	0.9	1,478,048
32,378	Johnson & Johnson	1.2	1,912,245

Shares	Percentage of Net Assets (%)	Value
Health Care (continued)
37,000	Teva Pharmaceutical Industries, Ltd. ADR	1.2	$1,923,630
28,280	WellPoint, Inc.†	0.8	1,383,740
337,959	Other Securities	6.8	10,884,756
			27,715,998
Industrials — 10.0%
35,000	Expeditors International of Washington, Inc.	0.7	1,207,850
34,110	Fluor Corp.	0.9	1,449,675
30,948	Honeywell International, Inc.	0.7	1,207,900
22,300	Union Pacific Corp.	1.0	1,550,073
293,074	Other Securities	6.7	10,729,819
			16,145,317
Information Technology — 33.4%
61,067	Adobe Systems, Inc.†	1.0	1,614,001
39,562	Apple, Inc.†	6.2	9,951,030
98,250	ARM Holdings PLC ADR	0.7	1,218,300
43,000	Broadcom Corp., Class A	0.9	1,417,710
35,900	Cognizant Technology Solutions Corp., Class A†	1.1	1,797,154
16,225	Cree, Inc.†	0.6	973,987
24,950	F5 Networks, Inc.†	1.1	1,710,821
4,592	Google, Inc., Class A†	1.3	2,043,210
74,249	Hewlett-Packard Co.	2.0	3,213,497
81,330	Intel Corp.	1.0	1,581,869
23,753	International Business Machines Corp.	1.8	2,933,020
51,000	Juniper Networks, Inc.†	0.7	1,163,820
13,825	Mastercard, Inc., Class A	1.7	2,758,502
200,844	Microsoft Corp.	2.9	4,621,420
132,792	Oracle Corp.	1.8	2,849,716
112,926	QUALCOMM, Inc.	2.3	3,708,490
98,100	Western Union Co. (The)	0.9	1,462,671
424,748	Other Securities	5.4	8,916,818
			53,936,036

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
Materials — 3.7%
39,710	Dow Chemical Co. (The)	0.6	$941,921
16,404	Freeport-McMoRan Copper & Gold, Inc.	0.6	969,969
10,800	Potash Corp of Saskatchewan, Inc.	0.6	931,392
106,227	Other Securities	1.9	3,164,032
			6,007,314
Telecommunication Services — 0.9%
243,900	Other Securities	0.9	1,434,483
			1,434,483
Utilities — 0.3%
38,200	Other Securities	0.3	527,790
			527,790

Total Common Stock (Cost $149,009,635)			160,222,780

Total Investments — 99.3% (Cost $149,009,635)			160,222,780
Other Assets & Liabilities, Net — 0.7%			1,155,730

NET ASSETS — 100.0%			$161,378,510

†   Non-income producing security.

ADR – American Depositary Receipt

PLC – Public Limited Company

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

As of June 30, 2010, all of the Portfolio’s investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Condensed Schedule of Investments	June 30, 2010 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
COMMON STOCK — 99.3%
Consumer Discretionary — 10.5%
18,995	Comcast Corp. Special, Class A	1.1	$329,943
2,665	ITT Educational Services, Inc.†	0.8	221,248
12,125	J.C. Penney Co., Inc.	0.9	260,445
9,800	Omnicom Group, Inc.	1.1	336,140
73,118	Other Securities	6.6	1,917,503
			3,065,279
Consumer Staples — 5.2%
25,146	Central Garden and Pet Co., Class A†	0.8	225,559
21,148	Tyson Foods, Inc., Class A	1.2	346,616
28,850	Other Securities	3.2	944,980
			1,517,155
Energy — 12.9%
12,100	Chevron Corp.	2.8	821,106
8,800	ConocoPhillips	1.5	431,992
15,202	Exxon Mobil Corp.	3.0	867,578
4,300	Hess Corp.	0.7	216,462
49,675	Other Securities	4.9	1,436,711
			3,773,849
Financials — 26.6%
11,700	Allstate Corp. (The)	1.1	336,141
10,525	Axis Capital Holdings, Ltd.	1.1	312,803
35,375	Bank of America Corp.	1.7	508,339
14,600	Capital One Financial Corp.	2.0	588,380
136,285	Citigroup, Inc.†	1.8	512,431
8,650	Comerica, Inc.	1.1	318,580
23,366	JPMorgan Chase & Co.	2.9	855,429
5,854	PNC Financial Services Group, Inc.	1.1	330,751
6,800	Prosperity Bancshares, Inc.	0.8	236,300
7,725	Torchmark Corp.	1.3	382,465
22,275	UBS AG	1.0	294,476
11,000	Wells Fargo & Co.	1.0	281,600
8,300	Willis Group Holdings PLC	0.8	249,415
136,219	Other Securities	8.9	2,583,610
			7,790,720

Shares	Percentage of Net Assets (%)	Value
Health Care — 11.0%
9,000	Aetna, Inc.	0.8	$237,420
12,700	Bristol-Myers Squibb Co.	1.1	316,738
7,655	Cardinal Health, Inc.	0.9	257,285
8,123	Eli Lilly & Co.	0.9	272,120
9,193	Johnson & Johnson	1.9	542,939
16,677	UnitedHealth Group, Inc.	1.6	473,627
4,425	Zimmer Holdings, Inc.†	0.8	239,171
22,019	Other Securities	3.0	891,491
			3,230,791
Industrials — 10.2%
3,975	Boeing Co.	0.9	249,431
6,850	Cooper Industries PLC, Class A	1.0	301,400
27,300	General Electric Co.	1.4	393,666
3,625	L-3 Communications Holdings, Inc., Class 3	0.9	256,795
20,925	Masco Corp.	0.8	225,153
11,501	Northrop Grumman Corp.	2.1	626,115
35,273	Other Securities	3.1	942,847
			2,995,407
Information Technology — 9.8%
15,325	CA, Inc.	1.0	281,980
5,400	Computer Sciences Corp.	0.8	244,350
9,716	Microsoft Corp.	0.8	223,565
24,045	Seagate Technology†	1.1	313,547
13,500	Tyco Electronics, Ltd.	1.2	342,630
7,359	Western Digital Corp.†	0.7	221,947
171,122	Other Securities	4.2	1,246,078
			2,874,097
Materials — 5.8%
4,638	Domtar Corp.	0.8	227,958
6,147	Freeport-McMoRan Copper & Gold, Inc.	1.2	363,472
3,350	Sherwin-Williams Co. (The)	0.8	231,786
26,885	Other Securities	3.0	885,455
			1,708,671

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
Telecommunication Services — 3.5%
23,104	AT&T, Inc.	1.9	$558,886
47,000	Qwest Communications International, Inc.	0.8	246,750
10,400	Other Securities	0.8	227,988
			1,033,624
Utilities — 3.8%
6,971	Constellation Energy Group, Inc.	0.8	224,815
4,900	DTE Energy Co.	0.8	223,489
8,375	Edison International	0.9	265,655
9,380	Other Securities	1.3	406,397
			1,120,356

Total Common Stock (Cost $29,527,067)	29,109,949

Total Investments — 99.3% (Cost $29,527,067)	29,109,949
Other Assets & Liabilities, Net — 0.7%	213,224

NET ASSETS — 100.0%	$29,323,173

†   Non-income producing security.

PLC – Public Limited Company

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

As of June 30, 2010, all of the Portfolio’s investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Condensed Schedule of Investments	June 30, 2010 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
COMMON STOCK — 98.6%
Consumer Discretionary — 22.7%
3,120	99 Cents Only Stores†	0.8	$46,176
2,390	America's Car-Mart, Inc.†	0.9	54,086
1,000	Cracker Barrel Old Country Store, Inc.	0.8	46,560
930	Gymboree Corp.†	0.7	39,720
2,600	Ryland Group, Inc.	0.7	41,132
1,685	Steven Madden, Ltd.†	0.9	53,111
161	Strayer Education, Inc.	0.6	33,470
1,100	Tupperware Brands Corp.	0.7	43,835
1,600	Wolverine World Wide, Inc.	0.7	40,352
76,561	Other Securities	15.9	955,438
			1,353,880
Consumer Staples — 4.8%
1,200	Ruddick Corp.	0.6	37,188
1,000	Sanderson Farms, Inc.	0.8	50,740
4,550	Vector Group, Ltd.	1.3	76,531
7,945	Other Securities	2.1	120,384
			284,843
Energy — 3.7%
2,875	Rosetta Resources, Inc.†	0.9	56,954
1,600	World Fuel Services Corp.	0.7	41,504
8,707	Other Securities	2.1	125,795
			224,253
Financials — 4.8%
1,110	BOK Financial Corp.	0.9	52,692
1,095	Iberiabank Corp.	1.0	56,371
900	Signature Bank†	0.6	34,209
3,160	Texas Capital Bancshares, Inc.†	0.9	51,824
10,889	Other Securities	1.4	91,007
			286,103
Health Care — 20.0%
6,745	BioScrip, Inc.†	0.6	35,344
1,470	Catalyst Health Solutions, Inc.†	0.8	50,715
625	Chemed Corp.	0.6	34,150
1,610	HMS Holdings Corp.†	1.5	87,294

Shares	Percentage of Net Assets (%)	Value
Health Care (continued)
1,170	ICON PLC ADR†	0.6	$33,801
1,900	Immucor, Inc.†	0.6	36,195
2,000	MedAssets, Inc.†	0.8	46,160
1,380	NuVasive, Inc.†	0.8	48,935
1,811	RehabCare Group, Inc.†	0.7	39,444
1,105	SXC Health Solutions Corp.†	1.3	80,941
46,692	Other Securities	11.7	698,898
			1,191,877
Industrials — 10.0%
1,590	HUB Group, Inc., Class A†	0.8	47,716
1,075	Nordson Corp.	1.0	60,286
645	Triumph Group, Inc.	0.7	42,976
3,000	UTi Worldwide, Inc.	0.6	37,140
900	Wabtec Corp.	0.6	35,901
28,675	Other Securities	6.3	372,996
			597,015
Information Technology — 27.7%
1,730	ArcSight, Inc.†	0.7	38,735
3,798	Ariba, Inc.†	1.0	60,502
2,990	Aruba Networks, Inc.†	0.7	42,578
5,900	Brightpoint, Inc.†	0.7	41,300
1,432	Cybersource Corp.†	0.6	36,559
4,275	Earthlink, Inc.	0.6	34,029
1,980	Informatica Corp.†	0.8	47,282
575	MicroStrategy, Inc., Class A†	0.7	43,177
2,175	QLogic Corp.†	0.6	36,149
2,835	RightNow Technologies, Inc.†	0.8	44,481
2,575	Rovi Corp.†	1.6	97,618
1,770	Synchronoss Technologies, Inc.†	0.6	33,577
1,739	Taleo Corp., Class A†	0.7	42,240
8,550	United Online, Inc.	0.8	49,248
1,100	Veeco Instruments, Inc.†	0.6	37,708
1,637	Volterra Semiconductor Corp.†	0.6	37,749
93,712	Other Securities	15.6	927,912
			1,650,844

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
Materials — 3.8%
1,750	WR Grace & Co.†	0.6	$36,820
8,925	Other Securities	3.2	188,560
			225,380
Telecommunication Services — 0.8%
8,401	Other Securities	0.8	49,790
			49,790
Utilities — 0.3%
550	Other Securities	0.3	18,832

Total Common Stock (Cost $5,406,396)	5,882,817

Total Investments — 98.6% (Cost $5,406,396)	5,882,817
Other Assets & Liabilities, Net — 1.4%	83,634

NET ASSETS — 100.0%	$5,966,451

†   Non-income producing security.

ADR – American Depositary Receipt

PLC – Public Limited Company

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

As of June 30, 2010, all of the Portfolio’s investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Condensed Schedule of Investments	June 30, 2010 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
COMMON STOCK — 98.0%
Consumer Discretionary — 16.5%
4,750	Bob Evans Farms, Inc.	1.2	$116,945
4,300	Cato Corp. (The), Class A	1.0	94,686
3,600	Dillard's, Inc., Class A	0.8	77,400
2,775	Dress Barn, Inc.†	0.7	66,073
1,300	Jo-Ann Stores, Inc.†	0.5	48,763
4,500	Ryland Group, Inc.	0.8	71,190
2,400	Scholastic Corp.	0.6	57,888
7,800	Sinclair Broadcast Group, Inc., Class A†	0.5	45,474
104,129	Other Securities	10.4	978,998
			1,557,417
Consumer Staples — 5.1%
3,000	Casey's General Stores, Inc.	1.1	104,700
5,700	Elizabeth Arden, Inc.†	0.9	82,764
24,050	Other Securities	3.1	297,105
			484,569
Energy — 4.6%
1,500	SM Energy Co.	0.6	60,240
2,200	World Fuel Services Corp.	0.6	57,068
48,100	Other Securities	3.4	314,300
			431,608
Financials — 31.9%
1,800	Argo Group International Holdings, Ltd.	0.6	55,062
2,700	Aspen Insurance Holdings, Ltd.	0.7	66,798
9,600	Capstead Mortgage Corp.	1.1	106,176
4,840	E*Trade Financial Corp.†	0.6	57,209
4,757	Equity One, Inc.	0.8	74,209
19,100	First Commonwealth Financial Corp.	1.1	100,275
4,850	First Mercury Financial Corp.	0.5	51,313
3,100	Hatteras Financial Corp.	0.9	86,242
2,765	LTC Properties, Inc.	0.7	67,107
6,300	MFA Mortgage Investments, Inc.	0.5	46,620
7,000	NewAlliance Bancshares, Inc.	0.8	78,470

Shares	Percentage of Net Assets (%)	Value

Financials (continued)
1,722	Prosperity Bancshares, Inc.	0.6	$59,840
4,500	Redwood Trust, Inc.	0.7	65,880
1,350	StanCorp Financial Group, Inc.	0.6	54,729
8,200	Susquehanna Bancshares, Inc.	0.7	68,306
3,600	Texas Capital Bancshares, Inc.†	0.6	59,040
7,750	Western Alliance Bancorp†	0.6	55,568
193,025	Other Securities	19.8	1,855,408
			3,008,252
Health Care — 2.5%
21,196	Other Securities	2.5	237,011
			237,011
Industrials — 12.9%
1,500	Alaska Air Group, Inc.†	0.7	67,425
5,850	Albany International Corp., Class A	1.0	94,712
3,350	Belden, Inc.	0.8	73,700
8,900	Cenveo, Inc.†	0.5	48,772
2,600	CIRCOR International, Inc.	0.7	66,508
7,950	Griffon Corp.†	0.9	87,927
3,300	Marten Transport, Ltd.†	0.7	68,574
57,256	Other Securities	7.6	708,800
			1,216,418
Information Technology — 12.2%
10,119	Actel Corp.†	1.4	129,726
14,450	Brocade Communications Systems, Inc.†	0.8	74,562
3,000	Coherent, Inc.†	1.1	102,900
4,900	Convergys Corp.†	0.5	48,069
5,660	Imation Corp.†	0.6	52,015
5,100	Methode Electronics, Inc.	0.5	49,674
4,286	Standard Microsystems Corp.†	1.1	99,778
8,940	United Online, Inc.	0.5	51,494
74,933	Other Securities	5.7	543,011
			1,151,229

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
Materials — 8.4%
3,600	Olin Corp.	0.7	$65,124
6,350	Thompson Creek Metals Co., Inc.†	0.6	55,118
2,600	WR Grace & Co.†	0.6	54,704
59,678	Other Securities	6.5	619,028
			793,974
Telecommunication Services — 0.3%
4,070	Other Securities	0.3	24,347
			24,347
Utilities — 3.6%
1,350	Allete, Inc.	0.5	46,224
3,150	NorthWestern Corp.	0.9	82,530
1,550	Unisource Energy Corp.	0.5	46,779
7,717	Other Securities	1.7	167,472
			343,005

Total Common Stock (Cost $9,272,421)	9,247,830

Total Investments — 98.0% (Cost $9,272,421)	9,247,830
Other Assets & Liabilities, Net — 2.0%	188,010

NET ASSETS — 100.0%	$9,435,840

†   Non-income producing security.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

As of June 30, 2010, all of the Portfolio’s investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Condensed Schedule of Investments	June 30, 2010 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
COMMON STOCK — 99.5%
Consumer Discretionary — 10.5%
4,650	Amazon.com, Inc.†	0.4	$508,059
32,983	Comcast Corp. Special, Class A	0.4	572,915
21,250	Home Depot, Inc. (The)	0.4	596,487
13,300	McDonald's Corp.	0.6	876,071
21,518	Walt Disney Co. (The)	0.5	677,817
557,550	Other Securities	8.2	11,448,973
			14,680,322
Consumer Staples — 10.3%
27,075	Altria Group, Inc.	0.4	542,583
27,620	Coca-Cola Co. (The)	1.0	1,384,315
6,380	Colgate-Palmolive Co.	0.4	502,489
18,542	CVS Caremark Corp.	0.4	543,651
17,271	Kraft Foods, Inc., Class A	0.4	483,588
20,940	PepsiCo, Inc.	0.9	1,276,293
23,325	Philip Morris International, Inc.	0.7	1,069,218
38,352	Procter & Gamble Co. (The)	1.6	2,300,353
27,895	Wal-Mart Stores, Inc.	1.0	1,340,913
174,362	Other Securities	3.5	5,059,583
			14,502,986
Energy — 10.2%
26,299	Chevron Corp.	1.3	1,784,650
19,401	ConocoPhillips	0.7	952,395
68,269	Exxon Mobil Corp.	2.8	3,896,136
10,610	Occidental Petroleum Corp.	0.6	818,561
15,600	Schlumberger, Ltd.	0.6	863,304
276,308	Other Securities	4.2	6,045,835
			14,360,881

Shares	Percentage of Net Assets (%)	Value
Financials — 16.8%
12,550	American Express Co.	0.4	$498,235
130,448	Bank of America Corp.	1.3	1,874,538
22,900	Berkshire Hathaway, Inc., Class B†	1.3	1,824,901
270,250	Citigroup, Inc.†	0.7	1,016,140
6,920	Goldman Sachs Group, Inc. (The)	0.7	908,388
51,759	JPMorgan Chase & Co.	1.4	1,894,897
25,109	U.S. Bancorp	0.4	561,186
59,523	Wells Fargo & Co.	1.1	1,523,789
726,178	Other Securities	9.5	13,485,400
			23,587,474
Health Care — 11.9%
20,200	Abbott Laboratories	0.7	944,956
12,902	Amgen, Inc.†	0.5	678,645
22,350	Bristol-Myers Squibb Co.	0.4	557,409
36,185	Johnson & Johnson	1.5	2,137,086
12,868	Medtronic, Inc.	0.3	466,722
36,355	Merck & Co., Inc.	0.9	1,271,334
105,804	Pfizer, Inc.	1.1	1,508,765
344,460	Other Securities	6.5	9,164,225
			16,729,142
Industrials — 10.6%
8,500	3M Co.	0.5	671,415
39,746	General Electric Co.	1.4	2,015,137
8,300	United Parcel Service, Inc., Class B	0.3	472,187
10,944	United Technologies Corp.	0.5	710,375
366,817	Other Securities	7.9	10,934,654
			14,803,768

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Condensed Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
Information Technology — 18.8%
12,100	Apple, Inc.†	2.2	$3,043,513
75,423	Cisco Systems, Inc.†	1.2	1,607,264
25,579	EMC Corp.†	0.3	468,096
3,050	Google, Inc., Class A†	1.0	1,357,098
31,077	Hewlett-Packard Co.	1.0	1,345,012
72,366	Intel Corp.	1.0	1,407,519
16,270	International Business Machines Corp.	1.4	2,009,020
106,340	Microsoft Corp.	1.8	2,446,883
48,330	Oracle Corp.	0.8	1,037,162
22,325	QUALCOMM, Inc.	0.5	733,153
663,233	Other Securities	7.6	10,968,448
			26,423,168
Materials — 3.7%
186,855	Other Securities	3.7	5,209,225
			5,209,225
Telecommunication Services — 3.0%
77,424	AT&T, Inc.	1.3	1,872,887
38,059	Verizon Communications, Inc.	0.8	1,066,413
133,233	Other Securities	0.9	1,195,168
			4,134,468
Utilities — 3.7%
192,098	Other Securities	3.7	5,142,510
			5,142,510

Total Common Stock (Cost $109,367,006)			139,573,944

WARRANTS — 0.0%
373	Other Securities		4,408
Total Warrants (Cost $0)			4,408

RIGHTS — 0.0%
	Other Securities		151
Total Rights (Cost $2,672)			151

Shares	Percentage of Net Assets (%)	Value
Total Investments — 99.5% (Cost $109,369,678)	$139,578,503
Other Assets & Liabilities, Net — 0.5%	762,511

NET ASSETS — 100.0%	$140,341,014

†   Non-income producing security.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

As of June 30, 2010 all of the Portfolio’s investments were considered Level 1, except for Atherogenics, Bearingpoint, Building Material Holdings, Idearc, Journal Register, Noble International, Sirva and Spectrum Brands, which are Level 3. The value of Atherogenics, Bearingpoint, Building Material Holdings, Idearc, Journal Register, Noble International, Sirva and Spectrum Brands at January 1, 2010 was zero, and the value has remained zero throughout the period ended June 30, 2010.

Common Stock
Beginning balance as of January 1, 2010	$6
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(6)
Net purchases/sales	—
Net transfer in/or out of Level 3	—
Ending balance as of June 30, 2010	$—

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core 130/30 Fund Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
COMMON STOCK — 125.9%
Consumer Discretionary — 15.3%
1,300	Advance Auto Parts, Inc.	$65,234
11,700	Aeropostale, Inc. †	335,088
3,750	Amazon.com, Inc. †	409,725
11,300	Apollo Group, Inc., Class A †	479,911
1,000	AutoZone, Inc. †	193,220
2,600	Barnes & Noble, Inc.	33,540
20,390	Best Buy Co., Inc.	690,405
3,400	Big Lots, Inc. †	109,106
28,350	BorgWarner, Inc. †	1,058,589
4,600	Cablevision Systems Corp., Class A	110,446
4,200	Career Education Corp. †	96,684
19,100	Carnival Corp.	577,584
5,500	CBS Corp., Class B	71,115
7,240	Coach, Inc.	264,622
105,910	Comcast Corp. Special, Class A	1,839,657
13,900	Darden Restaurants, Inc.	540,015
600	DeVry, Inc.	31,494
13,600	DIRECTV, Class A †	461,312
1,800	Discovery Communications, Inc., Class A †	64,278
7,100	DISH Network Corp., Class A	128,865
2,100	Dollar Tree, Inc. †	87,423
6,300	DR Horton, Inc.	61,929
16,700	DreamWorks Animation SKG, Inc., Class A †	476,785
8,200	Expedia, Inc.	153,996
2,100	Family Dollar Stores, Inc.	79,149
19,850	Foot Locker, Inc.	250,507
93,111	Ford Motor Co. †	938,559
17,700	Fortune Brands, Inc.	693,486
35,400	GameStop Corp., Class A †	665,166
6,200	Gannett Co., Inc.	83,452
40,900	Gap, Inc. (The)	795,914
15,000	Garmin, Ltd.	437,700
46,900	H&R Block, Inc.	735,861
1,600	Harman International Industries, Inc. †	47,824
4,700	Hasbro, Inc.	193,170
2,300	Hillenbrand, Inc.	49,197
32,850	Home Depot, Inc. (The)	922,100
18,200	International Game Technology	285,740
80,800	Interpublic Group of Cos., Inc. †	576,104

Shares	Value
Consumer Discretionary (continued)
15,550	J.C. Penney Co., Inc.	$334,014
21,500	Johnson Controls, Inc.	577,705
2,700	Jones Apparel Group, Inc.	42,795
1,500	Kohl's Corp. †	71,250
13,490	Lennar Corp., Class A	187,646
4,300	LKQ Corp. †	82,904
34,200	Lowe's Cos., Inc.	698,364
17,500	Ltd. Brands, Inc.	386,225
61,310	Macy's, Inc.	1,097,449
3,600	Mattel, Inc.	76,176
2,100	McDonald's Corp.	138,327
2,500	McGraw-Hill Cos., Inc. (The)	70,350
27,800	MGM Resorts International †	267,992
4,900	New York Times Co., Class A †	42,385
14,700	Newell Rubbermaid, Inc.	215,208
45,360	News Corp., Class A	542,505
2,100	NIKE, Inc., Class B	141,855
9,300	Office Depot, Inc. †	37,572
1,700	Omnicom Group, Inc.	58,310
4,100	Penske Automotive Group, Inc. †	46,576
2,700	PetSmart, Inc.	81,459
200	priceline.com, Inc. †	35,308
2,100	Rent-A-Center, Inc., Class A †	42,546
2,500	Ross Stores, Inc.	133,225
8,700	Royal Caribbean Cruises, Ltd. †	198,099
2,600	Stanley Black & Decker, Inc.	131,352
17,360	Staples, Inc.	330,708
16,920	Starbucks Corp.	411,156
23,000	Target Corp.	1,130,910
29,200	Time Warner, Inc.	844,172
9,100	TJX Cos., Inc.	381,745
9,490	Toll Brothers, Inc. †	155,256
2,900	TRW Automotive Holdings Corp. †	79,953
1,800	Urban Outfitters, Inc. †	61,902
40,600	Viacom, Inc., Class B	1,273,622
39,900	Walt Disney Co. (The)	1,256,850
300	Washington Post Co. (The), Class B	123,144
1,400	Whirlpool Corp.	122,948
4,000	Wyndham Worldwide Corp.	80,560
9,200	Yum! Brands, Inc.	359,168
		27,444,643

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core 130/30 Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

Shares		Value
Consumer Staples — 12.3%
3,200	Alberto-Culver Co., Class B	$86,688
45,900	Altria Group, Inc.	919,836
22,600	Archer-Daniels-Midland Co.	583,532
38,810	Avon Products, Inc.	1,028,465
3,400	Campbell Soup Co.	121,822
2,400	Church & Dwight Co., Inc.	150,504
9,100	Coca-Cola Co. (The)	456,092
1,300	Colgate-Palmolive Co.	102,388
52,220	ConAgra Foods, Inc.	1,217,770
4,300	Constellation Brands, Inc., Class A †	67,166
1,300	Costco Wholesale Corp.	71,279
59,270	CVS Caremark Corp.	1,737,796
4,500	Del Monte Foods Co.	64,755
26,690	Dr. Pepper Snapple Group, Inc.	997,939
5,500	Estee Lauder Cos., Inc. (The), Class A	306,515
4,300	General Mills, Inc.	152,736
1,900	Hershey Co. (The)	91,067
11,100	HJ Heinz Co.	479,742
2,900	Hormel Foods Corp.	117,392
550	JM Smucker Co. (The)	33,121
1,200	Kellogg Co.	60,360
1,600	Kimberly-Clark Corp.	97,008
5,400	Kraft Foods, Inc., Class A	151,200
93,310	Kroger Co. (The)	1,837,274
1,700	Lancaster Colony Corp.	90,712
7,400	Lorillard, Inc.	532,652
10,410	Molson Coors Brewing Co., Class B	440,968
6,450	NBTY, Inc. †	219,364
11,700	Nestle SA ADR	564,408
1,600	Nu Skin Enterprises, Inc., Class A	39,888
26,000	PepsiCo, Inc.	1,584,700
14,700	Philip Morris International, Inc.	673,848
64,310	Procter & Gamble Co. (The)	3,857,314
400	Ralcorp Holdings, Inc. †	21,920
8,100	Reynolds American, Inc.	422,172
2,700	Safeway, Inc.	53,082
35,600	Sara Lee Corp.	501,960
4,900	SUPERVALU, Inc.	53,116
3,700	Sysco Corp.	105,709
22,400	Tyson Foods, Inc., Class A	367,136

Shares	Value
Consumer Staples — 12.3% (continued)
23,400	Unilever NV	$639,288
2,000	Universal Corp.	79,360
3,300	Walgreen Co.	88,110
16,050	Wal-Mart Stores, Inc.	771,524
2,600	Whole Foods Market, Inc. †	93,652
		22,133,330
Energy — 12.5%
5,900	Anadarko Petroleum Corp.	212,931
9,800	Apache Corp.	825,062
4,300	Atwood Oceanics, Inc. †	109,736
16,600	Baker Hughes, Inc.	690,062
28,400	BP PLC ADR	820,192
3,600	Cameron International Corp. †	117,072
2,600	Chesapeake Energy Corp.	54,470
28,910	Chevron Corp.	1,961,833
2,100	Cimarex Energy Co.	150,318
6,600	ConocoPhillips	323,994
8,460	Devon Energy Corp.	515,383
33,900	El Paso Corp.	376,629
3,600	Ensco PLC ADR	141,408
12,300	EOG Resources, Inc.	1,209,951
72,520	Exxon Mobil Corp.	4,138,716
21,390	Forest Oil Corp. †	585,230
15,040	Halliburton Co.	369,232
1,600	Helmerich & Payne, Inc.	58,432
8,700	Hess Corp.	437,958
42,580	Marathon Oil Corp.	1,323,812
2,700	National Oilwell Varco, Inc.	89,289
8,400	Newfield Exploration Co. †	410,424
32,200	Noble Corp.	995,302
17,590	Occidental Petroleum Corp.	1,357,069
2,300	Oil States International, Inc. †	91,034
4,500	Patterson-UTI Energy, Inc.	57,915
16,620	Peabody Energy Corp.	650,341
36,590	Petrohawk Energy Corp. †	620,932
16,200	Petroleo Brasileiro SA ADR	555,984
2,100	Pioneer Natural Resources Co.	124,845
300	Plains Exploration & Production Co. †	6,183
17,040	Pride International, Inc. †	380,674
3,100	Rowan Cos., Inc. †	68,014
10,800	Schlumberger, Ltd.	597,672
5,700	Southern Union Co.	124,602

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core 130/30 Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

Shares		Value
Energy (continued)
12,990	Southwestern Energy Co. †	$501,934
2,300	Teekay Corp.	60,191
12,280	Transocean, Ltd. †	568,932
14,600	Ultra Petroleum Corp. †	646,050
4,000	Valero Energy Corp.	71,920
1,200	Whiting Petroleum Corp. †	94,104
13,400	WSP Holdings, Ltd. ADR †	21,976
		22,517,808
Financials — 17.7%
16,010	ACE, Ltd.	824,195
83,200	Aegon NV	439,296
18,200	Aflac, Inc.	776,594
2,000	Allstate Corp. (The)	57,460
19,100	American Express Co.	758,270
26,000	Ameriprise Financial, Inc.	939,380
6,300	Annaly Capital Management, Inc.	108,045
3,500	AON Corp.	129,920
1,200	Aspen Insurance Holdings, Ltd.	29,688
1,600	Assurant, Inc.	55,520
1,700	AvalonBay Communities, Inc.	158,729
165,810	Bank of America Corp.	2,382,690
58,110	Bank of New York Mellon Corp. (The)	1,434,736
3,200	BB&T Corp.	84,192
6,400	Berkshire Hathaway, Inc., Class B †	510,016
3,300	Capital One Financial Corp.	132,990
51,350	CB Richard Ellis Group, Inc., Class A †	698,873
41,080	Charles Schwab Corp. (The)	582,515
14,600	Chubb Corp.	730,146
2,600	Cincinnati Financial Corp.	67,262
59,100	Citigroup, Inc. †	222,216
2,640	CME Group, Inc., Class A	743,292
10,600	Comerica, Inc.	390,398
3,200	Discover Financial Services	44,736
4,300	E*Trade Financial Corp. †	50,826
2,200	Equity Residential	91,608
1,900	Erie Indemnity Co., Class A	86,450
900	Essex Property Trust, Inc.	87,786
5,900	Fifth Third Bancorp	72,511
7,799	First Horizon National Corp. †	89,299
700	FirstMerit Corp.	11,991

Shares	Value
Financials (continued)
6,600	Goldman Sachs Group, Inc. (The)	$866,382
13,700	Health Care REIT, Inc.	577,044
16,940	Interactive Brokers Group, Inc., Class A †	281,204
2,500	International Bancshares Corp.	41,725
14,600	Invesco, Ltd.	245,718
4,900	Investment Technology Group, Inc. †	78,694
2,500	Jefferies Group, Inc.	52,700
130,768	JPMorgan Chase & Co.	4,787,416
20,850	Lincoln National Corp.	506,447
16,600	Loews Corp.	552,946
9,100	Macerich Co. (The)	339,612
13,400	MetLife, Inc.	505,984
59,630	MF Global Holdings, Ltd. †	340,487
43,000	MFA Mortgage Investments, Inc.	318,200
36,010	Morgan Stanley	835,792
9,600	NASDAQ OMX Group, Inc. †	170,688
5,700	OneBeacon Insurance Group, Ltd., Class A	81,624
1,400	PartnerRe, Ltd.	98,196
7,000	Platinum Underwriters Holdings, Ltd.	254,030
12,630	PNC Financial Services Group, Inc.	713,595
22,800	Principal Financial Group, Inc.	534,432
3,800	Progressive Corp. (The)	71,136
12,700	Prudential Financial, Inc.	681,482
3,750	Public Storage	329,663
2,600	Raymond James Financial, Inc.	64,194
4,600	Regions Financial Corp.	30,268
3,950	Reinsurance Group of America, Inc., Class A	180,554
1,150	RenaissanceRe Holdings, Ltd.	64,710
3,500	SLM Corp. †	36,365
2,300	State Street Corp.	77,786
62,970	TD Ameritrade Holding Corp. †	963,441
5,760	TradeStation Group, Inc. †	38,880
4,000	Travelers Cos., Inc. (The)	197,000
7,700	U.S. Bancorp	172,095
19,500	Unum Group	423,150
100,580	Wells Fargo & Co.	2,574,848
290	Wesco Financial Corp.	93,728
1,900	Westamerica Bancorporation	99,788
26,800	Willis Group Holdings PLC	805,340
2,700	XL Group PLC, Class A	43,227
		31,922,201

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core 130/30 Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

Shares		Value
Health Care — 15.1%
15,565	Abbott Laboratories	$728,131
13,960	Aetna, Inc.	368,265
660	Alcon, Inc.	97,805
19,410	Allergan, Inc.	1,130,827
5,000	AmerisourceBergen Corp., Class A	158,750
37,400	Amgen, Inc. †	1,967,240
26,710	Baxter International, Inc.	1,085,494
1,300	Becton Dickinson and Co.	87,906
12,310	Biogen Idec, Inc. †	584,109
17,600	Biovail Corp.	338,624
52,400	Boston Scientific Corp. †	303,920
2,500	C.R. Bard, Inc.	193,825
20,750	Cardinal Health, Inc.	697,407
9,470	CareFusion Corp. †	214,969
5,600	Cephalon, Inc. †	317,800
1,300	Cerner Corp. †	98,657
2,700	CIGNA Corp.	83,862
5,300	Coventry Health Care, Inc. †	93,704
21,700	Covidien PLC	871,906
4,800	Eli Lilly & Co.	160,800
6,800	Endo Pharmaceuticals Holdings, Inc. †	148,376
12,900	Express Scripts, Inc., Class A †	606,558
30,700	Forest Laboratories, Inc. †	842,101
18,440	Genzyme Corp. †	936,199
12,900	Gilead Sciences, Inc. †	442,212
7,700	Health Net, Inc. †	187,649
3,500	Hill-Rom Holdings, Inc.	106,505
13,570	Hologic, Inc. †	189,030
1,200	Hospira, Inc. †	68,940
10,000	Humana, Inc. †	456,700
8,880	Impax Laboratories, Inc. †	169,519
200	Intuitive Surgical, Inc. †	63,124
8,600	Ironwood Pharmaceuticals, Inc., Class A †	102,512
33,470	Johnson & Johnson	1,976,738
4,700	Kindred Healthcare, Inc. †	60,348
5,050	Kinetic Concepts, Inc. †	184,376
37,790	King Pharmaceuticals, Inc. †	286,826
4,000	Life Technologies Corp. †	189,000
1,500	McKesson Corp.	100,740
22,400	Medtronic, Inc.	812,448
80,330	Merck & Co., Inc.	2,809,140

Shares	Value
Health Care (continued)
8,100	Omnicare, Inc.	$191,970
1,600	Perrigo Co.	94,512
183,160	Pfizer, Inc.	2,611,862
700	Quest Diagnostics, Inc.	34,839
4,100	Shire PLC ADR	251,658
1,600	St. Jude Medical, Inc. †	57,744
1,800	Stryker Corp.	90,108
20,210	Thermo Fisher Scientific, Inc. †	991,301
46,100	UnitedHealth Group, Inc.	1,309,240
1,300	Varian Medical Systems, Inc. †	67,964
2,900	Watson Pharmaceuticals, Inc. †	117,653
2,700	WellCare Health Plans, Inc. †	64,098
9,400	WellPoint, Inc. †	459,942
9,300	Zimmer Holdings, Inc. †	502,665
		27,168,598
Industrials — 14.9%
6,900	3M Co.	545,031
10,910	AGCO Corp. †	294,242
8,800	AMR Corp. †	59,664
8,840	BE Aerospace, Inc. †	224,801
6,000	Boeing Co.	376,500
6,760	Bucyrus International, Inc., Class A	320,762
1,600	Carlisle , Inc.	57,808
11,510	Caterpillar, Inc.	691,406
19,800	CNH Global NV	448,470
9,590	CSX Corp.	475,952
19,490	Cummins, Inc.	1,269,384
2,300	Danaher Corp.	85,376
16,200	Deere & Co.	902,016
6,200	Delta Air Lines, Inc. †	72,850
3,100	Deluxe Corp.	58,125
6,800	Diana Shipping, Inc. †	76,568
1,700	Donaldson Co., Inc.	72,505
12,300	Dover Corp.	514,017
900	Eaton Corp.	58,896
2,100	Emerson Electric Co.	91,749
3,200	Expeditors International of Washington, Inc.	110,432
9,400	FedEx Corp.	659,034
900	Flowserve Corp.	76,320
900	Fluor Corp.	38,250
35,500	Foster Wheeler AG †	747,630
1,800	FTI Consulting, Inc. †	78,462
2,100	Gardner Denver, Inc.	93,639

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core 130/30 Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

Shares		Value
Industrials (continued)
8,900	Genco Shipping & Trading, Ltd. †	$133,411
2,500	General Cable Corp. †	66,625
21,100	General Dynamics Corp.	1,235,616
163,330	General Electric Co.	2,355,219
4,700	Hertz Global Holdings, Inc. †	44,462
20,800	Illinois Tool Works, Inc.	858,624
26,846	ITT Corp.	1,205,923
900	Jacobs Engineering Group, Inc. †	32,796
12,490	Joy Global, Inc.	625,624
3,700	Kennametal, Inc.	94,091
14,800	L-3 Communications Holdings, Inc., Class 3	1,048,432
7,000	Lockheed Martin Corp.	521,500
600	Manpower, Inc.	25,908
800	Masco Corp.	8,608
13,900	Norfolk Southern Corp.	737,395
10,000	Northrop Grumman Corp.	544,400
7,700	Oshkosh Corp. †	239,932
800	Owens Corning, Inc. †	23,928
16,300	PACCAR, Inc.	649,881
17,900	Pall Corp.	615,223
2,600	Parker Hannifin Corp.	144,196
17,400	Raytheon Co.	841,986
1,700	Republic Services, Inc., Class A	50,541
10,870	Rockwell Automation, Inc.	533,608
8,500	Rockwell Collins, Inc.	451,605
15,100	Ryder System, Inc.	607,473
9,800	Siemens AG ADR	877,394
4,900	Snap-On, Inc.	200,459
39,400	Southwest Airlines Co.	437,734
1,500	SPX Corp.	79,215
20,970	Terex Corp. †	392,978
3,400	Timken Co.	88,366
1,800	Towers Watson & Co., Class A	69,930
5,500	Trinity Industries, Inc.	97,460
17,740	Union Pacific Corp.	1,233,107
3,700	United Parcel Service, Inc., Class B	210,493
9,800	United Technologies Corp.	636,118
1,700	URS Corp. †	66,895
4,700	Werner Enterprises, Inc.	102,883
700	WW Grainger, Inc.	69,615
		26,759,543

Shares	Value
Information Technology — 23.7%
43,300	Activision Blizzard, Inc.	$454,217
184,910	Advanced Micro Devices, Inc. †	1,353,541
2,900	Altera Corp.	71,949
9,500	Amdocs, Ltd. †	255,075
4,000	Analog Devices, Inc.	111,440
16,350	Apple, Inc. †	4,112,516
51,600	Applied Materials, Inc.	620,232
5,300	Arris Group, Inc. †	54,007
16,800	Arrow Electronics, Inc. †	375,480
26,800	Autodesk, Inc. †	652,848
2,200	Automatic Data Processing, Inc.	88,572
2,700	Aviat Networks, Inc. †	9,801
7,700	Avnet, Inc. †	185,647
6,500	AVX Corp.	83,330
40,450	Blue Coat Systems, Inc. †	826,394
1,150	BMC Software, Inc. †	39,824
16,300	Broadcom Corp., Class A	537,411
26,100	CA, Inc.	480,240
62,500	Cisco Systems, Inc. †	1,331,875
1,600	Cognizant Technology Solutions Corp., Class A †	80,096
8,200	Computer Sciences Corp.	371,050
9,100	Compuware Corp. †	72,618
4,900	Convergys Corp. †	48,069
34,400	Corning, Inc.	555,560
152,860	Dell, Inc. †	1,843,492
69,500	DemandTec, Inc. †	469,125
1,517	Dolby Laboratories, Inc., Class A †	95,101
2,100	DST Systems, Inc.	75,894
4,700	eBay, Inc. †	92,167
43,500	EMC Corp. †	796,050
81,080	Emulex Corp. †	744,314
900	Factset Research Systems, Inc.	60,291
1,700	Fidelity National Information Services, Inc.	45,594
2,300	Global Payments, Inc.	84,042
3,310	Google, Inc., Class A †	1,472,784
8,200	Harris Corp.	341,530
57,000	Hewlett-Packard Co.	2,466,960
3,300	IAC/InterActive Corp. †	72,501
5,900	Ingram Micro, Inc., Class A †	89,621
10,400	Integrated Device Technology, Inc. †	51,480
43,200	Intel Corp.	840,240

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core 130/30 Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

Shares		Value
Information Technology (Continued)
21,800	International Business Machines Corp.	$2,691,864
28,600	Intersil Corp., Class A	346,346
28,900	Intuit, Inc. †	1,004,853
5,200	Jabil Circuit, Inc.	69,160
2,800	Juniper Networks, Inc. †	63,896
5,900	Lam Research Corp. †	224,554
4,900	Lexmark International, Inc., Class A †	161,847
45,300	LSI Corp. †	208,380
7,400	Mantech International Corp., Class A †	315,018
36,000	Marvell Technology Group, Ltd. †	567,360
400	Mastercard, Inc., Class A	79,812
14,700	Maxim Integrated Products, Inc.	245,931
33,700	Micron Technology, Inc. †	286,113
127,700	Microsoft Corp.	2,938,377
3,500	Molex, Inc.	63,840
14,300	Motorola, Inc. †	93,236
26,800	National Semiconductor Corp.	360,728
5,800	NCR Corp. †	70,296
1,400	NetApp, Inc. †	52,234
4,600	NeuStar, Inc., Class A †	94,852
13,500	Nintendo Co., Ltd. ADR	503,172
2,400	Novellus Systems, Inc. †	60,864
5,100	NVIDIA Corp. †	52,071
49,210	Oclaro, Inc. †	545,739
39,300	Oracle Corp.	843,378
5,700	QLogic Corp. †	94,734
25,600	QUALCOMM, Inc.	840,704
8,700	Research In Motion, Ltd. †	428,562
8,800	SAIC, Inc. †	147,312
1,600	SanDisk Corp. †	67,312
172,600	Seagate Technology †	2,250,704
75,800	Symantec Corp. †	1,052,104
2,100	Tech Data Corp. †	74,802
6,400	Tellabs, Inc.	40,896
2,700	Teradata Corp. †	82,296
12,200	Teradyne, Inc. †	118,950
17,100	Texas Instruments, Inc.	398,088
4,200	Visa, Inc., Class A	297,150
15,400	Vishay Intertechnology, Inc. †	119,196
70,840	Western Digital Corp. †	2,136,534

Shares	Value
Information Technology (Continued)
3,000	Western Union Co. (The)	$44,730
7,600	Xerox Corp.	61,104
1,900	Xilinx, Inc.	47,994
4,900	Yahoo!, Inc. †	67,767
		42,727,838
Materials — 5.0%
4,140	Albemarle Corp.	164,400
4,000	Alcoa, Inc.	40,240
1,700	Aptargroup, Inc.	64,294
11,200	Ball Corp.	591,696
2,300	Cabot Corp.	55,453
2,300	Celanese Corp., Series A	57,293
7,700	CF Industries Holdings, Inc.	488,565
6,010	Cliffs Natural Resources, Inc.	283,431
2,010	Compass Minerals International, Inc.	141,263
1,600	Cytec Industries, Inc.	63,984
37,350	Dow Chemical Co. (The)	885,942
3,600	Eastman Chemical Co.	192,096
3,860	Ecolab, Inc.	173,353
15,600	EI du Pont de Nemours & Co.	539,604
1,400	FMC Corp.	80,402
8,530	Freeport-McMoRan Copper & Gold, Inc.	504,379
11,800	Goldcorp, Inc.	517,430
1,800	Greif, Inc., Class A	99,972
1,900	International Flavors & Fragrances, Inc.	80,598
19,500	International Paper Co.	441,285
3,400	Lubrizol Corp.	273,054
21,950	Monsanto Co.	1,014,529
1,600	Newmont Mining Corp.	98,784
400	Owens-Illinois, Inc. †	10,580
6,200	Packaging Corp of America	136,524
2,000	Pactiv Corp. †	55,700
8,000	PPG Industries, Inc.	483,280
6,070	Praxair, Inc.	461,259
2,700	Reliance Steel & Aluminum Co.	97,605
5,500	Sealed Air Corp.	108,460
2,800	Sherwin-Williams Co. (The)	193,732
2,200	Sonoco Products Co.	67,056
14,000	United States Steel Corp.	539,700
900	Walter Energy, Inc.	54,765
		9,060,708

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core 130/30 Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

Shares		Value
Telecommunication Services — 3.8%
10,430	American Tower Corp., Class A †	$464,135
125,422	AT&T, Inc.	3,033,958
12,700	BCE, Inc.	371,729
16,700	CenturyLink, Inc.	556,277
8,000	MetroPCS Communications, Inc. †	65,520
16,860	NII Holdings, Inc. †	548,287
129,370	Qwest Communications International, Inc.	679,193
15,200	Sprint Nextel Corp. †	64,448
1,800	United States Cellular Corp. †	74,070
8,300	Verizon Communications, Inc.	232,566
62,600	Windstream Corp.	661,056
		6,751,239
Utilities — 5.6%
59,480	AES Corp. (The) †	549,595
3,800	Alliant Energy Corp.	120,612
10,500	Ameren Corp.	249,585
56,140	American Electric Power Co., Inc.	1,813,322
5,680	American Water Works Co., Inc.	117,008
28,200	CenterPoint Energy, Inc.	371,112
4,900	CMS Energy Corp.	71,785
1,400	Consolidated Edison, Inc.	60,340
2,700	Constellation Energy Group, Inc.	87,075
18,000	Dominion Resources, Inc.	697,320
7,500	DTE Energy Co.	342,075
11,200	Duke Energy Corp.	179,200
43,720	Dynegy, Inc., Class A †	168,322
2,000	Edison International	63,440
26,300	Exelon Corp.	998,611
18,500	FirstEnergy Corp.	651,755
3,500	IDACORP, Inc.	116,445
1,900	Integrys Energy Group, Inc.	83,106
18,500	MDU Resources Group, Inc.	333,555
2,500	National Fuel Gas Co.	114,700
1,200	NextEra Energy, Inc.	58,512
4,700	Nicor, Inc.	190,350
13,700	NiSource, Inc.	198,650
5,300	Oneok, Inc.	229,225
10,860	PG&E Corp.	446,346
2,300	Pinnacle West Capital Corp.	83,628
11,200	PPL Corp.	279,440
2,300	Progress Energy, Inc.	90,206

Shares	Value
Utilities (continued)
3,300	Public Service Enterprise Group, Inc.	$103,389
2,300	Questar Corp.	104,627
57,450	RRI Energy, Inc. †	217,736
20,800	Southern Co.	692,224
13,380	TECO Energy, Inc.	201,636
		10,084,932
Total Common Stock (Cost $236,171,694)		226,570,840

EXCHANGE-TRADED FUND — 0.3%
5,600	SPDR Trust, Series 1	578,032

Total Exchange-Traded Fund (Cost $584,698)	578,032

Total Investments — 126.2% (Cost $236,756,392)	227,148,872
Other Assets & Liabilities, Net — (26.2)%	(47,172,096)

NET ASSETS — 100.0%	$179,976,776

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core 130/30 Fund Schedule of Securities Sold Short	June 30, 2010 (Unaudited)

Shares		Value
SECURITIES SOLD SHORT — (27.9)%
Consumer Discretionary — (3.4)%
5,755	Aeropostale, Inc. †	$164,823
5,100	American Eagle Outfitters, Inc.	59,925
6,000	Best Buy Co., Inc.	203,160
4,000	Burger King Holdings, Inc.	67,360
3,700	Cablevision Systems Corp., Class A	88,837
7,420	Cheesecake Factory, Inc. (The) †	165,169
1,600	Choice Hotels International, Inc.	48,336
4,470	Citi Trends, Inc. †	147,242
4,840	Darden Restaurants, Inc.	188,034
12,000	Dollar General Corp. †	330,600
4,800	Federal-Mogul Corp. †	62,496
26,000	Ford Motor Co. †	262,080
6,800	Genuine Parts Co.	268,260
2,300	Guess?, Inc.	71,852
6,900	H&R Block, Inc.	108,261
3,400	Hanesbrands, Inc. †	81,804
7,180	hhgregg, Inc. †	167,438
6,200	International Game Technology	97,340
4,000	KB Home	44,000
8,300	Lamar Advertising Co., Class A †	203,516
6,300	Las Vegas Sands Corp. †	139,482
7,100	Lennar Corp., Class A	98,761
3,900	Liberty Global, Inc., Class A †	101,361
3,800	Marriott International, Inc., Class A	113,772
2,800	MDC Holdings, Inc.	75,460
5,850	NetFlix, Inc. †	635,602
12,200	Nordstrom, Inc.	392,718
7,600	O'Reilly Automotive, Inc. †	361,456
1,390	Panera Bread Co., Class A †	104,653
2,910	PF Chang's China Bistro, Inc.	115,382
26,000	Pulte Group, Inc. †	215,280
3,300	Sears Holdings Corp. †	213,345
2,300	Staples, Inc.	43,815
2,800	Toll Brothers, Inc. †	45,808
5,360	Under Armour, Inc., Class A †	177,577
4,200	Weight Watchers International, Inc.	107,898
1,500	WMS Industries, Inc. †	58,875
3,900	Wynn Resorts, Ltd.	297,453
2,000	Yum! Brands, Inc.	78,080
		6,207,311

Shares	Value
Consumer Staples — (2.5)%
5,180	Altria Group, Inc.	$103,807
4,200	Avon Products, Inc.	111,300
6,000	Brown-Forman Corp., Class B	343,380
4,200	Bunge, Ltd.	206,598
1,900	Central European Distribution Corp. †	40,622
1,100	Church & Dwight Co., Inc.	68,981
1,900	Clorox Co.	118,104
4,900	Corn Products International, Inc.	148,470
4,450	Costco Wholesale Corp.	243,994
5,400	Dean Foods Co. †	54,378
1,100	Energizer Holdings, Inc. †	55,308
2,500	Flowers Foods, Inc.	61,075
5,580	Hain Celestial Group, Inc. †	112,549
1,360	JM Smucker Co. (The)	81,899
2,050	Kellogg Co.	103,115
3,590	Kraft Foods, Inc., Class A	100,520
7,400	McCormick & Co., Inc.	280,904
1,400	Mead Johnson Nutrition Co., Class A	70,168
2,500	NBTY, Inc. †	85,025
6,000	PepsiCo, Inc.	365,700
17,100	SABMiller PLC ADR	477,090
23,500	Sara Lee Corp.	331,350
5,300	Sysco Corp.	151,421
2,781	Tootsie Roll Industries, Inc.	65,771
2,360	TreeHouse Foods, Inc. †	107,757
18,800	Tyson Foods, Inc., Class A	308,132
4,620	Weis Markets, Inc.	152,044
2,400	Whole Foods Market, Inc. †	86,448
		4,435,910
Energy — (2.1)%
2,800	Baker Hughes, Inc.	116,396
3,600	Cabot Oil & Gas Corp.	112,752
17,900	Chesapeake Energy Corp.	375,005
1,500	Comstock Resources, Inc. †	41,580
3,540	ConocoPhillips	173,779
500	Continental Resources, Inc. †	22,310
2,570	Diamond Offshore Drilling, Inc.	159,828
2,200	EXCO Resources, Inc.	32,142
1,700	FMC Technologies, Inc. †	89,522
1,700	Forest Oil Corp. †	46,512
4,560	Goodrich Petroleum Corp. †	54,720

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core 130/30 Fund Schedule of Securities Sold Short - (Continued)	June 30, 2010 (Unaudited)

Shares		Value
Energy (continued)
2,400	Massey Energy Co.	$65,640
4,710	National Oilwell Varco, Inc.	155,760
4,940	Noble Energy, Inc.	298,030
3,800	Occidental Petroleum Corp.	293,170
1,400	Oceaneering International, Inc. †	62,860
2,100	Petrohawk Energy Corp. †	35,637
4,900	Pioneer Natural Resources Co.	291,305
3,800	Quicksilver Resources, Inc. †	41,800
5,600	Range Resources Corp.	224,840
7,010	Rowan Cos., Inc. †	153,799
2,200	Schlumberger, Ltd.	121,748
1,400	Southwestern Energy Co. †	54,096
2,000	Spectra Energy Corp.	40,140
1,800	Ultra Petroleum Corp. †	79,650
30,370	W&T Offshore, Inc.	287,300
16,440	Weatherford International, Ltd. †	216,022
3,900	Williams Cos., Inc. (The)	71,292
		3,717,635
Financials — (3.8)%
1,700	Affiliated Managers Group, Inc. †	103,309
15,800	American International Group, Inc. †	544,152
5,100	Arthur J. Gallagher & Co.	124,338
5,700	Associated Banc-Corp	69,882
26,700	Brown & Brown, Inc.	511,038
3,000	Capitol Federal Financial	99,480
4,800	CB Richard Ellis Group, Inc., Class A †	65,328
43,800	Charles Schwab Corp. (The)	621,084
2,300	Cincinnati Financial Corp.	59,501
13,100	Corporate Office Properties Trust	494,656
5,200	Eaton Vance Corp.	143,572
5,800	Fidelity National Financial, Inc., Class A	75,342
7,500	Fortress Investment Group LLC, Class A † (a)	21,525
900	Franklin Resources, Inc.	77,571
1,300	Health Care REIT, Inc.	54,756
18,500	Hudson City Bancorp, Inc.	226,440
12,240	Legg Mason, Inc.	343,087
2,100	MBIA, Inc. †	11,781
2,900	Mercury General Corp.	120,176
17,900	Moody's Corp.	356,568

Shares	Value
Financials (continued)
6,000	Northern Trust Corp.	$280,200
10,770	NYSE Euronext	297,575
3,500	Omega Healthcare Investors, Inc.	69,755
8,800	Progressive Corp. (The)	164,736
3,730	RLI Corp.	195,862
2,070	Simon Property Group, Inc.	167,153
4,100	St. Joe Co. (The) †	94,956
1,300	Student Loan Corp. (The)	31,304
8,740	T Rowe Price Group, Inc.	387,969
7,240	Taubman Centers, Inc.	272,441
2,100	TD Ameritrade Holding Corp. †	32,130
6,000	Travelers Cos., Inc. (The)	295,500
4,600	Vornado Realty Trust	335,570
2,100	W.R. Berkley Corp.	55,566
2,100	Waddell & Reed Financial, Inc., Class A	45,948
		6,850,251
Health Care — (3.4)%
3,700	Abbott Laboratories	173,086
200	Abraxis Bioscience, Inc. †	14,840
3,850	Acorda Therapeutics, Inc. †	119,773
2,000	Alexion Pharmaceuticals, Inc. †	102,380
2,100	Allergan, Inc.	122,346
2,800	Allscripts-Misys Healthcare Solutions, Inc. †	45,080
7,000	Amedisys, Inc. †	307,790
2,200	Amylin Pharmaceuticals, Inc. †	41,360
3,890	Auxilium Pharmaceuticals, Inc. †	91,415
600	Baxter International, Inc.	24,384
1,500	Beckman Coulter, Inc.	90,435
1,600	BioMarin Pharmaceutical, Inc. †	30,336
4,200	Brookdale Senior Living, Inc. †	63,000
8,290	Celgene Corp. †	421,298
2,460	Cerner Corp. †	186,689
2,200	Chemed Corp.	120,208
1,700	Community Health Systems, Inc. †	57,477
1,100	DaVita, Inc. †	68,684
2,500	Dendreon Corp. †	80,825
9,400	DENTSPLY International, Inc.	281,154
12,550	Eli Lilly & Co.	420,425
1,500	Express Scripts, Inc., Class A †	70,530
2,950	Forest Laboratories, Inc. †	80,918
4,500	Genzyme Corp. †	228,465
5,900	Gilead Sciences, Inc. †	202,252

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core 130/30 Fund Schedule of Securities Sold Short - (Continued)	June 30, 2010 (Unaudited)

Shares		Value
Health Care (continued)
2,400	Henry Schein, Inc. †	$131,760
2,700	Human Genome Sciences, Inc. †	61,182
2,100	IDEXX Laboratories, Inc. †	127,890
5,500	Illumina, Inc. †	239,415
1,100	Incyte Corp., Ltd. †	12,177
600	InterMune, Inc. †	5,610
700	Intuitive Surgical, Inc. †	220,934
2,720	Inverness Medical Innovations, Inc. †	72,515
1,600	Laboratory Corp. of America Holdings †	120,560
3,690	Life Technologies Corp. †	174,353
700	Masimo Corp.	16,667
800	Mettler-Toledo International, Inc. †	89,304
5,550	Mylan, Inc. †	94,572
1,500	Myriad Genetics, Inc. †	22,425
2,600	Novartis AG ADR	125,632
500	NuVasive, Inc. †	17,730
15,200	QIAGEN NV †	292,144
800	Regeneron Pharmaceuticals, Inc. †	17,856
3,490	Salix Pharmaceuticals, Ltd. †	136,215
2,200	Smith & Nephew PLC ADR	103,400
2,510	Stryker Corp.	125,651
600	Techne Corp.	34,470
31,260	Tenet Healthcare Corp. †	135,668
1,480	United Therapeutics Corp. †	72,239
3,000	VCA Antech, Inc. †	74,280
6,600	Vertex Pharmaceuticals, Inc. †	217,140
		6,186,939

Industrials — (3.2)%
2,660	3M Co.	210,113
3,300	Alexander & Baldwin, Inc.	98,274
2,940	AO Smith Corp.	141,679
7,000	Applied Industrial Technologies, Inc.	177,240
2,700	BE Aerospace, Inc. †	68,661
1,530	Boeing Co.	96,007
3,200	CH Robinson Worldwide, Inc.	178,112
4,100	Cintas Corp.	98,277
2,100	Con-way, Inc.	63,042
3,800	Corrections Corp of America †	72,504
5,200	Covanta Holding Corp. †	86,268
4,200	Expeditors International of Washington, Inc.	144,942

Shares	Value
Industrials — (3.2)%
6,750	Fastenal Co.	$338,783
2,600	Fluor Corp.	110,500
2,800	GATX Corp.	74,704
2,290	General Dynamics Corp.	134,102
5,000	Goodrich Corp.	331,250
2,900	Harsco Corp.	68,150
9,300	Ingersoll-Rand PLC	320,757
18,000	Iron Mountain, Inc.	404,280
3,900	JB Hunt Transport Services, Inc.	127,413
1,200	Kirby Corp. †	45,900
3,100	Landstar System, Inc.	120,869
2,000	Lennox International, Inc.	83,140
3,400	Navigant Consulting, Inc. †	35,292
6,530	PACCAR, Inc.	260,351
3,400	Pall Corp.	116,858
2,000	Pentair, Inc.	64,400
5,700	Pitney Bowes, Inc.	125,172
800	Precision Castparts Corp.	82,336
20,500	Quanta Services, Inc. †	423,325
1,000	Robert Half International, Inc.	23,550
2,200	Roper Industries, Inc.	123,112
1,700	Ryder System, Inc.	68,391
16,710	Spirit Aerosystems Holdings, Inc., Class A †	318,493
3,300	Stericycle, Inc. †	216,414
1,700	Terex Corp. †	31,858
4,000	Textron, Inc.	67,880
2,600	WW Grainger, Inc.	258,570
		5,810,969
Information Technology — (5.0)%
3,300	Adobe Systems, Inc. †	87,219
8,300	Advanced Micro Devices, Inc. †	60,756
32,020	Akamai Technologies, Inc. †	1,299,051
1,100	Alliance Data Systems Corp. †	65,472
1,600	ANSYS, Inc. †	64,912
10,500	Avnet, Inc. †	253,155
8,800	BMC Software, Inc. †	304,744
1,600	Citrix Systems, Inc. †	67,568
8,100	Concur Technologies, Inc. †	345,708
15,400	Corning, Inc.	248,710
1,100	Cree, Inc. †	66,033
2,700	Diebold, Inc.	73,575
29,000	Electronic Arts, Inc. †	417,600

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core 130/30 Fund Schedule of Securities Sold Short - (Continued)	June 30, 2010 (Unaudited)

Shares		Value
Information Technology (continued)
34,220	EMC Corp. †	$626,226
1,400	Equinix, Inc. †	113,708
13,710	F5 Networks, Inc. †	940,095
2,700	Fiserv, Inc. †	123,282
3,300	FLIR Systems, Inc. †	95,997
10,090	Intuit, Inc. †	350,829
1,800	Itron, Inc. †	111,276
1,000	Mastercard, Inc., Class A	199,530
3,400	McAfee, Inc. †	104,448
4,700	MEMC Electronic Materials, Inc. †	46,436
4,600	NetApp, Inc. †	171,626
10,700	Nokia OYJ ADR	87,205
10,900	Novellus Systems, Inc. †	276,424
8,700	NVIDIA Corp. †	88,827
1,700	Paychex, Inc.	44,149
10,300	QUALCOMM, Inc.	338,252
900	Rackspace Hosting, Inc. †	16,506
3,900	Red Hat, Inc. †	112,866
7,380	Salesforce.com, Inc. †	633,352
35,200	SunPower Corp., Class A †	425,920
1,400	TiVo, Inc. †	10,332
7,900	VeriSign, Inc. †	209,745
3,100	Visa, Inc., Class A	219,325
2,800	VMware, Inc., Class A †	175,252
9,300	Western Union Co. (The)	138,663
		9,014,774
Materials — (1.5)%
1,600	Allegheny Technologies, Inc.	70,704
2,400	Celanese Corp., Series A	59,784
5,380	Eastman Chemical Co.	287,077
1,300	Ecolab, Inc.	58,383
700	Intrepid Potash, Inc. †	13,699
1,250	Martin Marietta Materials, Inc.	106,012
3,500	Monsanto Co.	161,770
10,000	Mosaic Co. (The)	389,800
3,900	Nalco Holding Co.	79,794
7,500	Nucor Corp.	287,100
3,600	Owens-Illinois, Inc. †	95,220
2,800	Praxair, Inc.	212,772
2,200	Sensient Technologies Corp.	57,046
5,200	Sherwin-Williams Co. (The)	359,788
4,100	United States Steel Corp.	158,055
4,300	Valhi, Inc.	53,062
4,800	Vulcan Materials Co.	210,384
		2,660,450

Shares	Value
Telecommunication Services — (1.2)%
5,600	America Movil SAB de CV ADR, Series L	$266,000
6,400	American Tower Corp., Class A †	284,800
5,500	Crown Castle International Corp. †	204,930
25,150	Frontier Communications Corp.	178,817
3,100	NII Holdings, Inc. †	100,812
61,500	Qwest Communications International, Inc.	322,875
2,900	SBA Communications Corp., Class A †	98,629
17,100	Telephone & Data Systems, Inc.	519,669
9,300	Windstream Corp.	98,208
		2,074,740
Utilities — (1.8)%
11,800	American Water Works Co., Inc.	243,080
18,100	Aqua America, Inc.	320,008
5,360	Atmos Energy Corp.	144,934
11,900	Calpine Corp. †	151,368
7,300	Consolidated Edison, Inc.	314,630
32,300	Duke Energy Corp.	516,800
2,300	Equities Corp.	83,122
6,500	Exelon Corp.	246,805
1,820	FirstEnergy Corp.	64,119
12,620	Integrys Energy Group, Inc.	551,999
4,900	NSTAR	171,500
6,000	NV Energy, Inc.	70,860
6,200	Ormat Technologies, Inc.	175,398
4,300	Vectren Corp.	101,738
1,700	Wisconsin Energy Corp.	86,258
		3,242,619

Securities Sold Short (Proceeds $53,100,543)		50,201,598

†   Non-income producing security.

ADR – American Depositary Receipt

LLC – Limited Liability Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

SPDR – Standard & Poor’s

(a) Security considered a Master Limited Partnership. At June 30, 2010, these securities amounted to $(21,525) or (0.01)% of net assets.

As of June 30, 2010, all of the Portfolio’s investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities June 30, 2010 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE 130/30 FUND
ASSETS:
Investments in securities, at value (Note 2)	$160,222,780	$29,109,949	$5,882,817	$9,247,830	$139,578,503	$227,148,872
Cash Equivalents	1,430,867	289,225	93,412	131,041	692,422	—
Cash	—	—	—	—	—	7,365,420
Receivable for investment securities sold	1,785,404	26,960	11,727	36,510	—	4,778,470
Dividends and interest receivable	188,260	49,111	3,179	18,465	180,118	260,357
Receivable for Portfolio shares sold	85,756	432	402	10,523	79,858	35,643
Dividend reclaim receivable	285	—	—	—	—	5,589
Receivable from investment adviser	—	—	955	—	—	—
Prepaid expenses and other assets	25,917	13,978	12,042	12,415	47,005	21,805
Total Assets	$163,739,269	$29,489,655	$6,004,534	$9,456,784	$140,577,906	$239,616,156

LIABILITIES:
Securities sold short, at value	—	—	—	—	—	50,201,598
Payable for investment securities purchased	1,220,520	104,706	21,650	—	—	9,093,020
Payable for Portfolio shares redeemed	579,956	2,525	—	—	35,729	9,340
Payable to Custodian	234,691	—	—	—	—	—
Investment advisory fees payable (Note 3)	106,958	19,262	—	3,959	12,170	145,676
Distribution fees payable (Note 4)	39,175	12,250	5,225	4,577	45,418	28,210
Administration fees payable	20,751	3,741	771	1,213	17,673	22,259
Trustees' fees payable	3,802	668	137	212	3,193	3,995
Chief compliance officer fees payable	602	102	21	31	505	630
Dividends payable on short sales	—	—	—	—	—	41,422
Accrued expenses and other payables	154,304	23,228	10,279	10,952	122,204	93,230
Total Liabilities	2,360,759	166,482	38,083	20,944	236,892	59,639,380

NET ASSETS	$161,378,510	$29,323,173	$5,966,451	$9,435,840	$140,341,014	$179,976,776

NET ASSETS consist of:
Paid-in capital	$187,670,459	$47,481,224	$8,323,261	$13,941,703	$169,063,572	$194,841,788
Undistributed accumulated net investment income/(loss)	210,988	73,812	(19,144)	22,821	1,051,895	159,381
Accumulated net realized loss on investments sold and securities sold short	(37,716,082)	(17,814,745)	(2,814,087)	(4,504,093)	(59,983,278)	(8,315,818)
Net unrealized appreciation/(depreciation) of investments and securities sold short	11,213,145	(417,118)	476,421	(24,591)	30,208,825	(6,708,575)

NET ASSETS	$161,378,510	$29,323,173	$5,966,451	$9,435,840	$140,341,014	$179,976,776

Investments, at cost (Note 2)	$149,009,635	$29,527,067	$5,406,396	$9,272,421	$109,369,678	$236,756,392
Securites sold short, proceeds receivable	—	—	—	—	—	53,100,543

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities - (Continued) June 30, 2010 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE 130/30 FUND
NET ASSETS:
Investment Class shares	$94,761,108	$28,181,471	$5,827,243	$9,269,538	$93,050,609	$83,418,091
(50,000,000 shares authorized, per class, per Portfolio, par value $001 per share)†
Institutional Class shares	$66,617,402	$1,141,702	$139,208	$166,302	$45,668,409	$96,558,685
(50,000,000 shares authorized, per class, per Portfolio, par value $001 per share)†
Qualified Class shares	N/A	N/A	N/A	N/A	$608,200	N/A
(50,000,000 shares authorized, per class, per Portfolio, par value $001 per share)
Horace Mann Class shares	N/A	N/A	N/A	N/A	$1,013,796	N/A
(50,000,000 shares authorized, per class, per Portfolio, par value $001 per share)

SHARES OUTSTANDING:
Investment Class shares	3,834,395	2,374,468	483,392	711,556	10,303,125	12,536,161
Institutional Class shares	2,610,926	96,051	11,105	12,635	5,056,120	14,417,538
Qualified Class shares	N/A	N/A	N/A	N/A	67,425	N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	112,506	N/A

INVESTMENT CLASS SHARES:
Net asset value, Offering and redemption price per share	$24.71	$11.87	$12.05	$13.03	$9.03	$6.65

INSTITUTIONAL CLASS SHARES:
Net asset value, Offering and redemption price per share	$25.51	$11.89	$12.54	$13.16	$9.03	$6.70

QUALIFIED CLASS SHARES:
Net asset value, Offering and redemption price per share	N/A	N/A	N/A	N/A	$9.02	N/A

HORACE MANN CLASS SHARES:
Net asset value, Offering and redemption price per share	N/A	N/A	N/A	N/A	$9.01	N/A

†	For the Wilshire Large Cap Core 130/30 Fund, (40,000,000 shares authorized, per class, par value $.001 per share).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Operations For the Six Months Ended June 30, 2010 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE 130/30 FUND
INVESTMENT INCOME:
Dividends	$1,405,767	$300,885	$30,740	$102,578	$1,448,042	$2,133,743
Interest	616	89	22	28	214	—
Foreign taxes withheld	(3,365)	(267)	(8)	(4)	(204)	(15,121)
Total Income	$1,403,018	$300,707	$30,754	$102,602	$1,448,052	$2,118,622

EXPENSES
Investment advisory fee (Note 3)	699,059	121,651	28,441	43,522	78,250	993,316
Distribution (12b-1) fees (Note 4)
Investment Class	136,298	38,858	8,185	12,570	128,959	112,628
Qualified Class	N/A	N/A	N/A	N/A	799	N/A
Horace Mann Class	N/A	N/A	N/A	N/A	1,932	N/A
Service fees
Investment Class	74,756	5,967	5,909	5,888	32,649	13,932
Institutional Class	6,671	1,004	16	135	30,394	6,529
Administration and Accounting fees (Note 3)	65,245	11,354	2,342	3,565	54,774	69,428
Directors' fees and expenses (Note 3)	14,795	2,520	518	783	12,417	15,556
Chief compliance officer fees	420	74	16	23	353	453
Transfer agent fees (Note 3)	71,126	6,812	2,980	4,216	45,122	23,297
Professional fees	44,673	8,104	1,703	2,579	39,099	62,597
Printing fees	22,010	3,874	816	1,319	18,266	23,980
Registration and filing fees	19,844	13,822	15,482	13,517	33,485	16,654
Custodian fees (Note 3)	16,244	7,689	5,468	4,279	10,575	10,986
Rebates on securities sold short (Note 2)	—	—	—	—	—	138,940
Dividend expense on securities sold short	—	—	—	—	—	466,018
Other	20,889	4,986	4,578	4,823	31,900	25,679
Total Expenses	1,192,030	226,715	76,454	97,219	518,974	1,979,993
Fees waived and reimbursed by investment adviser (Note 3)	—	—	(26,556)	(20,618)	—	(20,752)
Net expenses	1,192,030	226,715	49,898	76,601	518,974	1,959,241

Net Investment Income/(Loss)	210,988	73,992	(19,144)	26,001	929,078	159,381

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND SHORT SALES (NOTES 1 AND 7)
Net realized gain/(loss) from:
Investments	11,669,851	2,205,385	465,455	515,857	2,051,004	11,071,475
Securities sold short	—	—	—	—	—	(5,399,007)
Net change in unrealized appreciation/(depreciation) on:
Investments	(25,935,606)	(4,534,360)	(720,154)	(756,569)	(11,671,804)	(30,064,965)
Securities sold short	—	—	—	—	—	5,960,597

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND SHORT SALES	(14,265,755)	(2,328,975)	(254,699)	(240,712)	(9,620,800)	(18,431,900)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,054,767)	$(2,254,983)	$(273,843)	$(214,711)	$(8,691,722)	$(18,272,519)

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets For the Six Months Ended June 30, 2010 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE 130/30 FUND
OPERATIONS:
Net investment income/(loss)	$210,988	$73,992	$(19,144)	$26,001	$929,078	$159,381
Net realized gain on investments and securities sold short	11,669,851	2,205,385	465,455	515,857	2,051,004	5,672,468
Net change in unrealized depreciation on investments and securities sold short	(25,935,606)	(4,534,360)	(720,154)	(756,569)	(11,671,804)	(24,104,368)
Net decrease in net assets resulting from operations	$(14,054,767)	$(2,254,983)	$(273,843)	$(214,711)	$(8,691,722)	$(18,272,519)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Investment Class shares:
Shares sold	2,273,794	977,845	144,740	861,510	8,248,590	5,390,584
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	(16,133,751)	(1,299,988)	(564,443)	(893,606)	(18,452,881)	(7,381,904)
Total Investment Class shares	(13,859,957)	(322,143)	(419,703)	(32,096)	(10,204,291)	(1,991,320)
Institutional Class shares:
Shares sold	5,623,770	14,318	13,333	13,333	2,391,272	2,456,582
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	(22,178,131)	(252,419)	(1,000)	(11,768)	(20,947,681)	(5,833,397)
Total Institutional Class shares	(16,554,361)	(238,101)	12,333	1,565	(18,556,409)	(3,376,815)
Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	40,438	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(6,290)	N/A
Total Qualified Class shares	N/A	N/A	N/A	N/A	34,148	N/A
Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	21,400	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(54,454)	N/A
Total Horace Mann Class shares	N/A	N/A	N/A	N/A	(33,054)	N/A

Net decrease in net assets from Capital Stock transactions	(30,414,318)	(560,244)	(407,370)	(30,531)	(28,759,606)	(5,368,135)

Net decrease in net assets	$(44,469,085)	$(2,815,227)	$(681,213)	$(245,242)	$(37,451,328)	$(23,640,654)

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Six Months Ended June 30, 2010 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE 130/30 FUND
NET ASSETS:
Beginning of year	$205,847,595	$32,138,400	$6,647,664	$9,681,082	$177,792,342	$203,617,430
End of year	$161,378,510	$29,323,173	$5,966,451	$9,435,840	$140,341,014	$179,976,776

Undistributed net investment income at end of period	$210,988	$73,812	$(19,144)	$22,821	$1,051,895	$159,381

CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	83,993	74,166	10,906	59,329	841,337	800,088
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	(594,919)	(99,707)	(42,777)	(61,606)	(1,914,317)	(962,958)
Net decrease in Investment Class shares outstanding	(510,926)	(25,541)	(31,871)	(2,277)	(1,072,980)	(162,870)
Institutional Class shares:
Shares sold	200,964	1,073	889	820	242,622	328,067
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	(804,768)	(19,258)	(70)	(846)	(2,141,356)	(773,229)
Net increase/(decrease) in Institutional Class shares outstanding	(603,804)	(18,185)	819	(26)	(1,898,734)	(445,162)
Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	4,059	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(634)	N/A
Net increase in Qualified Class shares outstanding	N/A	N/A	N/A	N/A	3,425	N/A
Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	2,166	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(5,495)	N/A
Net decrease in Horace Mann Class shares outstanding	N/A	N/A	N/A	N/A	(3,329)	N/A

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets For the Year Ended December 31, 2009

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE 130/30 FUND
OPERATIONS:
Net investment income/(loss)	$241,309	$228,182	$(39,872)	$44,139	$2,288,436	$598,230
Net realized gain/(loss) on investments and securities sold short	(14,933,724)	(5,088,842)	(675,234)	(845,150)	(16,056,044)	(6,312,962)
Net change in unrealized appreciation on investments and securities sold short	72,746,085	11,879,782	2,279,036	2,586,315	52,416,695	19,466,638
Net increase in net assets resulting from operations	$58,053,670	$7,019,122	$1,563,930	$1,785,304	$38,649,087	$13,751,906
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Investment Class shares	—	(223,917)	—	(73,103)	(1,468,618)	(338,355)
Institutional Class shares	(245,689)	(9,360)	—	(1,470)	(1,005,577)	(531,249)
Qualified Class shares	N/A	N/A	N/A	N/A	(9,173)	N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	(14,605)	N/A
Return of Capital:
Investment Class shares	—	(1,018)	—	(959)	—	(6,941)
Institutional Class shares	(11,747)	(121)	—	(24)	—	(6,137)
Total distributions to shareholders	(257,436)	(234,416)	—	(75,556)	(2,497,973)	(882,682)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Investment Class shares:
Shares sold	7,197,835	2,316,748	361,843	1,223,157	45,051,170	57,354,459
Shares issued as reinvestment of distributions	—	224,189	—	72,574	1,281,791	344,754
Shares redeemed	(43,033,789)	(3,125,453)	(650,683)	(1,719,061)	(57,415,231)	(7,789,457)
Total Investment Class shares	(35,835,954)	(584,516)	(288,840)	(423,330)	(11,082,270)	49,909,756
Institutional Class shares:
Shares sold	12,128,208	1,931,310	—	2,501	10,670,239	18,086,842
Shares issued in connection with in-kind transfer (See Note 8)	—	—	—	—	—	83,027,097
Shares issued as reinvestment of distributions	149,142	7,597	—	1,494	1,000,644	537,331
Shares redeemed	(28,752,836)	(5,527,969)	(54,650)	(261,128)	(13,439,596)	(21,785,716)
Total Institutional Class shares	(16,475,486)	(3,589,062)	(54,650)	(257,133)	(1,768,713)	79,865,554
Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	80,070	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	9,172	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(29,750)	N/A
Total Qualified Class shares	N/A	N/A	N/A	N/A	59,492	N/A
Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	45,600	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	14,605	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(130,757)	N/A
Total Horace Mann Class shares	N/A	N/A	N/A	N/A	(70,552)	N/A
Net increase/(decrease) in net assets from Capital Stock transactions	(52,311,440)	(4,173,578)	(343,490)	(680,463)	(12,862,043)	129,775,310
Net increase/(decrease) in net assets	$5,484,794	$2,611,128	$1,220,440	$1,029,285	$23,289,071	$142,644,534

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Year Ended December 31, 2009

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE 130/30 FUND
NET ASSETS:
Beginning of year	$200,362,801	$29,527,272	$5,427,224	$8,651,797	$154,503,271	$60,972,896
End of year	$205,847,595	$32,138,400	$6,647,664	$9,681,082	$177,792,342	$203,617,430
Undistributed net investment income at end of period	$—	$(180)	$—	$(3,180)	$122,817	$—

CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	332,104	229,200	34,113	111,054	5,822,400	8,127,067
Shares issued as reinvestment of distributions	—	17,367	—	5,364	132,143	46,338
Shares redeemed	(1,885,328)	(319,963)	(62,661)	(154,021)	(7,353,779)	(1,313,243)
Net increase/(decrease) in Investment Class shares outstanding	(1,553,224)	(73,396)	(28,548)	(37,603)	(1,399,236)	6,860,162

Institutional Class shares:
Shares sold	532,104	199,225	—	199	1,400,334	2,728,984
Shares issued in connection with in-kind transfer (See Note 9)	—	—	—	—	—	11,693,957
Shares issued as reinvestment of distributions	5,334	588	—	109	103,159	71,836
Shares redeemed	(1,264,082)	(558,775)	(5,100)	(27,691)	(1,735,615)	(3,569,303)
Net increase/(decrease) in Institutional Class shares outstanding	(726,644)	(358,962)	(5,100)	(27,383)	(232,122)	10,925,474

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	10,512	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	947	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(3,613)	N/A
Net decrease in Qualified Class shares outstanding	N/A	N/A	N/A	N/A	7,846	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	5,758	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	1,509	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(15,774)	N/A
Net decrease in Horace Mann Class shares outstanding	N/A	N/A	N/A	N/A	(8,507)	N/A

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statement of Cash Flows For the Six Months Ended June 30, 2010 (Unaudited)

WILSHIRE LARGE CAP CORE 130/30 FUND
INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Net decrease in net assets from operations	$(18,272,519)
Adjustment to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(235,643,436)
Proceeds from disposition of investment securities	247,029,912
Purchases to cover securities sold short	(129,089,671)
Net purchase of short-term investment securities	—
Proceeds from securities sold short	125,060,953
Increase in investment securities sold receivable	(4,778,470)
Increase in receivable for Portfolio shares sold	(15,473)
Decrease in dividends and interest receivable	186,434
Increase in dividend reclaim receivable	(5,589)
Increase in prepaid expenses and other assets	(2,594)
Decrease in dividends payable on securities sold short	(43,254)
Increase in payable for investment securities purchased	8,650,646
Increase in payable for Portfolio shares redeemed	8,903
Decrease in investment advisory fees payable	(19,951)
Increase in distribution fees payable	14,317
Increase in administration fees payable	10,099
Increase in chief compliance officer fees payable	381
Increase in directors fees and expenses payable	476
Increase in other accrued expenses	8,233
Net change in unrealized appreciation/(depreciation) on:
Investments	30,064,965
Securities sold short	(5,960,597)
Net realized gain/(loss) from:
Investments	(11,071,475)
Securities sold short	5,399,007
Net cash provided by operating activities	11,531,297

Cash Flows From Financing Activities:
Proceeds from shares sold	7,847,166
Payment on shares redeemed	(13,215,301)
Net cash flows used in financing activities	(5,368,135)
Net increase in cash	6,163,162

Cash at beginning of period	1,202,258
Cash at end of period	$7,365,420

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights

For a Portfolio Share Outstanding Throughout Each Period.
	Investment Class Shares
	Six Months Ended 06/30/2010 (Unaudited)		Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006	Year Ended 12/31/2005
Net asset value, beginning of period	$26.88		$20.12	$35.34	$36.20	$34.49	$31.80

Income/(loss) from investment operations:
Net investment income/(loss)1	0.01		0.00	(0.09)	(0.13)	(0.06)	(0.12)
Net realized and unrealized gain/(loss) on investments	(2.18)		6.76	(14.73)	6.18	1.77	2.81
Total from investment operations	(2.17)		6.76	(14.82)	6.05	1.71	2.69

Less distributions:
From net investment income	0.00		0.00	0.00	0.00	0.00	0.00
From capital gains	0.00		0.00	(0.40)	(6.91)	0.00	0.00
Total distributions	0.00		0.00	(0.40)	(6.91)	0.00	0.00

Net asset value, end of period	$24.71		$26.88	$20.12	$35.34	$36.20	$34.49

Total return	(8.07	)%2	33.60%	(41.88)%	16.33%	4.96%	8.46%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$94,762		$116,799	$118,683	$312,297	$379,226	$411,660
Operating expenses excluding custody earnings credits	1.43	%3	1.43%	1.43%	1.41%	1.34%	1.39%
Operating expenses including reimbursement/waiver/custody earnings credits	1.43	%3	1.43%	1.43%	1.41%	1.34%	1.38%
Operating expenses excluding reimbursement/waiver/custody earnings credits	1.43	%3	1.43%	1.43%	1.41%	1.34%	1.39%
Net investment income/(loss)	0.08	%3	(0.02)%	(0.31)%	(0.32)%	(0.18)%	(0.37)%
Portfolio turnover rate	128	%2	84%	178%	129%	62%	58%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Not annualized.
3	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights - (Continued)

For a Portfolio Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 06/30/2010 (Unaudited)		Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006	Year Ended 12/31/2005
Net asset value, beginning of period	$27.70		$20.72	$36.25	$36.84	$34.97	$32.13

Income/(loss) from investment operations:
Net investment income1	0.06		0.08	0.02	0.03	0.07	0.00	2
Net realized and unrealized gain/(loss) on investments	(2.25)		6.98	(15.15)	6.29	1.80	2.84
Total from investment operations	(2.19)		7.06	(15.13)	6.32	1.87	2.84

Less distributions:
From net investment income	0.00		(0.08)	0.00	0.00	0.00	0.00
From capital gains	0.00		0.00	(0.40)	(6.91)	0.00	0.00
Total distributions	0.00		(0.08)	(0.40)	(6.91)	0.00	0.00

Net asset value, end of period	$25.51		$27.70	$20.72	$36.25	$36.84	$34.97

Total return	(7.91	)%4	34.07%	(41.70)%	16.80%	5.35%	8.84%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$66,617		$89,049	$81,680	$169,017	$225,390	$212,501
Operating expenses excluding custody earnings credits	1.06	%5	1.09%	1.06%	1.02%	0.98%	1.01%
Operating expenses including reimbursement/waiver/custody earnings credits	1.06	%5	1.09%	1.06%	1.02%	0.98%	1.01%
Operating expenses excluding reimbursement/waiver/custody earnings credits	1.06	%5	1.09%	1.06%	1.02%	0.98%	1.01%
Net investment income/(loss)	0.44	%5	0.33%	0.07%	0.08%	0.19%	0.00	%3
Portfolio turnover rate	128	%4	84%	178%	129%	62%	58%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Amount is less than $0.01 per share

3	Amount represents less than 0.01%

4	Not annualized.

5	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights

For a Portfolio Share Outstanding Throughout Each Period.
Investment Class Shares
Six Months Ended 06/30/2010 (Unaudited)	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006	Year Ended 12/31/2005
Net asset value, beginning of period	$12.78	$10.02	$17.51	$22.99	$21.17	$21.92

Income/(loss) from investment operations:
Net investment income1	0.03	0.08	0.17	0.20	0.20	0.14
Net realized and unrealized gain/(loss) on investments	(0.94)	2.77	(7.45)	(0.58)	3.71	1.82
Total from investment operations	(0.91)	2.85	(7.28)	(0.38)	3.91	1.96

Less distributions:
From net investment income	0.00	(0.09)	(0.21)	(0.23)	(0.19)	(0.14)
Return of capital	0.00	0.00	0.00	(0.00	)2	0.00	(0.10)
From capital gains	0.00	0.00	0.00	2	(4.87)	(1.90)	(2.47)
Total distributions	0.00	(0.09)	(0.21)	(5.10)	(2.09)	(2.71)

Net asset value, end of period	$11.87	$12.78	$10.02	$17.51	$22.99	$21.17

Total return	(7.12	)%3	28.48%	(41.55)%	(2.00)%	18.49%	8.90%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$28,181	$30,677	$24,791	$57,314	$76,481	$56,245
Operating expenses excluding custody earnings credits	1.40	%4	1.48%	1.49%	1.42%	1.39%	1.50%
Operating expenses including reimbursement/waiver/custody earnings credits	1.40	%4	1.48%	1.49%	1.42%	1.39%	1.49%
Operating expenses excluding reimbursement/waiver/custody earnings credits	1.40	%4	1.48%	1.49%	1.42%	1.39%	1.50%
Net investment income/(loss)	0.45	%4	0.75%	1.22%	0.85%	0.87%	0.64%
Portfolio turnover rate	72	%3	188%	183%	120%	50%	43%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Amount is less than $0.01 per share
3	Not annualized.
4	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights - (Continued)

For a Portfolio Share Outstanding Throughout Each Period.
Institutional Class Shares
Six Months Ended 06/30/2010 (Unaudited)	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006	Year Ended 12/31/2005
Net asset value, beginning of period	$12.79	$10.01	$17.49	$23.04	$21.19	$21.94

Income/(loss) from investment operations:
Net investment income1	0.04	0.10	0.20	0.27	0.27	0.20
Net realized and unrealized gain/(loss) on investments	(0.94)	2.76	(7.45)	(0.64)	3.74	1.83
Total from investment operations	(0.90)	2.86	(7.25)	(0.37)	4.01	2.03

Less distributions:
From net investment income	0.00	(0.08)	(0.23)	(0.31)	(0.26)	(0.21)
Return of capital	0.00	0.00	0.00	(0.00	)2	0.00	(0.10)
From capital gains	0.00	0.00	0.00	2	(4.87)	(1.90)	(2.47)
Total distributions	0.00	(0.08)	(0.23)	(5.18)	(2.16)	(2.78)

Net asset value, end of period	$11.89	$12.79	$10.01	$17.49	$23.04	$21.19

Total return	(7.04	)%3	28.60%	(41.41)%	(1.92)%	18.94%	9.18%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,142	$1,461	$4,736	$8,469	$7,399	$7,811
Operating expenses excluding custody earnings credits	1.26	%4	1.36%	1.30%	1.12%	1.08%	1.21%
Operating expenses including reimbursement/waiver/custody earnings credits	1.26	%4	1.36%	1.30%	1.12%	1.08%	1.20%
Operating expenses excluding reimbursement/waiver/custody earnings credits	1.26	%4	1.36%	1.30%	1.12%	1.08%	1.21%
Net investment income/(loss)	0.58	%4	0.97%	1.34%	1.15%	1.18%	0.91%
Portfolio turnover rate	72	%3	188%	183%	120%	50%	43%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Amount is less than $0.01 per share
3	Not annualized.
4	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights

For a Portfolio Share Outstanding Throughout Each Period.
	Investment Class Shares
	Six Months Ended 06/30/2010 (Unaudited)		Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006	Year Ended 12/31/2005
Net asset value, beginning of period	$12.64		$9.70	$16.94	$17.46	$16.88	$17.74

Income/(loss) from investment operations:
Net investment loss1	(0.04)		(0.08)	(0.10)	(0.09)	(0.17)	(0.17)
Net realized and unrealized gain/(loss) on investments	(0.55)		3.02	(6.56)	1.60	2.04	0.79
Total from investment operations	(0.59)		2.94	(6.66)	1.51	1.87	0.62

Less distributions:
From capital gains	0.00		0.00	(0.58)	(2.03)	(1.29)	(1.48)
Total distributions	0.00		0.00	(0.58)	(2.03)	(1.29)	(1.48)

Net asset value, end of period	$12.05		$12.64	$9.70	$16.94	$17.46	$16.88

Total return	(4.67	)%2	30.31%	(39.13)%	8.36%	11.12%	3.48%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,827		$6,513	$5,273	$18,702	$15,553	$14,913
Operating expenses excluding custody earnings credits	1.50	%3	1.50%	1.47%	2.06%	2.05%	1.52%
Operating expenses including reimbursement/waiver/custody earnings credits	1.50	%3	1.50%	1.47%	1.46%	1.43%	1.50%
Operating expenses excluding reimbursement/waiver/custody earnings credits	2.29	%3	2.41%	2.07%	2.06%	2.05%	2.36%
Net investment loss	(0.58	)%3	(0.74)%	(0.66)%	(1.09)%	(0.96)%	(0.97)%
Portfolio turnover rate	43	%2	98%	87%	99%	62%	71%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Not annualized.
3	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights - (Continued)

For a Portfolio Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months nded 06/30/2010 (Unaudited)		Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006	Year Ended 12/31/2005
Net asset value, beginning of period	$13.12		$10.03	$17.50	$17.93	$17.25	$18.04

Income/(loss) from investment operations:
Net investment loss1	(0.01)		(0.04)	(0.06)	(0.06)	(0.12)	(0.12)
Net realized and unrealized gain/(loss) on investments	(0.57)		3.13	(6.83)	1.66	2.09	0.81
Total from investment operations	(0.58)		3.09	(6.89)	1.60	1.97	0.69

Less distributions:
From capital gains	0.00		0.00	(0.58)	(2.03)	(1.29)	(1.48)
Total distributions	0.00		0.00	(0.58)	(2.03)	(1.29)	(1.48)

Net asset value, end of period	$12.54		$13.12	$10.03	$17.50	$17.93	$17.25

Total return	(4.42	)%2	30.81%	(39.17)%	8.58%	11.46%	3.81%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$139		$135	$154	$298	$196	$206
Operating expenses excluding custody earnings credits	1.09	%3	1.18%	1.24%	1.81%	1.77%	1.21%
Operating expenses including reimbursement/waiver/custody earnings credits	1.09	%3	1.18%	1.24%	1.21%	1.15%	1.19%
Operating expenses excluding reimbursement/waiver/custody earnings credits	1.89	%3	2.09%	1.78%	1.81%	1.77%	2.05%
Net investment loss	(0.16	)%3	(0.43)%	(0.39)%	(0.92)%	(0.68)%	(0.66)%
Portfolio turnover rate	43	%2	98%	87%	99%	62%	71%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Not annualized.
3	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights

For a Portfolio Share Outstanding Throughout Each Period.
Investment Class Shares
Six Months Ended 06/30/2010 (Unaudited)	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006	Year Ended 12/31/2005
Net asset value, beginning of period	$13.32	$10.93	$16.49	$18.77	$17.46	$21.47

Income/(loss) from investment operations:
Net investment income/(loss)1	0.04	0.05	0.09	0.10	0.03	(0.07)
Net realized and unrealized gain/(loss) on investments	(0.33)	2.44	(5.51)	(0.70)	3.38	1.22
Total from investment operations	(0.29)	2.49	(5.42)	(0.60)	3.41	1.15

Less distributions:
From net investment income	0.00	(0.10)	(0.14)	(0.11)	(0.03)	0.00
From capital gains	0.00	0.00	0.00	2	(1.57)	(2.07)	(5.16)
Total distributions	0.00	(0.10)	(0.14)	(1.68)	(2.10)	(5.16)

Net asset value, end of period	$13.03	$13.32	$10.93	$16.49	$18.77	$17.46

Total return	(2.18	)%3	22.81%	(32.81)%	(3.45)%	19.64%	5.41%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$9,270	$9,511	$8,211	$21,630	$23,639	$17,048
Operating expenses excluding custody earnings credits	1.50	%4	1.50%	1.34%	1.79%	1.92%	1.50%
Operating expenses including reimbursement/waiver/custody earnings credits	1.50	%4	1.50%	1.34%	1.19%	1.31%	1.48%
Operating expenses excluding reimbursement/waiver/custody earnings credits	1.90	%4	2.01%	1.94%	1.79%	1.92%	2.10%
Net investment income/(loss)	0.50	%4	0.49%	0.62%	(0.05)%	0.15%	(0.32)%
Portfolio turnover rate	32	%3	61%	83%	68%	72%	68%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Amount is less than $0.01 per share
3	Not annualized.
4	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights - (Continued)

For a Portfolio Share Outstanding Throughout Each Period.
Institutional Class Shares
Six Months Ended 06/30/2010 (Unaudited)	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006	Year Ended 12/31/2005
Net asset value, beginning of period	$13.45	$11.02	$16.61	$18.90	$17.56	$21.50

Income/(loss) from investment operations:
Net investment income1	0.05	0.07	0.12	0.17	0.09	0.00	2
Net realized and unrealized gain/(loss) on investments	(0.34)	2.48	(5.51)	(0.72)	3.41	1.22
Total from investment operations	(0.29)	2.55	(5.39)	(0.55)	3.50	1.22

Less distributions:
From net investment income	0.00	(0.12)	(0.20)	(0.17)	(0.09)	0.00
From capital gains	0.00	0.00	0.00	2	(1.57)	(2.07)	(5.16)
Total distributions	0.00	(0.12)	(0.20)	(1.74)	(2.16)	(5.16)

Net asset value, end of period	$13.16	$13.45	$11.02	$16.61	$18.90	$17.56

Total return	(2.16	)%3	23.11%	(32.37)%	(3.18)%	20.05%	5.73%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$166	$170	$441	$5,652	$1,375	$1,231
Operating expenses excluding custody earnings credits	1.28	%4	1.30%	1.00%	1.51%	1.62%	1.17%
Operating expenses including reimbursement/waiver/custody earnings credits	1.28	%4	1.30%	1.00%	0.91%	1.02%	1.16%
Operating expenses excluding reimbursement/waiver/custody earnings credits	1.68	%4	1.71%	1.61%	1.51%	1.62%	1.78%
Net investment income/(loss)	0.72	%4	0.65%	0.82%	0.30%	0.44%	(0.01)%
Portfolio turnover rate	32	%3	61%	83%	68%	72%	68%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Amount is less than $0.01 per share
3	Not annualized.
4	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights

For a Portfolio Share Outstanding Throughout Each Period.
	Investment Class Shares
	Six Months Ended 06/30/2010 (Unaudited)		Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006	Year Ended 12/31/2005
Net asset value, beginning of period	$9.61		$7.67	$12.42	$12.02	$10.59	$10.09

Income/(loss) from investment operations:
Net investment income1	0.05		0.11	0.15	0.15	0.12	0.09
Net realized and unrealized gain/(loss) on investments	(0.63)		1.96	(4.77)	0.42	1.41	0.48
Total from investment operations	(0.58)		2.07	(4.62)	0.57	1.53	0.57

Less distributions:
From net investment income	0.00		(0.13)	(0.13)	(0.17)	(0.10)	(0.07)
Total distributions	0.00		(0.13)	(0.13)	(0.17)	(0.10)	(0.07)

Net asset value, end of period	$9.03		$9.61	$7.67	$12.42	$12.02	$10.59

Total return	(6.04	)%2	26.98%	(37.11)%	4.75%	14.46%	5.63%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$93,051		$109,304	$98,032	$143,090	$145,952	$123,809
Operating expenses excluding custody earnings credits	0.73	%3	0.77%	0.78%	0.68%	0.74%	0.82%
Operating expenses including reimbursement/waiver/custody earnings credits	0.73	%3	0.77%	0.78%	0.68%	0.74%	0.82%
Operating expenses excluding reimbursement/waiver/custody earnings credits	0.73	%3	0.77%	0.78%	0.68%	0.74%	0.82%
Net investment income	1.12	%3	1.36%	1.48%	1.20%	1.08%	0.89%
Portfolio turnover rate	1	%2	57%	52%	60%	69%	46%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Not annualized.
3	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Portfolio Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 06/30/2010 (Unaudited)		Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006	Year Ended 12/31/2005
Net asset value, beginning of period	$9.60		$7.67	$12.41	$12.02	$10.60	$10.11

Income/(loss) from investment operations:
Net investment income1	0.06		0.13	0.17	0.19	0.15	0.12
Net realized and unrealized gain/(loss) on investments	(0.63)		1.95	(4.76)	0.41	1.40	0.47
Total from investment operations	(0.57)		2.08	(4.59)	0.60	1.55	0.59

Less distributions:
From net investment income	0.00		(0.15)	(0.15)	(0.21)	(0.13)	(0.10)
Total distributions	0.00		(0.15)	(0.15)	(0.21)	(0.13)	(0.10)

Net asset value, end of period	$9.03		$9.60	$7.67	$12.41	$12.02	$10.60

Total return	(5.94	)%2	27.10%	(36.95)%	4.97%	14.66%	5.83%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$45,668		$66,764	$55,088	$113,721	$65,177	$42,854
Operating expenses excluding custody earnings credits	0.53	%3	0.54%	0.59%	0.39%	0.47%	0.54%
Operating expenses including reimbursement/waiver/custody earnings credits	0.53	%3	0.54%	0.59%	0.39%	0.47%	0.54%
Operating expenses excluding reimbursement/waiver/custody earnings credits	0.53	%3	0.54%	0.59%	0.39%	0.47%	0.54%
Net investment income	1.32	%3	1.59%	1.62%	1.49%	1.35%	1.17%
Portfolio turnover rate	1	%2	57%	52%	60%	69%	46%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Not annualized.
3	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Portfolio Share Outstanding Throughout Each Period.
	Qualified Class Shares
	Six Months Ended 06/30/2010 (Unaudited)		Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006	Year Ended 12/31/2005
Net asset value, beginning of period	$9.59		$7.67	$12.42	$12.02	$10.61	$10.10

Income/(loss) from investment operations:
Net investment income1	0.06		0.12	0.15	0.14	0.11	0.08
Net realized and unrealized gain/(loss) on investments	(0.63)		1.95	(4.76)	0.42	1.39	0.47
Total from investment operations	(0.57)		2.07	(4.61)	0.56	1.50	0.55

Less distributions:
From net investment income	0.00		(0.15)	(0.14)	(0.16)	(0.09)	(0.04)
Total distributions	0.00		(0.15)	(0.14)	(0.16)	(0.09)	(0.04)

Net asset value, end of period	$9.02		$9.59	$7.67	$12.42	$12.02	$10.61

Total return	(5.94	)%2	26.91%	(37.09)%	4.63%	14.18%	5.46%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$608		$614	$431	$607	$1,114	$880
Operating expenses excluding custody earnings credits	0.67	%3	0.61%	0.84%	0.79%	0.83%	0.93%
Operating expenses including reimbursement/waiver/custody earnings credits	0.67	%3	0.61%	0.84%	0.79%	0.83%	0.93%
Operating expenses excluding reimbursement/waiver/custody earnings credits	0.67	%3	0.61%	0.84%	0.79%	0.83%	0.93%
Net investment income	1.19	%3	1.51%	1.40%	1.08%	0.99%	0.75%
Portfolio turnover rate	1	%2	57%	52%	60%	69%	46%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Not annualized.
3	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Portfolio Share Outstanding Throughout Each Period.
	Horace Mann Class Shares
	Six Months Ended 06/30/2010 (Unaudited)		Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006	Year Ended 12/31/2005
Net asset value, beginning of period	$9.59		$7.66	$12.38	$11.99	$10.57	$10.08

Income/(loss) from investment operations:
Net investment income1	0.05		0.11	0.15	0.14	0.12	0.08
Net realized and unrealized gain/(loss) on investments	(0.63)		1.95	(4.75)	0.41	1.39	0.47
Total from investment operations	(0.58)		2.06	(4.60)	0.55	1.51	0.55

Less distributions:
From net investment income	0.00		(0.13)	(0.12)	(0.16)	(0.09)	(0.06)
Total distributions	0.00		(0.13)	(0.12)	(0.16)	(0.09)	(0.06)

Net asset value, end of period	$9.01		$9.59	$7.66	$12.38	$11.99	$10.57

Total return	(6.05	)%2	26.85%	(37.08)%	4.60%	14.32%	5.49%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,014		$1,111	$952	$1,593	$1,817	$1,891
Operating expenses excluding custody earnings credits	0.76	%3	0.80%	0.82%	0.74%	0.77%	0.89%
Operating expenses including reimbursement/waiver/custody earnings credits	0.76	%3	0.80%	0.82%	0.74%	0.77%	0.89%
Operating expenses excluding reimbursement/waiver/custody earnings credits	0.76	%3	0.80%	0.82%	0.74%	0.77%	0.89%
Net investment income	1.09	%3	1.34%	1.41%	1.14%	1.05%	0.82%
Portfolio turnover rate	1	%2	57%	52%	60%	69%	46%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Not annualized.
3	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core 130/30 Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Six Months Ended 06/30/2010 (Unaudited)		Year Ended 12/31/2009	Year Ended 12/31/2008	Period Ended 12/31/20071
Net asset value, beginning of period	$7.37		$6.23	$10.12	$10.00

Income/(loss) from investment operations:
Net investment income/(loss)2	0.00		0.04	0.02	(0.02)
Net realized and unrealized gain/(loss) on investments	(0.72)		1.13	(3.90)	0.14
Total from investment operations	(0.72)		1.17	(3.88)	0.12

Less distributions:
From net investment income	0.00		(0.03)	(0.01)	0.00	3
Total distibutions	0.00		(0.03)	(0.01)	0.00

Net asset value, end of period	$6.65		$7.37	$6.23	$10.12

Total return4	(9.77	)%5	18.73%	(38.31)%	1.21	%5

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$83,418		$93,553	$36,356	$7,196
Operating expenses including dividends on short sales and interest expense, after expense reimbursement/waiver	2.11	%6	2.17%	2.70%	3.51	%6
Operating expenses including dividends on short sales and interest expense, before expense reimbursement/waiver	2.14	%6	2.33%	3.79%	5.00	%6
Operating expenses excluding dividends on short sales and interest expense, after expense reimbursement/waiver	1.50	%6	1.50%	1.50%	1.50	%6
Net investment income/(loss)	0.02	%6	0.61%	0.20%	(1.24	)%6
Portfolio turnover rate	181	%5	289%	175%	84	%5

1	The Wilshire Large Cap Core 130/30 Fund commenced operations November 15, 2007.
2	The selected per share data was calculated using the average shares outstanding method for the period.
3	Amount is less than $0.01 per share.
4	Total return represents the total return for the period indicated.
5	Not annualized.
6	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core 130/30 Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 06/30/2010 (Unaudited)		Year Ended 12/31/2009	Year Ended 12/31/2008	Period Ended 12/31/20071
Net asset value, beginning of period	$7.41		$6.25	$10.12	$10.00

Income/(loss) from investment operations:
Net investment income/(loss)2	0.01		0.06	0.04	(0.01)
Net realized and unrealized gain/(loss) on investments	(0.72)		1.14	(3.89)	0.13
Total from investment operations	(0.71)		1.20	(3.85)	0.12

Less distributions:
From net investment income	0.00		(0.04)	(0.02)	0.00	3
Total distibutions	0.00		(0.04)	(0.02)	0.00

Net asset value, end of period	$6.70		$7.41	$6.25	$10.12

Total return4	(9.58	)%5	19.14%	(38.09)%	1.23	%5

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$96,559		$110,064	$24,617	$12,870
Operating expenses including dividends on short sales and interest expense, after expense reimbursement/waiver	1.86	%6	1.92%	2.41%	3.09	%6
Operating expenses including dividends on short sales and interest expense, before expense reimbursement/waiver	1.87	%6	2.03%	3.50%	4.38	%6
Operating expenses excluding dividends on short sales and interest expense, after expense reimbursement/waiver	1.25	%6	1.25%	1.21%	1.25	%6
Net investment income/(loss)	0.27	%6	0.85%	0.49%	(0.79	)%6
Portfolio turnover rate	181	%5	289%	175%	84	%5

1	The Wilshire Large Cap Core 130/30 Fund commenced operations November 15, 2007.
2	The selected per share data was calculated using the average shares outstanding method for the period.
3	Amount is less than $0.01 per share.
4	Total return represents the total return for the period indicated.
5	Not annualized.
6	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Notes to Financial Statements June 30, 2010 (Unaudited)

1. Organization.

Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers six series, all of which had operations during the semi-annual period: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire Large Cap Core 130/30 Fund (collectively the “Portfolios”, each a “Portfolio”). The Company accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares, each of which has equal rights as to voting privileges. The Wilshire 5000 IndexSM Fund also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its particular service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

2. Significant Accounting Policies.

Use of estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security valuation – A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available, and otherwise are valued at amortized cost. In the event market quotations are not readily available, securities are valued at fair value according to procedures established by the Board of Directors or as determined in good faith by the Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value using the procedures outlined above do not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or by the Company’s Valuation Committee. Significant events include, but are not limited to

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (continued) June 30, 2010 (Unaudited)

the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 – quoted prices in active markets for identical securities.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the six months ended June 30, 2010, there have been no significant changes to the Portfolios’ fair value methodologies and there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements.  ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Portfolios adopted ASU No. 2010-6 on January 1, 2010. The adoption of ASU No. 2010-6 did not have any impact on the Portfolios’ financial statements.

Fair value measurement classifications are summarized in each Portfolio’s Schedule of Investments.

Securities sold short – The Wilshire Large Cap Core 130/30 Fund engages in short selling. To complete a short sales transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The Portfolio pays interest to the lender for borrowing the security. This amount is reflected as interest expense in the Statements of Operations.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (continued) June 30, 2010 (Unaudited)

Until the Portfolio closes its short position or replaces the borrowed security, the Portfolio will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the custodian as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Portfolio’s short position.

The rebates on securities sold short presented in the Statements of Operations represent the net income earned on the short sale proceeds held on deposit with the Portfolio’s custodian. The Portfolio is subject to risk of loss if the broker were to fail to perform its obligation under contractual terms. Dividends on short positions are recorded on the ex-dividend date as an expense on the Statements of Operations. Short sales transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the Statements of Assets and Liabilities. The Portfolio will incur a loss if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the price of the security declines between those dates. Short selling involves the risk of a potentially unlimited increase in the market value of the security sold short, which could result in a potentially unlimited loss for the Portfolio.

Securities transactions and investment income – Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. The actual character of income, realized gain and return of capital distributions received from Real Estate Investment Trusts (“REITs”) are not known until after the end of the fiscal year, at which time such distributions are appropriately adjusted.

Expenses policy – Distribution and Service fees directly attributable to a class of shares are charged to that class’ operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionately among all Portfolios daily in relation to the net assets of each Portfolio or another reasonable basis. Expenses which are attributable to the Company and the Wilshire Variable Insurance Trust are allocated across the Company and the Wilshire Variable Insurance Trust based upon relative net assets or another reasonable basis. Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio’s shares.

Repurchase agreements – Securities pledged as collateral for repurchase agreements are held by JP Morgan (Custodian) for the Wilshire Large Cap Core 130/30 Fund, and are designated as being held on each Portfolio’s behalf by its custodian under a book-entry system. Each Portfolio monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Portfolios’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser or sub-adviser to be creditworthy. A Portfolio bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is prevented from exercising its rights to dispose

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (continued) June 30, 2010 (Unaudited)

of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. Effective April, 2010, JP Morgan is no longer offering repurchase agreements to the Wilshire Large Cap Core 130/30 Fund and therefore, there were no repurchase agreements held as of June 30, 2010.

Cash equivalents – Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. Amounts invested are generally available on the same business day.

Investments in REITs – With respect to the Portfolios, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Distributions to shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Portfolios’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax.

3. Investment Advisory Fee and Other Transactions.

Pursuant to the Advisory Agreement (the “Agreement”) between the Company and Wilshire Associates Incorporated (“Wilshire” or the “Adviser”), Wilshire charges annual fees of 0.75% of average daily net assets for the Large Company Growth and Large Company Value Portfolios, 0.85% of average daily net assets for the Small Company Growth and Small Company Value Portfolios, 0.10% of average daily net assets for the Wilshire 5000 IndexSM Fund and 1.00% for the Wilshire Large Cap Core 130/30 Fund. For the Wilshire Small Company Growth Portfolio and Wilshire Small Company Value Portfolio, Wilshire voluntarily agreed to limit Total Annual Portfolio Operating Expenses for the Institutional Class to 1.50% less an equivalent ratio of Investment Class share-specific expenses. These voluntary limits are expected to continue through December 31, 2010 dependent on growth in assets of the Funds, and may be changed by Wilshire at any time, subject to approval by the Board of Directors. Wilshire will not seek recoupment from the Company for expenses previously waived or reimbursed for such Portfolios. Wilshire has entered into a contractual expense limitation agreement with the Wilshire Large Cap Core 130/30 Fund to waive a portion of its management fee and/or reimburse expenses to limit expenses (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class shares and Institutional Class shares, respectively. This agreement to limit expenses continues through at least April 30, 2011. Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation for the Wilshire Large Cap Core 130/30 Fund. At June 30, 2010, the amounts of waivers subject to recoupment for Wilshire Large Cap Core 130/30 Fund are $20,752, expiring in 2013, $111,656, expiring in 2012, $242,041, expiring in 2011 and $21,064, expiring in 2010.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (continued) June 30, 2010 (Unaudited)

For the six months ended June 30, 2010, Wilshire waived advisory fees as follows:

Portfolio	Waived Fees
Small Company Growth Portfolio	$26,556
Small Company Value Portfolio	20,618
Wilshire Large Cap Core 130/30 Fund	20,752

The Board of Directors of the Company has approved Los Angeles Capital Management and Equity Research (“L.A. Capital”), Cornerstone Capital Management, Inc. (“Cornerstone”), UBS Global Asset Management (Americas) Inc. (“UBS”), Pyramis Global Advisors, LLC (“Pyramis”), Victory Capital Management Inc. (“Victory”), Pzena Investment Management, LLC (“Pzena”), Acadian Asset Management, Inc. (“Acadian”), Systematic Financial Management, L.P. (“Systematic”), Ranger Investment Management, L.P., NWQ Investment Management Company, LP (“NWQ”), AXA Rosenberg Investment Management LLC (“AXA”) and TWIN Capital Management, Inc. (“TWIN”) (collectively the “Sub-Advisers”) to provide sub-advisory services with respect to the Portfolios. L.A. Capital, Cornerstone and Victory each manage a portion of the Large Company Growth Portfolio. Pzena, Acadian and Systematic each manage a portion of the Large Company Value Portfolio. L.A. Capital and Ranger each manage a portion of the Small Company Growth Portfolio. L.A. Capital and NWQ each manage a portion of the Small Company Value Portfolio. L.A. Capital is the sole sub-adviser for the Wilshire 5000 IndexSM Fund. AXA, Pyramis, TWIN and UBS each manage a portion of the Wilshire Large Cap Core 130/30 Fund.

Wilshire continues to oversee the Sub-Advisers. The fees of the Sub-Advisers are paid by Wilshire.

SEI Investments Global Funds Services (“SEI”) serves as the Company’s administrator and accounting agent pursuant to an administration agreement dated May 31, 2008. DST Systems, Inc. serves as the Company’s transfer agent and dividend disbursing agent. PNCGIS serves as the Company’s custodian for all Portfolios except the Wilshire Large Cap Core 130/30 Fund. Prior to June 15, 2009, Custodial Trust Company served as the custodian for the Wilshire Large Cap Core 130/30 Fund. Effective June 15, 2009, JPMorgan Chase Bank, N.A. serves as the custodian for the Wilshire Large Cap Core 130/30 Fund. SEI Investments Distribution Co. serves as the Company’s distributor.

Officers’ and Directors’ Expenses – The officers of the Company receive remuneration from the Adviser. The Company does not pay any remuneration to its officers. The Company and Wilshire Variable Insurance Trust together pay each independent director an annual retainer of $14,000, an annual additional Board Chair retainer of $12,000, a Board in-person meeting fee of $1,500, a Board telephonic meeting fee of $1,000, an annual Committee Member retainer of $4,000, an annual Committee Chairperson retainer of $8,000 in lieu of the $4,000 Committee Member retainer, and a Committee telephonic meeting fee of $500.

4. Distribution and Shareholder Services Plans.

The Directors of the Company have adopted shareholder services and/or distribution plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, with respect to the Investment Class Shares of each Portfolio and the Qualified Class Shares of the Wilshire 5000 IndexSM Fund. Under the Plans, each such Portfolio reimburses SEI Investments Distribution Co. (the “Distributor”), at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares and Qualified Class Shares of each Portfolio and at an annual rate of up

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (continued) June 30, 2010 (Unaudited)

to 0.35% of the value of the average daily net assets attributable to the Horace Mann Class shares of each Portfolio, for certain service fees provided by securities dealers or other financial intermediaries (“service fees”) or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares or Qualified Class Shares. For the six months ended June 30, 2010, the distribution and service fee expenses incurred for each such class of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire Large Cap Core 130/30 was 0.25% of the respective average net assets of each Portfolio.

In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees to any such shareholder service provider does not exceed in any year 0.20% and 0.15% for the Investment and Institutional Class Shares, respectively, of the Portfolio’s average net assets attributable to the shares whose holders are serviced by such provider. For the six months ended June 30, 2010, the shareholder service provider fees were as follows (as a percent of average net assets of each class):

Portfolio	Investment Class	Institutional Class	Qualified Class
Large Company Growth Portfolio	0.14%	0.02%	N/A
Large Company Value Portfolio	0.04%	0.15%	N/A
Small Company Growth Portfolio	0.18%	0.02%	N/A
Small Company Value Portfolio	0.12%	0.15%	N/A
Wilshire 5000 IndexSM Fund	0.06%	0.12%	0.00%
Wilshire Large Cap Core 130/30 Fund	0.03%	0.01%	N/A

The Qualified Class Shares of the Wilshire 5000 IndexSM Fund has adopted a shareholder services plan which authorizes payments by the Qualified Class Shares of up to 0.15% of the average daily net assets attributable to the Portfolio’s Qualified Class Shares for certain shareholder services provided by insurers or other financial intermediaries. For the six months ended June 30, 2010, the shareholder service provider fees for the Qualified Class Shares were 0.00% of average net assets.

The Directors of the Company have adopted a shareholder services and distribution plan pursuant to Rule 12b-1 with respect to the Horace Mann Class Shares of the Wilshire 5000 IndexSM Fund. Under such Plan, the Company reimburses the Distributor for its shareholder service and distribution payments at an annual rate of up to 0.35% of the value of the average daily net assets of the Wilshire 5000 IndexSM Fund attributable to the Horace Mann Class Shares.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (continued) June 30, 2010 (Unaudited)

5. Securities Transactions.

For the six months ended June 30, 2010, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments and short sales and purchases to cover, were as follows:

Portfolio	Purchases	Sales
Large Company Growth Portfolio	$233,471,422	$262,455,419
Large Company Value Portfolio	22,893,807	23,312,249
Small Company Growth Portfolio	2,794,682	3,180,842
Small Company Value Portfolio	3,167,906	3,210,576
Wilshire 5000 IndexSM Fund	1,052,753	27,496,290
Wilshire Large Cap Core 130/30 Fund	235,643,436	247,029,912

For Wilshire Large Cap Core 130/30 Fund, short sales and purchases to cover were $125,060,953 and $129,089,671, respectively.

6. Significant Shareholder Activity.

On June 30, 2010, the Portfolios had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

Portfolio
Large Company Growth Portfolio (3 omnibus shareholders)	58%
Large Company Value Portfolio (1 omnibus shareholder)	85%
Small Company Growth Portfolio (2 omnibus shareholders)	65%
Small Company Value Portfolio (2 omnibus shareholders)	62%
Wilshire 5000 IndexSM Fund (4 omnibus shareholders)	66%
Wilshire Large Cap Core 130/30 Fund (2 omnibus shareholders)	91%

7. Tax Information.

No provision for federal income taxes is required because each Portfolio has qualified and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (continued) June 30, 2010 (Unaudited)

The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Under current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2009, the following Portfolios had post-October capital loss deferrals as follows:

Portfolio	Capital Losses
Large Company Growth Portfolio	$268,119
Large Company Value Portfolio	144,682
Small Company Growth Portfolio	14,380
Small Company Value Portfolio	9,984
Wilshire 5000 IndexSM Fund	698,526
Wilshire Large Cap Core 130/30 Fund	—

The federal tax cost, unrealized appreciation and depreciation at June 30, 2010 for each Portfolio are as follows (excluding securities sold short):

Portfolio	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Company Growth Portfolio	$149,009,635	$21,595,607	$(10,382,462)	$11,213,145
Large Company Value Portfolio	29,527,067	2,452,740	(2,869,858)	(417,118)
Small Company Growth Portfolio	5,406,396	1,081,700	(605,279)	476,421
Small Company Value Portfolio	9,272,421	1,258,842	(1,283,433)	(24,591)
Wilshire 5000 IndexSM Fund	111,086,688	43,000,812	(14,508,997)	28,491,815
Wilshire Large Cap Core 130/30 Fund	236,756,392	10,057,980	(19,665,500)	(9,607,520)

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (continued) June 30, 2010 (Unaudited)

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2009, the following Portfolios had available for federal income tax purposes unused capital losses as follows:

	Expiring December 31,
Portfolio	2010	2011	2012	2013	2014	2015
Large Company Growth Portfolio	$—	$—	$—	$—	$8,168,722	$36,290,723
Large Company Value Portfolio	—	—	—	—	11,480,425	6,731,411
Small Company Growth Portfolio	—	—	—	—	1,928,480	1,303,772
Small Company Value Portfolio	—	—	—	—	2,759,050	2,132,220
Wilshire 5000 IndexSM Fund	2,960,522	3,810,802	5,509,772	108,266	9,735,193	30,126,221
Wilshire Large Cap Core 130/30 Fund	—	—	—	—	2,973,710	4,726,719

The tax character of distributions declared were:

Portfolio	2009 Ordinary Income	2009 Capital Gains	2009 Return of Capital	2008 Ordinary Income	2008 Capital Gains	2008 Return of Capital
Large Company Growth Portfolio	$245,689	$—	$11,747	$3,908,641	$—	$97
Large Company Value Portfolio	233,277	—	1,139	557,498	1,093	—
Small Company Growth Portfolio	—	—	—	—	305,872	3
Small Company Value Portfolio	74,573	—	983	110,316	1,842	—
Wilshire 5000 IndexSM Fund	2,497,973	—	—	3,000,129	—	—
Wilshire Large Cap Core 130/30 Fund	869,604	—	13,078	110,072	—	—

At December 31, 2009, the components of accumulated losses on a tax basis were as follows:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio	Wilshire 5000 Indexsm Fund	Wilshire Large Cap Core 130/30 Fund
Undistributed ordinary income	$—	$—	$—	$—	$120,016	$—
Capital loss carryforwards	(44,459,445)	(18,211,836)	(3,232,254)	(4,891,270)	(52,250,776)	(7,700,429)
Post October losses	(268,119)	(144,682)	(14,380)	(9,984)	(698,526)	—
Unrealized appreciation	32,490,382	2,453,450	1,163,667	613,283	32,798,450	11,107,936
Other temporary differences	—	—	—	(3,181)	—	—
Total accumulated earnings/(loss)	$(12,237,182)	$(15,903,068)	$(2,082,967)	$(4,291,152)	$(20,030,836)	$3,407,507

The differences between book and tax-basis unrealized appreciation/depreciation are attributable primarily to the tax deferral of losses on wash sales on all Portfolios.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (continued) June 30, 2010 (Unaudited)

8. In-Kind Transfer.

On October 8, 2009, the Wilshire Large Cap Core 130/30 Fund received an in-kind contribution from the Wilshire Variable Insurance Trust Equity Fund. The in-kind contribution consisted of $83,027,097 of securities transferred at value and $8,060,000 of cash. As a result of the in-kind contribution the Wilshire Large Cap Core 130/30 Fund Institutional Class issued 11,693,957 shares and 1,135,211 shares as a result of the contribution of securities and cash, respectively.

9. Indemnifications.

In the normal course of business, the Company, on behalf of the Portfolios, enters into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

10. Subsequent Event Evaluation.

The Portfolios have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of June 30, 2010.

Wilshire Mutual Funds, Inc. Additional Fund Information

Information on Proxy Voting

The Securities and Exchange Commission (“SEC”) has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio’s proxy voting record relating to portfolio securities held during most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, by e-mailing us at www.wilfunds.com or on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Company’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Wilshire Mutual Funds, Inc. Board Approval of Subadvisory Agreements (Unaudited)

During the six months ended December 31, 2009, the Board of Directors (the “Board”) of Wilshire Mutual Funds, Inc. (the “Company”) approved the subadvisory agreements between Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) and Pyramis Global Advisors, LLC (“Pyramis”) and UBS Global Asset Management (Americas) Inc. (“UBS”) with respect to the Wilshire Large Cap Core 130/30 Fund, effective as of March 1, 2010, and during the six months ended June 30, 2010, the Board approved the subadvisory agreement between Wilshire and Cornerstone Capital Management, Inc. (”Cornerstone”) with respect to the Large Company Growth Portfolio. In the following text, each fund is referred to as a “Fund,” the subadvisers are referred to as “Subadvisers” and the subadvisory agreements between Wilshire and each Subadviser are referred to as “Subadvisory Agreements.”

The information in this summary outlines the Board’s considerations associated with its approval of each of the Subadvisory Agreements. In connection with its deliberations regarding the approval of these relationships, the Board considered such information and factors as it believed to be relevant. As described below, the Board considered the nature, extent and quality of the services to be performed by the Subadvisers under the proposed subadvisory arrangements; comparative fees as provided by the Subadvisers; the profits to be realized by the Subadvisers; the extent to which the Subadvisers would realize economies of scale as the Fund grows; and whether any fall-out benefits would be realized by the Subadvisers. In considering these matters, the Board was advised with respect to relevant legal standards by independent counsel. In addition, the Directors who are not “interested persons” of the Company as defined in the Investment Company Act of 1940 (the “Independent Directors”) discussed the approval of the Subadvisory Agreements with management and in private sessions with counsel at which no representatives of the Subadvisers were present.

As required by the Investment Company Act of 1940, each approval was confirmed by the unanimous separate vote of the Independent Directors. In deciding to approve the Subadvisory Agreements, the Board did not identify any single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

Information Requested and Received

The Board, including all the Independent Directors, considered the approval of the Pyramis and UBS Subadvisory Agreements at the Board’s December 4, 2009 meeting and the approval of the Cornerstone Subadvisory Agreement at the Board’s May 21, 2010 meeting. The Adviser sent a memorandum to the Subadvisers requesting information regarding the Subadvisory Agreements to be provided to the Directors in advance of the applicable meeting.

In response to the request for information, the Directors received information from each Subadviser describing: (i) the nature, extent and quality of services to be provided, (ii) the investment performance for products managed by the Subadviser that are similar to the Fund, (iii) the financial condition of the Subadviser, (iv) the extent to which economies of scale may be realized as the Fund grows, (v) whether

Wilshire Mutual Funds, Inc. Board Approval of Subadvisory Agreements (Unaudited) (Continued)

fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to comparable advisory clients, as applicable, and (vii) benefits to be realized by the Subadviser from its relationship with the Fund. The Independent Directors also received a memorandum from counsel describing their duties in connection with contract approvals, and they were assisted in their review by independent legal counsel.

Prior to consideration by the Board, the Contract Review Committee met on December 3, 2009 and May 20, 2010, as applicable, to discuss the information provided. It also considered the assessment of performance made by the Investment Committee (which is comprised solely of Independent Directors), which also met on December 3, 2009 and May 20, 2010, as applicable, to review data on the Subadvisers’ performance. Following its evaluation of all materials provided, the Contract Review Committee concluded that it was in the best interests of each Fund to approve the Subadvisory Agreement(s) and recommended to the Board that the Subadvisory Agreements be approved. At its meetings on December 4, 2009 and May 21, 2010, as applicable, the Board considered the recommendation of the Contract Review Committee along with the other factors that the Board deemed relevant.

Nature, Extent and Quality of Services

As to each Subadvisory Agreement, the Board considered the nature, extent and quality of services to be provided under such Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel to be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board also considered the Subadviser’s general legal compliance and the assessment of the Company’s Chief Compliance Officer regarding the Subadviser’s Compliance program. In addition, the Board considered the analysis provided by the Adviser, which concluded that each Subadviser would provide reasonable services and recommended that each Subadvisory Agreement be approved.

Based upon all relevant factors, the Board concluded that the investment performance for products managed by each Subadviser that are similar to the applicable Fund met or exceeded acceptable levels of investment performance and, therefore, was satisfactory.

Subadvisory Fees

The Board considered each Subadviser’s proposed subadvisory fees. The Board considered the Adviser’s evaluation of the competitiveness of the subadvisory fees, and where available, data supplied by the Subadviser about the fees charged to other clients. The Board also considered that the subadvisory fee rates were negotiated at arm’s length between the Adviser and each Subadviser, that the Adviser compensates the Subadviser from its fees and that the aggregate advisory fee had previously been deemed reasonable by the Board.

Wilshire Mutual Funds, Inc. Board Approval of Subadvisory Agreements (Unaudited) (Continued)

Based upon all of the above, the Board determined that the subadvisory fee for each Subadviser was reasonable.

Profitability to the Subadvisers

The Board noted that the Adviser compensates each Subadviser from its own advisory fees and that the fees were negotiated at arm’s length between the Adviser and each Subadviser. In addition, the Board noted that the revenues to each Subadviser would be limited due to the size of the applicable Fund. Accordingly, the Board concluded that they need not review estimated levels of profits to the Subadvisers in order to conclude, as they did, that profitability to the Subadvisers would not be unreasonable.

Economies of Scale

The Board considered whether there may be economies of scale with respect to the subadvisory services to be provided to each Fund and whether the subadvisory fee rate under each Subadvisory Agreement is reasonable in relation to the asset size of the Fund. The Board concluded that the fee schedule for each Subadviser reflects an appropriate recognition of any economies of scale.

Fall-Out Benefits

The Board also considered the character and amount of other incidental benefits to be received by each Subadviser, including the Subadviser’s soft dollar and commission research arrangements. The Board concluded that, taking into account the benefits arising from these practices, the fees to be charged under each Subadvisory Agreement are reasonable.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Subadvisory Agreement are fair and reasonable and that the approval of each Subadvisory Agreement is in the best interests of the applicable Fund.

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796
www.wilfunds.com

WIL-SA-002-0300

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.
Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)
The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Wilshire 5000 IndexSM Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio and the Small Company Value Portfolio are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Wilshire Large Cap Core 130/30 Fund is included as part of the report to shareholders filed under Item 1 of this form.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value

COMMON STOCK — 99.3%††
Consumer Discretionary — 15.0%
3,100	Abercrombie & Fitch Co., Class A	$95,139
10,850	Aeropostale, Inc. †	310,744
18,925	Amazon.com, Inc. †	2,067,745
14,830	American Eagle Outfitters, Inc.	174,253
34,140	Apollo Group, Inc., Class A †	1,449,926
400	Autoliv, Inc. SDR	19,140
17,158	Best Buy Co., Inc.	580,970
8,100	Big Lots, Inc. †	259,929
2,300	Brinker International, Inc.	33,258
9,500	Cablevision Systems Corp., Class A	228,095
2,000	Career Education Corp. †	46,040
13,500	CBS Corp., Class B	174,555
10,400	Chico's FAS, Inc.	102,752
5,700	Coach, Inc.	208,335
25,300	Dick's Sporting Goods, Inc. †	629,717
4,800	Discovery Communications, Inc., Class C †	148,464
15,500	DISH Network Corp., Class A	281,325
4,900	Expedia, Inc.	92,022
27,400	Foot Locker, Inc.	345,788
20,800	Gap, Inc. (The)	404,768
5,300	Garmin, Ltd.	154,654
13,400	Gentex Corp.	240,932
1,400	Goodyear Tire & Rubber Co. (The) †	13,916
14,260	Guess?, Inc.	445,482
700	H&R Block, Inc.	10,983
7,200	Harley-Davidson, Inc.	160,056
5,600	Hillenbrand, Inc.	119,784
7,400	Interactive Data Corp.	247,012
5,500	International Game Technology	86,350
8,400	Interpublic Group of Cos., Inc. †	59,892
4,500	Jarden Corp.	120,915
1,100	John Wiley & Sons, Inc., Class A	42,537
7,400	Johnson Controls, Inc.	198,838
3,900	KB Home	42,900
11,310	Kohl's Corp. †	537,225
7,300	Las Vegas Sands Corp. †	161,622
3,900	Lear Corp. †	258,180
17,900	Leggett & Platt, Inc.	359,074
18,100	Lennar Corp., Class A	251,771
8,100	Liberty Global, Inc., Class A †	210,519
64,300	Lowe's Cos., Inc.	1,313,006
2,400	Ltd. Brands, Inc.	52,968
10,200	Marriott International, Inc., Class A	305,388
4,400	Mattel, Inc.	93,104
28,018	McDonald's Corp.	1,845,546
2,200	MDC Holdings, Inc.	59,290
2,800	Morningstar, Inc. †	119,056
10,750	NetFlix, Inc. †	1,167,988
4,600	Newell Rubbermaid, Inc.	67,344
800	News Corp., Class A	9,568
16,869	Nordstrom, Inc.	543,013
25,900	Office Depot, Inc. †	104,636
7,100	Omnicom Group, Inc.	243,530
1,100	PetSmart, Inc.	33,187
1,000	Phillips-Van Heusen Corp.	46,270
5,450	priceline.com, Inc. †	962,143
13,122	Pulte Group, Inc. †	108,650
12,000	RadioShack Corp.	234,120
14,600	Regal Entertainment Group, Class A	190,384
1,300	Royal Caribbean Cruises, Ltd. †	29,601
22,230	Scripps Networks Interactive, Inc., Class A	896,758

Shares		Value
Consumer Discretionary — 15.0% (continued)
14,000	Service Corp. International	$103,600
3,400	Starwood Hotels & Resorts Worldwide, Inc.	140,862
217	Strayer Education, Inc.	45,112
50,460	Target Corp.	2,481,118
700	Time Warner Cable, Inc., Class A	36,456
3,500	Time Warner, Inc.	101,185
2,281	TJX Cos., Inc.	95,688
3,671	Urban Outfitters, Inc. †	126,246
12,900	Virgin Media Inc.	215,301
16,392	Walt Disney Co. (The)	516,348
10,100	Weight Watchers International, Inc.	259,469
46,600	Wendy's/Arby's Group, Inc., Class A	186,400
400	Whirlpool Corp.	35,128
5,200	Williams-Sonoma, Inc.	129,064
		24,273,134
Consumer Staples — 9.2%
33,372	Altria Group, Inc.	668,775
34,558	Avon Products, Inc.	915,787
11,900	BJ's Wholesale Club, Inc. †	440,419
23,334	Coca-Cola Co. (The)	1,169,500
1,500	Coca-Cola Enterprises, Inc.	38,790
16,760	Costco Wholesale Corp.	918,951
15,600	Dean Foods Co. †	157,092
9,610	Diageo PLC ADR	602,931
1,000	Energizer Holdings, Inc. †	50,280
700	Green Mountain Coffee Roasters, Inc. †	17,990
6,700	Herbalife, Ltd.	308,535
4,974	Lorillard, Inc.	358,028
11,900	Mead Johnson Nutrition Co., Class A	596,428
26,866	PepsiCo, Inc.	1,637,483
89,782	Philip Morris International, Inc.	4,115,607
9,400	Procter & Gamble Co. (The)	563,812
3,500	Sara Lee Corp.	49,350
7,600	SUPERVALU, Inc.	82,384
2,200	Sysco Corp.	62,854
2,231	Walgreen Co.	59,568
40,597	Wal-Mart Stores, Inc.	1,951,498
		14,766,062
Energy — 5.6%
33,251	Anadarko Petroleum Corp.	1,200,029
7,700	Exterran Holdings, Inc. †	198,737
40,718	Exxon Mobil Corp.	2,323,776
100	Marathon Oil Corp.	3,109
100	Massey Energy Co.	2,735
1,000	Murphy Oil Corp.	49,550
83,970	Petrohawk Energy Corp. †	1,424,971
2,700	Pioneer Natural Resources Co.	160,515
50,204	Schlumberger, Ltd.	2,778,289
3,600	Spectra Energy Corp.	72,252
13,100	Teekay Corp.	342,827
1,800	Tesoro Corp.	21,006
28,380	Weatherford International, Ltd. †	372,913
900	Whiting Petroleum Corp. †	70,578
		9,021,287
Financials — 4.0%
1,800	American Financial Group, Inc.	49,176
21,800	Annaly Capital Management, Inc.	373,870
500	Arthur J. Gallagher & Co.	12,190
5,000	Associated Banc-Corp	61,300
71,260	Bank of America Corp.	1,024,006
1,500	BlackRock, Inc., Class A	215,100
63,035	Charles Schwab Corp. (The)	893,836
9,700	Equity Residential	403,908

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
Financials — 4.0% (continued)
11,108	Goldman Sachs Group, Inc. (The)	$1,458,147
11,900	Hudson City Bancorp, Inc.	145,656
1,300	IntercontinentalExchange, Inc. †	146,939
5,600	Macerich Co. (The)	208,992
2,000	New York Community Bancorp, Inc.	30,540
4,800	Principal Financial Group, Inc.	112,512
40,500	Synovus Financial Corp.	102,870
53,041	TD Ameritrade Holding Corp. †	811,528
3,500	TFS Financial Corp.	43,435
6,600	Waddell & Reed Financial, Inc., Class A	144,408
9,700	Washington Federal, Inc.	156,946
		6,395,359
Health Care — 17.2%
24,002	Abbott Laboratories	1,122,814
28,200	Allergan, Inc.	1,642,932
13,400	Allscripts-Misys Healthcare Solutions, Inc. †	215,740
5,100	AmerisourceBergen Corp., Class A	161,925
27,500	athenahealth, Inc. †	718,575
1,300	Beckman Coulter, Inc.	78,377
3,268	Becton Dickinson and Co.	220,982
28,300	Bristol-Myers Squibb Co.	705,802
57,276	Celgene Corp. †	2,910,766
1,300	Cerner Corp. †	98,657
3,900	Community Health Systems, Inc. †	131,859
12,098	DENTSPLY International, Inc.	361,851
13,300	Eli Lilly & Co.	445,550
33,100	Express Scripts, Inc., Class A †	1,556,362
84,618	Gilead Sciences, Inc. †	2,900,705
3,200	Hill-Rom Holdings, Inc.	97,376
9,614	IDEXX Laboratories, Inc. †	585,493
4,683	Intuitive Surgical, Inc. †	1,478,048
1,700	Inverness Medical Innovations, Inc. †	45,322
32,378	Johnson & Johnson	1,912,245
3,857	Laboratory Corp. of America Holdings †	290,625
2,900	Life Technologies Corp. †	137,025
2,600	McKesson Corp.	174,616
700	Medco Health Solutions, Inc. †	38,556
1,301	Mednax, Inc. †	72,349
25,474	Medtronic, Inc.	923,942
26,452	Merck & Co., Inc.	925,026
59,470	Myriad Genetics, Inc. †	889,077
9,975	NuVasive, Inc. †	353,713
4,613	Patterson Cos., Inc.	131,609
14,500	Perrigo Co.	856,515
4	Pfizer, Inc.	57
433	Resmed, Inc. †	26,331
11,700	St. Jude Medical, Inc. †	422,253
3,800	Techne Corp.	218,310
37,000	Teva Pharmaceutical Industries, Ltd. ADR	1,923,630
21,850	UnitedHealth Group, Inc.	620,540
3,500	Universal Health Services, Inc., Class B	133,525
15,308	Vertex Pharmaceuticals, Inc. †	503,633
28,280	WellPoint, Inc. †	1,383,740
5,542	Zimmer Holdings, Inc. †	299,545
		27,715,998
Industrials — 10.0%
11,001	3M Co.	868,969
16,900	AMR Corp. †	114,582
2,400	Bucyrus International, Inc., Class A	113,880
11,400	Caterpillar, Inc.	684,798
5,000	CH Robinson Worldwide, Inc.	278,300
10,600	Continental Airlines, Inc., Class B †	233,200
5,700	Crane Co.	172,197

Shares		Value
Industrials — 10.0% (continued)
2,800	CSX Corp.	$138,964
16,300	Deere & Co.	907,584
35,000	Expeditors International of Washington, Inc.	1,207,850
13,500	Fastenal Co.	677,565
34,110	Fluor Corp.	1,449,675
46,200	General Electric Co.	666,204
13,750	Goodrich Corp.	910,938
30,948	Honeywell International, Inc.	1,207,900
3,839	Hubbell, Inc., Class B	152,370
4,664	Illinois Tool Works, Inc.	192,530
3,881	ITT Corp.	174,335
15,000	JB Hunt Transport Services, Inc.	490,050
14,890	Joy Global, Inc.	745,840
15,800	Navistar International Corp. †	777,360
1,300	Norfolk Southern Corp.	68,965
4,000	PACCAR, Inc.	159,480
14,000	Rockwell Collins, Inc.	743,820
2,700	Ryder System, Inc.	108,621
48,720	Textron, Inc.	826,778
22,300	Union Pacific Corp.	1,550,073
5,500	United Parcel Service, Inc., Class B	312,895
3,229	United Technologies Corp.	209,594
		16,145,317
Information Technology — 33.4%
20,306	Acme Packet, Inc. †	545,825
61,067	Adobe Systems, Inc. †	1,614,001
200	Alliance Data Systems Corp. †	11,904
3,899	Altera Corp.	96,734
6,810	ANSYS, Inc. †	276,282
1,863	AOL, Inc. †	38,732
39,562	Apple, Inc. †	9,951,030
98,250	ARM Holdings PLC ADR	1,218,300
4,600	Autodesk, Inc. †	112,056
3,500	AVX Corp.	44,870
12,864	Baidu.com, Inc. ADR †	875,781
4,479	BMC Software, Inc. †	155,108
43,000	Broadcom Corp., Class A	1,417,710
11,800	Broadridge Financial Solutions, Inc.	224,790
30,000	Cadence Design Systems, Inc. †	173,700
22,931	Cisco Systems, Inc. †	488,660
600	Citrix Systems, Inc. †	25,338
35,900	Cognizant Technology Solutions Corp., Class A †	1,797,154
10,000	Compuware Corp. †	79,800
14,000	Convergys Corp. †	137,340
1,400	CoreLogic, Inc.	24,724
16,225	Cree, Inc. †	973,987
4,900	Cypress Semiconductor Corp. †	49,196
8,000	Diebold, Inc.	218,000
1,977	Dolby Laboratories, Inc., Class A †	123,938
1,900	DST Systems, Inc.	68,666
16,400	EMC Corp. †	300,120
8,400	Equinix, Inc. †	682,248
24,950	F5 Networks, Inc. †	1,710,821
1,100	Factset Research Systems, Inc.	73,689
200	First Solar, Inc. †	22,766
12,861	FLIR Systems, Inc. †	374,127
1,573	Genpact, Ltd. †	24,429
4,592	Google, Inc., Class A †	2,043,210
74,249	Hewlett-Packard Co.	3,213,497
15,000	IAC/InterActive Corp. †	329,550
81,330	Intel Corp.	1,581,869
23,753	International Business Machines Corp.	2,933,020
18,200	Intersil Corp., Class A	220,402

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
Information Technology — 33.4% (continued)
51,000	Juniper Networks, Inc. †	$1,163,820
13,825	Mastercard, Inc., Class A	2,758,502
1,900	McAfee, Inc. †	58,368
200,844	Microsoft Corp.	4,621,420
35,900	NCR Corp. †	435,108
20,388	Novell, Inc. †	115,804
132,792	Oracle Corp.	2,849,716
7,800	Paychex, Inc.	202,566
112,926	QUALCOMM, Inc.	3,708,490
1,300	Salesforce.com, Inc. †	111,566
12,000	Symantec Corp. †	166,560
296	Synopsys, Inc. †	6,177
6,700	Tech Data Corp. †	238,654
11,100	Teradyne, Inc. †	108,225
22,101	Texas Instruments, Inc.	514,511
1,900	VeriSign, Inc. †	50,445
5,900	Visa, Inc., Class A	417,425
17,300	Vishay Intertechnology, Inc. †	133,902
98,100	Western Union Co. (The)	1,462,671
40,400	Yahoo!, Inc. †	558,732
		53,936,036
Materials — 3.7%
2,100	Air Products & Chemicals, Inc.	136,101
6,800	AK Steel Holding Corp.	81,056
4,200	Cabot Corp.	101,262
23,896	Commercial Metals Co.	315,905
5,200	Compass Minerals International, Inc.	365,456
2,800	Cytec Industries, Inc.	111,972
5,300	Domtar Corp.	260,495
39,710	Dow Chemical Co. (The)	941,921
16,404	Freeport-McMoRan Copper & Gold, Inc.	969,969
5,000	Greif, Inc., Class A	277,700
5,800	Huntsman Corp.	50,286
2,931	Monsanto Co.	135,471
1,600	Nalco Holding Co.	32,736
4,200	Packaging Corp of America	92,484
10,800	Potash Corp of Saskatchewan, Inc.	931,392
6,800	Praxair, Inc.	516,732
12,100	RPM International, Inc.	215,864
16,800	Southern Copper Corp.	445,872
700	Weyerhaeuser Co.	24,640
		6,007,314
Telecommunication Services — 0.9%
82,800	Frontier Communications Corp.	588,708
161,100	Qwest Communications International, Inc.	845,775
		1,434,483
Utilities — 0.3%
6,100	Ameren Corp.	144,997
1,300	CMS Energy Corp.	19,045
30,800	NV Energy, Inc.	363,748
		527,790
Total Common Stock (Cost $149,009,635)		160,222,780

Total Investments — 99.3% (Cost $149,009,635)		160,222,780
Other Assets & Liabilities, Net — 0.7%		1,155,730
NET ASSETS — 100.0%		$161,378,510

†  Non-income producing security.
††  Narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting.
ADR — American Depositary Receipt
PLC — Public Limited Company

As of June 30, 2010, all of the Portfolio’s investments were considered Level 1.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value

COMMON STOCK — 99.3%
Consumer Discretionary — 10.5%
391	Autoliv, Inc. SDR	$18,709
18,995	Comcast Corp. Special, Class A	329,943
2,669	Cooper Tire & Rubber Co.	52,046
2,755	Dillard's, Inc., Class A	59,232
4,160	DIRECTV, Class A †	141,107
12,808	Ford Motor Co. †	129,105
4,500	Fortune Brands, Inc.	176,310
8,873	Gannett Co., Inc.	119,431
2,665	ITT Educational Services, Inc. †	221,248
12,125	J.C. Penney Co., Inc.	260,445
107	Jo-Ann Stores, Inc. †	4,014
2,700	Kohl's Corp. †	128,250
2,325	Lear Corp. †	153,915
5,500	Macy's, Inc.	98,450
433	Magna International, Inc., Class A	28,561
3,600	Newell Rubbermaid, Inc.	52,704
9,800	Omnicom Group, Inc.	336,140
1,500	PetSmart, Inc.	45,255
2,050	Phillips-Van Heusen Corp.	94,854
2,800	Pre-Paid Legal Services, Inc. †	127,372
172	Quiksilver, Inc. †	636
2,100	Stanley Black & Decker, Inc.	106,092
925	TRW Automotive Holdings Corp. †	25,502
3,500	Viacom, Inc., Class B	109,795
850	Whirlpool Corp.	74,647
500	Williams-Sonoma, Inc.	12,410
7,900	Wyndham Worldwide Corp.	159,106
		3,065,279
Consumer Staples — 5.2%
6,950	Avon Products, Inc.	184,175
25,146	Central Garden and Pet Co., Class A †	225,559
3,300	Coca-Cola Co. (The)	165,396
2,400	Costco Wholesale Corp.	131,592
5,300	Del Monte Foods Co.	76,267
7,400	Kraft Foods, Inc., Class A	207,200
2,000	Reynolds American, Inc.	104,240
1,500	Sanderson Farms, Inc.	76,110
21,148	Tyson Foods, Inc., Class A	346,616
		1,517,155
Energy — 12.9%
3,150	Alpha Natural Resources, Inc. †	106,691
2,075	Apache Corp.	174,694
7,050	BP PLC ADR	203,604
7,500	Chesapeake Energy Corp.	157,125
12,100	Chevron Corp.	821,106
8,800	ConocoPhillips	431,992
1,800	Devon Energy Corp.	109,656
11,100	El Paso Corp.	123,321
15,202	Exxon Mobil Corp.	867,578
4,300	Hess Corp.	216,462
3,200	Newfield Exploration Co. †	156,352
11,200	Valero Energy Corp.	201,376
2,600	Whiting Petroleum Corp. †	203,892
		3,773,849
Financials — 26.6%
2,600	Aflac, Inc.	110,942
11,700	Allstate Corp. (The)	336,141
10,699	AmeriCredit Corp. †	194,936
5,800	Ameriprise Financial, Inc.	209,554
9,896	Annaly Capital Management, Inc.	169,717
1,514	Assurant, Inc.	52,536
10,525	Axis Capital Holdings, Ltd.	312,803

Shares		Value
Financials — 26.6% (continued)
35,375	Bank of America Corp.	$508,339
14,600	Capital One Financial Corp.	588,380
4,600	CB Richard Ellis Group, Inc., Class A †	62,606
136,285	Citigroup, Inc. †	512,431
8,650	Comerica, Inc.	318,580
5,500	Discover Financial Services	76,890
8,714	Fidelity National Financial, Inc., Class A	113,195
6,153	Fifth Third Bancorp	75,620
6,000	Genworth Financial, Inc., Class A †	78,420
1,100	Goldman Sachs Group, Inc. (The)	144,397
8,025	Hartford Financial Services Group, Inc.	177,593
23,366	JPMorgan Chase & Co.	855,429
20,200	KeyCorp	155,338
7,500	Morgan Stanley	174,075
2,633	NGP Capital Resources Co.	18,879
5,854	PNC Financial Services Group, Inc.	330,751
6,800	Prosperity Bancshares, Inc.	236,300
1,600	Prudential Financial, Inc.	85,856
8,600	Regions Financial Corp.	56,588
1,475	Simon Property Group, Inc.	119,106
5,325	State Street Corp.	180,091
10,100	TICC Capital Corp.	84,840
7,725	Torchmark Corp.	382,465
1,029	Travelers Cos., Inc. (The)	50,678
22,275	UBS AG	294,476
556	Unum Group	12,065
1,300	Vornado Realty Trust	94,835
11,000	Wells Fargo & Co.	281,600
8,300	Willis Group Holdings PLC	249,415
5,300	XL Group PLC, Class A	84,853
		7,790,720
Health Care — 11.0%
9,000	Aetna, Inc.	237,420
6,000	AmerisourceBergen Corp., Class A	190,500
4,031	Amgen, Inc. †	212,030
12,700	Bristol-Myers Squibb Co.	316,738
7,655	Cardinal Health, Inc.	257,285
100	CIGNA Corp.	3,106
8,123	Eli Lilly & Co.	272,120
509	Forest Laboratories, Inc. †	13,962
1,200	Humana, Inc. †	54,804
9,193	Johnson & Johnson	542,939
876	KV Pharmaceutical Co., Class A †	736
1,775	Laboratory Corp. of America Holdings †	133,746
1,700	Medtronic, Inc.	61,659
4,600	Merck & Co., Inc.	160,862
16,677	UnitedHealth Group, Inc.	473,627
1,228	WellPoint, Inc. †	60,086
4,425	Zimmer Holdings, Inc. †	239,171
		3,230,791
Industrials — 10.2%
3,975	Boeing Co.	249,431
1,500	Bucyrus International, Inc., Class A	71,175
1,900	Canadian Pacific Railway, Ltd.	101,878
2,000	Caterpillar, Inc.	120,140
24	Chart Industries, Inc. †	374
6,850	Cooper Industries PLC, Class A	301,400
1,882	Courier Corp.	22,979
900	Cummins, Inc.	58,617
2,756	Deluxe Corp.	51,675
800	Eaton Corp.	52,352
27,300	General Electric Co.	393,666
7,300	Hertz Global Holdings, Inc. †	69,058

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
Industrials — 10.2% (continued)
3,625	L-3 Communications Holdings, Inc., Class 3	$256,795
22	Layne Christensen Co. †	534
20,925	Masco Corp.	225,153
11,501	Northrop Grumman Corp.	626,115
6,935	Oshkosh Corp. †	216,094
1,700	Pentair, Inc.	54,740
354	Standard Register Co. (The)	1,112
7,100	Textron, Inc.	120,487
100	Tredegar Corp.	1,632
		2,995,407
Information Technology — 9.8%
5,300	Activision Blizzard, Inc.	55,597
14,500	Advanced Micro Devices, Inc. †	106,140
70,575	Alcatel-Lucent ADR	179,261
15,325	CA, Inc.	281,980
5,400	Computer Sciences Corp.	244,350
14,200	Dell, Inc. †	171,252
14	Hutchinson Technology, Inc. †	61
2,367	InterDigital, Inc. †	58,441
974	International Business Machines Corp.	120,269
2,627	Kemet Corp. †	6,147
3,665	Lexmark International, Inc., Class A †	121,055
10,700	LSI Corp. †	49,220
20,800	Micron Technology, Inc. †	176,592
9,716	Microsoft Corp.	223,565
12,000	Motorola, Inc. †	78,240
2,910	Net 1 UEPS Technologies, Inc. †	39,023
90	PRGX Global, Inc. †	374
24,045	Seagate Technology †	313,547
200	TeleTech Holdings, Inc. †	2,578
13,500	Tyco Electronics, Ltd.	342,630
600	Vishay Intertechnology, Inc. †	4,644
7,359	Western Digital Corp. †	221,947
9,600	Xerox Corp.	77,184
		2,874,097
Materials — 5.8%
4,400	Celanese Corp., Ser A, Class A	109,604
1,000	CF Industries Holdings, Inc.	63,450
800	Clearwater Paper Corp. †	43,808
2,250	Cliffs Natural Resources, Inc.	106,110
4,638	Domtar Corp.	227,958
2,400	Eastman Chemical Co.	128,064
6,147	Freeport-McMoRan Copper & Gold, Inc.	363,472
4,200	Gold Fields, Ltd. ADR	56,154
6,215	International Paper Co.	140,645
390	Lubrizol Corp.	31,321
1,575	PPG Industries, Inc.	95,146
2,300	Reliance Steel & Aluminum Co.	83,145
3,350	Sherwin-Williams Co. (The)	231,786
1,355	Temple-Inland, Inc.	28,008
		1,708,671
Telecommunication Services — 3.5%
23,104	AT&T, Inc.	558,886
47,000	Qwest Communications International, Inc.	246,750
4,200	USA Mobility, Inc.	54,264
6,200	Verizon Communications, Inc.	173,724
		1,033,624
Utilities — 3.8%
6,971	Constellation Energy Group, Inc.	224,815
600	DPL, Inc.	14,340
4,900	DTE Energy Co.	223,489

Shares		Value
Utilities — 3.8% (continued)
8,375	Edison International	$265,655
1,131	Energen Corp.	50,137
374	NiSource, Inc.	5,423
3,000	Questar Corp.	136,470
4,275	Sempra Energy	200,027
		1,120,356
Total Common Stock (Cost $29,527,067)		29,109,949

Total Investments — 99.3% (Cost $29,527,067)		29,109,949
Other Assets & Liabilities, Net — 0.7%		213,224
NET ASSETS — 100.0%		$29,323,173

†  Non-income producing security.
ADR — American Depositary Receipt LP — Limited Partnership Investment PLC — Public Limited Company SDR — Swedish Depositary Receipt
As of June 30, 2010, all of the Portfolio’s investments were considered Level 1.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value

COMMON STOCK — 98.6%††
Consumer Discretionary — 22.7%
3,120	99 Cents Only Stores †	$46,176
950	American Axle & Manufacturing Holdings, Inc. †	6,964
600	American Greetings Corp., Class A	11,256
2,390	America's Car-Mart, Inc. †	54,086
950	Ameristar Casinos, Inc.	14,307
550	AnnTaylor Stores Corp. †	8,949
700	Arbitron, Inc.	17,941
3,100	Belo Corp., Class A †	17,639
400	Big 5 Sporting Goods Corp.	5,256
75	Blue Nile, Inc. †	3,531
100	Bob Evans Farms, Inc.	2,462
950	Brown Shoe Co., Inc.	14,421
1,900	Brunswick Corp.	23,617
800	Buckle, Inc. (The)	25,936
350	Carmike Cinemas, Inc. †	2,121
740	Carter's, Inc. †	19,425
1,500	Cato Corp. (The), Class A	33,030
100	CEC Entertainment, Inc. †	3,526
1,250	Charming Shoppes, Inc. †	4,687
300	Cheesecake Factory, Inc. (The) †	6,678
3,240	Chico's FAS, Inc.	32,011
700	Children's Place Retail Stores, Inc. (The) †	30,814
2,350	Christopher & Banks Corp.	14,546
44	Churchill Downs, Inc.	1,443
200	Cinemark Holdings, Inc.	2,630
550	Coldwater Creek, Inc. †	1,848
300	Collective Brands, Inc. †	4,740
1,650	Cooper Tire & Rubber Co.	32,175
875	Corinthian Colleges, Inc. †	8,619
1,000	Cracker Barrel Old Country Store, Inc.	46,560
2,050	Denny's Corp. †	5,330
200	Dillard's, Inc., Class A	4,300
300	DineEquity, Inc. †	8,376
1,043	Dress Barn, Inc. †	24,834
5,700	Eastman Kodak Co. †	24,738
3,200	Entravision Communications Corp., Class A †	6,752
700	Ethan Allen Interiors, Inc.	9,793
1,550	EW Scripps Co., Class A †	11,517
1,150	Exide Technologies †	5,980
150	Fred's, Inc., Class A	1,659
1,250	Furniture Brands International, Inc. †	6,525
100	Genesco, Inc. †	2,631
380	Global Sources, Ltd. †	2,979
810	Group 1 Automotive, Inc. †	19,059
930	Gymboree Corp. †	39,720
500	Harte-Hanks, Inc.	5,225
50	HOT Topic, Inc.	254
850	Hovnanian Enterprises, Inc., Class A †	3,128
400	J. Crew Group, Inc. †	14,724
200	Jack in the Box, Inc. †	3,890
700	Jakks Pacific, Inc. †	10,066
500	Jo-Ann Stores, Inc. †	18,755
300	Jones Apparel Group, Inc.	4,755
400	La-Z-Boy, Inc., Class Z †	2,972
650	Leapfrog Enterprises, Inc., Class A †	2,613
1,100	Lee Enterprises, Inc. †	2,827
982	Live Nation Entertainment, Inc. †	10,262
700	Liz Claiborne, Inc. †	2,954
700	LodgeNet Interactive Corp. †	2,597
200	M/I Homes, Inc. †	1,928
125	Matthews International Corp., Class A	3,660

Shares		Value
Consumer Discretionary — 22.7% (continued)
150	Mediacom Communications Corp., Class A †	$1,008
300	Men's Wearhouse, Inc. (The)	5,508
150	Modine Manufacturing Co. †	1,152
50	Morgans Hotel Group Co. †	308
600	Movado Group, Inc. †	6,408
300	Multimedia Games, Inc. †	1,350
700	National CineMedia, Inc.	11,662
1,200	NutriSystem, Inc.	27,528
850	OfficeMax, Inc. †	11,101
400	Oxford Industries, Inc.	8,372
310	Panera Bread Co., Class A †	23,340
200	PetMed Express, Inc.	3,560
250	Pinnacle Entertainment, Inc. †	2,365
400	Polaris Industries, Inc.	21,848
325	Pre-Paid Legal Services, Inc. †	14,784
3,300	Quiksilver, Inc. †	12,210
100	Regis Corp.	1,557
800	Retail Ventures, Inc. †	6,256
2,600	Ryland Group, Inc.	41,132
300	Saks, Inc. †	2,277
1,000	Scholastic Corp.	24,120
850	Sinclair Broadcast Group, Inc., Class A †	4,955
200	Skechers U.S.A., Inc., Class A †	7,304
1,425	Sotheby's	32,590
600	Spartan Motors, Inc.	2,520
600	Stage Stores, Inc.	6,408
1,150	Standard Pacific Corp. †	3,830
1,685	Steven Madden, Ltd. †	53,111
500	Stewart Enterprises, Inc., Class A	2,705
161	Strayer Education, Inc.	33,470
500	Superior Industries International, Inc.	6,720
400	Systemax, Inc.	6,028
550	Talbots, Inc. †	5,671
1,200	Tenneco, Inc. †	25,272
2,430	Texas Roadhouse, Inc., Class A †	30,667
1,100	Tupperware Brands Corp.	43,835
980	Under Armour, Inc., Class A †	32,467
200	Valassis Communications, Inc. †	6,344
127	Warnaco Group, Inc. (The) †	4,590
100	Winnebago Industries, Inc. †	994
1,600	Wolverine World Wide, Inc.	40,352
900	World Wrestling Entertainment, Inc., Class A	14,004
		1,353,880
Consumer Staples — 4.8%
300	Andersons, Inc. (The)	9,777
200	Casey's General Stores, Inc.	6,980
850	Chiquita Brands International, Inc. †	10,328
450	Darling International, Inc. †	3,379
950	Great Atlantic & Pacific Tea Co. †	3,705
300	Imperial Sugar Co.	3,030
200	Pantry, Inc. (The) †	2,822
150	Prestige Brands Holdings, Inc. †	1,062
300	Pricesmart, Inc.	6,969
200	Revlon, Inc., Class A †	2,232
1,200	Ruddick Corp.	37,188
1,000	Sanderson Farms, Inc.	50,740
695	TreeHouse Foods, Inc. †	31,734
300	United Natural Foods, Inc. †	8,964
4,550	Vector Group, Ltd.	76,531
3,050	Winn-Dixie Stores, Inc. †	29,402
		284,843

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
Energy — 3.7%
150	BPZ Resources, Inc. †	$622
700	Complete Production Services, Inc. †	10,010
730	Dril-Quip, Inc. †	32,135
100	Energy XXI Bermuda, Ltd. †	1,578
1,672	EXCO Resources, Inc.	24,428
100	Goodrich Petroleum Corp. †	1,200
1,100	Hercules Offshore, Inc. †	2,673
1,100	Houston American Energy Corp.	10,846
300	James River Coal Co. †	4,776
580	Lufkin Industries, Inc.	22,614
25	Matrix Service Co. †	233
500	McMoRan Exploration Co. †	5,555
300	Pioneer Drilling Co. †	1,701
2,875	Rosetta Resources, Inc. †	56,954
1,050	USEC, Inc. †	4,998
100	W&T Offshore, Inc.	946
200	Willbros Group, Inc. †	1,480
1,600	World Fuel Services Corp.	41,504
		224,253
Financials — 4.8%
350	Apollo Investments †	3,266
1,110	BOK Financial Corp.	52,692
800	Citizens Republic Bancorp, Inc. †	680
300	Compass Diversified Holdings	4,023
300	Equity One, Inc.	4,680
3,050	First BanCorp	1,616
1,095	Iberiabank Corp.	56,371
500	LTC Properties, Inc.	12,135
1,470	MarketAxess Holdings, Inc.	20,271
100	Mid-America Apartment Communities, Inc.	5,147
300	NorthStar Realty Finance Corp.	801
125	optionsXpress Holdings, Inc. †	1,968
100	PHH Corp. †	1,904
100	Potlatch Corp.	3,573
350	Prospect Capital Corp.	3,377
250	Redwood Trust, Inc.	3,660
900	Signature Bank †	34,209
100	Stewart Information Services Corp.	902
75	SWS Group, Inc.	712
3,160	Texas Capital Bancshares, Inc. †	51,824
2,369	Trustco Bank Corp.	13,266
100	Umpqua Holdings Corp.	1,148
150	Westamerica Bancorporation	7,878
		286,103
Health Care — 20.0%
525	Abaxis, Inc. †	11,251
1,200	Affymetrix, Inc. †	7,080
200	Air Methods Corp. †	5,950
425	Albany Molecular Research, Inc. †	2,197
400	AMAG Pharmaceuticals, Inc. †	13,740
694	Amedisys, Inc. †	30,515
700	American Medical Systems Holdings, Inc. †	15,484
900	AMERIGROUP Corp. †	29,232
150	AMN Healthcare Services, Inc. †	1,122
200	Angiodynamics, Inc. †	2,950
400	Arthrocare Corp. †	12,260
1,000	Bio-Reference Labs, Inc. †	22,170
6,745	BioScrip, Inc. †	35,344
480	Bruker Corp. †	5,837
1,470	Catalyst Health Solutions, Inc. †	50,715
125	Centene Corp. †	2,688
625	Chemed Corp.	34,150

Shares		Value
Health Care — 20.0% (continued)
375	Corvel Corp. †	$12,671
50	Cross Country Healthcare, Inc. †	450
375	Cubist Pharmaceuticals, Inc. †	7,725
326	Cyberonics, Inc. †	7,720
775	Cypress Bioscience, Inc. †	1,783
250	Dionex Corp. †	18,615
100	Enzo Biochem, Inc. †	407
326	eResearchTechnology, Inc. †	2,569
200	ev3, Inc. †	4,482
3,800	Exelixis, Inc. †	13,186
650	Genoptix, Inc. †	11,180
250	Haemonetics Corp. †	13,380
1,000	Healthsouth Corp. †	18,710
1,610	HMS Holdings Corp. †	87,294
1,170	ICON PLC ADR †	33,801
150	ICU Medical, Inc. †	4,825
1,900	Immucor, Inc. †	36,195
350	Impax Laboratories, Inc. †	6,682
1,000	Incyte Corp., Ltd. †	11,070
1,070	IPC The Hospitalist Co., Inc. †	26,857
29	Isis Pharmaceuticals, Inc. †	278
675	Kendle International, Inc. †	7,776
125	Landauer, Inc.	7,610
1,070	LHC Group, Inc. †	29,692
6,650	Ligand Pharmaceuticals, Inc., Class B †	9,709
100	MannKind Corp. †	639
2,000	MedAssets, Inc. †	46,160
550	Medicines Co. (The) †	4,185
1,300	Medicis Pharmaceutical Corp., Class A	28,444
1,400	Medivation, Inc. †	12,376
1,600	Meridian Bioscience, Inc.	27,200
275	Merit Medical Systems, Inc. †	4,419
215	Molina Healthcare, Inc. †	6,192
200	Momenta Pharmaceuticals, Inc. †	2,452
1,380	NuVasive, Inc. †	48,935
950	Obagi Medical Products, Inc. †	11,229
50	Odyssey HealthCare, Inc. †	1,336
551	Omnicell, Inc. †	6,441
550	Onyx Pharmaceuticals, Inc. †	11,874
450	Par Pharmaceutical Cos., Inc. †	11,682
300	Parexel International Corp. †	6,504
5,400	PDL BioPharma, Inc.	30,348
501	Perrigo Co.	29,594
530	Quality Systems, Inc.	30,735
650	Quidel Corp. †	8,248
1,811	RehabCare Group, Inc. †	39,444
350	Rigel Pharmaceuticals, Inc. †	2,520
50	RTI Biologics, Inc. †	146
600	Salix Pharmaceuticals, Ltd. †	23,418
300	Savient Pharmaceuticals, Inc. †	3,780
200	Sirona Dental Systems, Inc. †	6,968
525	STERIS Corp.	16,317
1,105	SXC Health Solutions Corp. †	80,941
700	Universal American Corp. †	10,080
700	Vanda Pharmaceuticals, Inc. †	4,627
150	Viropharma, Inc. †	1,681
75	West Pharmaceutical Services, Inc.	2,737
475	Zoll Medical Corp. †	12,873
		1,191,877
Industrials — 10.0%
1,350	ACCO Brands Corp. †	6,737
675	Administaff, Inc.	16,308
700	Alaska Air Group, Inc. †	31,465
200	Altra Holdings, Inc. †	2,604

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
Industrials — 10.0% (continued)
100	American Science & Engineering, Inc.	$7,621
500	Arkansas Best Corp.	10,375
850	ArvinMeritor, Inc. †	11,135
1,250	Avis Budget Group, Inc. †	12,275
900	BE Aerospace, Inc. †	22,887
425	Brady Corp., Class A	10,591
614	Briggs & Stratton Corp.	10,450
100	CDI Corp.	1,553
3,450	Cenveo, Inc. †	18,906
175	Columbus McKinnon Corp. †	2,445
1,300	Deluxe Corp.	24,375
1,020	EnerSys †	21,797
1,400	FuelCell Energy, Inc. †	1,652
3,800	GenCorp, Inc. †	16,644
1,050	Horizon Lines, Inc., Class A	4,442
1,590	HUB Group, Inc., Class A †	47,716
389	Kaman Corp.	8,605
175	Knight Transportation, Inc.	3,542
1,050	Mine Safety Appliances Co.	26,019
210	NCI Building Systems, Inc. †	1,758
1,075	Nordson Corp.	60,286
300	Pacer International, Inc. †	2,097
100	Polypore International, Inc. †	2,274
1,341	Rollins, Inc.	27,745
850	Standard Register Co. (The)	2,669
700	Thermadyne Holdings Corp. †	7,567
276	Titan International, Inc.	2,752
875	Tredegar Corp.	14,280
645	Triumph Group, Inc.	42,976
650	UAL Corp. †	13,364
750	US Airways Group, Inc. †	6,457
300	US Ecology, Inc.	4,371
3,000	UTi Worldwide, Inc.	37,140
250	Volt Information Sciences, Inc. †	2,100
900	Wabtec Corp.	35,901
600	Werner Enterprises, Inc.	13,134
		597,015
Information Technology — 27.7%
400	Acme Packet, Inc. †	10,752
675	Actuate Corp. †	3,004
50	ADC Telecommunications, Inc. †	371
254	Advanced Analogic Technologies, Inc. †	810
100	Advanced Energy Industries, Inc. †	1,229
3,150	Amkor Technology, Inc. †	17,357
200	Anixter International, Inc. †	8,520
1,730	ArcSight, Inc. †	38,735
3,798	Ariba, Inc. †	60,502
2,244	Art Technology Group, Inc. †	7,674
2,990	Aruba Networks, Inc. †	42,578
610	Atheros Communications, Inc. †	16,799
600	ATMI, Inc. †	8,784
650	Blue Coat Systems, Inc. †	13,279
5,900	Brightpoint, Inc. †	41,300
320	Cabot Microelectronics Corp. †	11,069
675	CACI International, Inc., Class A †	28,674
3,400	Ciber, Inc. †	9,418
350	Cognex Corp.	6,153
200	CommVault Systems, Inc. †	4,500
556	CSG Systems International, Inc. †	10,191
703	CTS Corp.	6,496
1,432	Cybersource Corp. †	36,559
625	Cymer, Inc. †	18,775
1,125	Daktronics, Inc.	8,437
615	Digital River, Inc. †	14,705

Shares		Value
Information Technology — 27.7% (continued)
200	Diodes, Inc. †	$3,174
4,275	Earthlink, Inc.	34,029
375	Emulex Corp. †	3,442
650	Entegris, Inc. †	2,581
300	Euronet Worldwide, Inc. †	3,837
1,900	Extreme Networks †	5,130
50	FARO Technologies, Inc. †	936
300	FEI Co. †	5,913
50	Harmonic, Inc. †	272
1,379	Heartland Payment Systems, Inc.	20,464
75	Hittite Microwave Corp. †	3,355
3,200	Imation Corp. †	29,408
1,150	Infinera Corp. †	7,394
1,980	Informatica Corp. †	47,282
350	Insight Enterprises, Inc. †	4,606
1,150	Intermec, Inc. †	11,787
125	IPG Photonics Corp. †	1,904
2,600	Ixia †	22,334
775	j2 Global Communications, Inc. †	16,926
100	Jack Henry & Associates, Inc.	2,388
550	Kenexa Corp. †	6,600
50	Knot, Inc. (The) †	389
1,950	L-1 Identity Solutions, Inc., Class 1 †	15,970
100	Littelfuse, Inc. †	3,161
2,650	LivePerson, Inc. †	18,179
650	Manhattan Associates, Inc. †	17,907
300	Mantech International Corp., Class A †	12,771
2,350	Marchex, Inc., Class A	9,047
1,550	Methode Electronics, Inc.	15,097
850	Micrel, Inc.	8,653
1,850	Microsemi Corp. †	27,066
575	MicroStrategy, Inc., Class A †	43,177
750	ModusLink Global Solutions, Inc. †	4,523
5,600	MoneyGram International, Inc. †	13,720
650	Monolithic Power Systems, Inc. †	11,609
38	Multi-Fineline Electronix, Inc. †	948
428	Netgear, Inc. †	7,636
815	Netlogic Microsystems, Inc. †	22,168
50	Netscout Systems, Inc. †	711
350	Newport Corp. †	3,171
900	Oclaro, Inc. †	9,981
2,500	Palm, Inc. †	14,225
1,550	Photronics, Inc. †	7,006
200	Plantronics, Inc.	5,720
175	Plexus Corp. †	4,679
385	Progress Software Corp. †	11,562
2,175	QLogic Corp. †	36,149
5,600	Quantum Corp. †	10,528
1,300	Quest Software, Inc. †	23,452
250	Radisys Corp. †	2,380
1,050	RealNetworks, Inc. †	3,465
1,650	RF Micro Devices, Inc. †	6,452
2,835	RightNow Technologies, Inc. †	44,481
50	Riverbed Technology, Inc. †	1,381
100	Rofin-Sinar Technologies, Inc. †	2,082
350	Rogers Corp. †	9,720
2,575	Rovi Corp. †	97,618
300	Sanmina-SCI Corp. †	4,083
400	Scansource, Inc. †	9,972
250	Sigma Designs, Inc. †	2,502
1,455	Skyworks Solutions, Inc. †	24,429
1,200	SolarWinds, Inc. †	19,248
600	Solera Holdings, Inc.	21,720
1,000	Sonic Solutions, Inc. †	8,350
225	Standard Microsystems Corp. †	5,238

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
Information Technology — 27.7% (continued)
746	Synaptics, Inc. †	$20,515
1,770	Synchronoss Technologies, Inc. †	33,577
225	Syntel, Inc.	7,639
650	Take-Two Interactive Software, Inc. †	5,850
1,739	Taleo Corp., Class A †	42,240
2,750	Technitrol, Inc.	8,690
1,475	TeleTech Holdings, Inc. †	19,013
1,750	THQ, Inc. †	7,560
450	TIBCO Software, Inc. †	5,427
1,600	Ultra Clean Holdings †	13,632
50	Unisys Corp. †	925
8,550	United Online, Inc.	49,248
3,050	ValueClick, Inc. †	32,605
1,100	Veeco Instruments, Inc. †	37,708
1,064	VeriFone Systems, Inc. †	20,142
400	VirnetX Holding Corp.	2,368
1,637	Volterra Semiconductor Corp. †	37,749
2,900	Wave Systems Corp., Class A †	9,396
200	Xyratex, Ltd. †	2,830
1,150	Zoran Corp. †	10,971
		1,650,844
Materials — 3.8%
300	A Schulman, Inc.	5,688
150	AM Castle & Co. †	2,083
325	Arch Chemicals, Inc.	9,991
200	Calgon Carbon Corp. †	2,648
350	Compass Minerals International, Inc.	24,598
200	Domtar Corp.	9,830
250	Ferro Corp. †	1,842
650	HB Fuller Co.	12,344
650	Headwaters, Inc. †	1,846
300	Koppers Holdings, Inc.	6,744
1,600	Kraton Performance Polymers, Inc. †	30,064
1,050	Myers Industries, Inc.	8,494
300	NewMarket Corp.	26,196
1,200	Olin Corp.	21,708
500	Omnova Solutions, Inc. †	3,905
100	Rock-Tenn Co., Class A	4,967
400	Sensient Technologies Corp.	10,372
400	Solutia, Inc. †	5,240
1,750	WR Grace & Co. †	36,820
		225,380
Telecommunication Services — 0.8%
1,100	Alaska Communications Systems Group, Inc.	9,339
3,751	Cincinnati Bell, Inc. †	11,291
2,050	Global Crossing, Ltd. †	21,668
1,250	PAETEC Holding Corp. †	4,262
250	USA Mobility, Inc.	3,230
		49,790
Utilities — 0.3%
550	Allete, Inc.	18,832

Total Common Stock (Cost $5,406,396)		5,882,817

Total Investments — 98.6% (Cost $5,406,396)		5,882,817
Other Assets & Liabilities, Net — 1.4%		83,634
NET ASSETS — 100.0%		$5,966,451

†  Non-income producing security.
††  Narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting.
ADR — American Depositary Receipt PLC — Public Limited Company

As of June 30, 2010, all of the Portfolio’s investments were considered Level 1.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value

COMMON STOCK — 98.0%
Consumer Discretionary — 16.5%
600	American Axle & Manufacturing Holdings, Inc. †	$4,398
900	American Greetings Corp., Class A	16,884
200	Beazer Homes USA, Inc. †	726
3,000	Belo Corp., Class A †	17,070
100	Blyth, Inc.	3,407
4,750	Bob Evans Farms, Inc.	116,945
1,500	Brown Shoe Co., Inc.	22,770
2,800	Brunswick Corp.	34,804
200	Buckle, Inc. (The)	6,484
600	Build-A-Bear Workshop, Inc., Class A †	4,068
700	Cabela's, Inc. †	9,898
1,900	California Pizza Kitchen, Inc. †	28,785
400	Callaway Golf Co.	2,416
4,300	Cato Corp. (The), Class A	94,686
4,100	Charming Shoppes, Inc. †	15,375
300	Children's Place Retail Stores, Inc. (The) †	13,206
600	Christopher & Banks Corp.	3,714
200	Cinemark Holdings, Inc.	2,630
300	Collective Brands, Inc. †	4,740
800	Cooper Tire & Rubber Co.	15,600
700	Cracker Barrel Old Country Store, Inc.	32,592
3,100	Dana Holding Corp. †	31,000
3,600	Dillard's, Inc., Class A	77,400
400	DineEquity, Inc. †	11,168
900	Domino's Pizza, Inc. †	10,170
2,775	Dress Barn, Inc. †	66,073
9,300	Eastman Kodak Co. †	40,362
300	Ethan Allen Interiors, Inc.	4,197
2,900	EW Scripps Co., Class A †	21,547
2,200	Exide Technologies †	11,440
800	Fred's, Inc., Class A	8,848
2,500	Furniture Brands International, Inc. †	13,050
700	Genesco, Inc. †	18,417
8,000	Golfsmith International Holdings, Inc. †	26,800
500	Group 1 Automotive, Inc. †	11,765
1,100	Harte-Hanks, Inc.	11,495
1,600	Hooker Furniture Corp.	17,056
250	Interactive Data Corp.	8,345
100	Jackson Hewitt Tax Service, Inc. †	113
1,000	Jakks Pacific, Inc. †	14,380
1,300	Jo-Ann Stores, Inc. †	48,763
1,200	Jones Apparel Group, Inc.	19,020
300	La-Z-Boy, Inc., Class Z †	2,229
4,100	LIN TV Corp., Class A †	22,181
1,279	Live Nation Entertainment, Inc. †	13,365
900	M/I Homes, Inc. †	8,676
1,200	Men's Wearhouse, Inc. (The)	22,032
200	Morningstar, Inc. †	8,504
800	Multimedia Games, Inc. †	3,600
1,600	National CineMedia, Inc.	26,656
900	New York & Co., Inc. †	2,061
500	NutriSystem, Inc.	11,470
3,300	Orbitz Worldwide, Inc. †	12,573
100	Orient-Express Hotels, Ltd., Class A †	740
700	PetMed Express, Inc.	12,460
800	Pinnacle Entertainment, Inc. †	7,568
7,100	Quiksilver, Inc. †	26,270
1,500	Regis Corp.	23,355
900	Rent-A-Center, Inc., Class A †	18,234
1,000	Retail Ventures, Inc. †	7,820
4,500	Ryland Group, Inc.	71,190
1,100	Saks, Inc. †	8,349

Shares		Value
Consumer Discretionary — 16.5% (continued)
1,200	Sally Beauty Holdings, Inc. †	$9,840
2,400	Scholastic Corp.	57,888
1,400	Sealy Corp. †	3,738
7,800	Sinclair Broadcast Group, Inc., Class A †	45,474
1,600	Sotheby's	36,592
1,300	Spartan Motors, Inc.	5,460
500	Speedway Motorsports, Inc.	6,780
2,200	Stage Stores, Inc.	23,496
100	Standard Motor Products, Inc.	807
1,500	Standard Pacific Corp. †	4,995
800	Stewart Enterprises, Inc., Class A	4,328
1,000	Superior Industries International, Inc.	13,440
500	Systemax, Inc.	7,535
1,400	Tenneco, Inc. †	29,484
200	Tupperware Brands Corp.	7,970
1,500	Unifi, Inc. †	5,730
700	Unifirst Corp.	30,814
1,700	Wendy's/Arby's Group, Inc., Class A	6,800
100	Wolverine World Wide, Inc.	2,522
1,400	World Wrestling Entertainment, Inc., Class A	21,784
		1,557,417
Consumer Staples — 5.1%
500	Andersons, Inc. (The)	16,295
3,000	Casey's General Stores, Inc.	104,700
900	Central Garden and Pet Co., Class A †	8,073
2,500	Chiquita Brands International, Inc. †	30,375
5,700	Elizabeth Arden, Inc. †	82,764
600	Flowers Foods, Inc.	14,658
2,900	Great Atlantic & Pacific Tea Co. †	11,310
400	Imperial Sugar Co.	4,040
300	Pantry, Inc. (The) †	4,233
2,700	Prestige Brands Holdings, Inc. †	19,116
1,300	Ruddick Corp.	40,287
6,500	Smart Balance, Inc. †	26,585
850	TreeHouse Foods, Inc. †	38,811
700	Universal Corp.	27,776
2,500	Vector Group, Ltd.	42,050
1,400	Winn-Dixie Stores, Inc. †	13,496
		484,569
Energy — 4.6%
2,700	Acergy SA ADR	39,933
11,300	Allis-Chalmers Energy, Inc. †	23,278
600	Alon USA Energy, Inc.	3,816
1,900	Basic Energy Services, Inc. †	14,630
100	Bristow Group, Inc. †	2,940
1,100	Carrizo Oil & Gas, Inc. †	17,083
1,800	Complete Production Services, Inc. †	25,740
1,800	Delek US Holdings, Inc.	13,140
2,200	Delta Petroleum Corp. †	1,892
5,300	Hercules Offshore, Inc. †	12,879
800	Nordic American Tanker Shipping	22,472
200	Overseas Shipholding	7,408
400	Penn Virginia Corp.	8,044
3,900	Petroquest Energy, Inc. †	26,364
1,000	Pioneer Drilling Co. †	5,670
400	Rosetta Resources, Inc. †	7,924
900	Ship Finance International, Ltd.	16,092
1,500	SM Energy Co.	60,240
1,300	Stone Energy Corp. †	14,508
8,400	USEC, Inc. †	39,984
100	W&T Offshore, Inc.	946
1,900	Western Refining, Inc. †	9,557

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
Energy — 4.6% (continued)
2,200	World Fuel Services Corp.	$57,068
		431,608
Financials — 31.9%
400	Alterra Capital Holdings, Ltd.	7,512
1,400	American Capital Agency Corp.	36,988
2,300	American Equity Investment Life Holding Co.	23,736
81	Anworth Mortgage Asset Corp.	577
3,600	Apollo Investments †	33,588
1,505	Ares Capital Corp.	18,857
1,800	Argo Group International Holdings, Ltd.	55,062
2,700	Aspen Insurance Holdings, Ltd.	66,798
7,800	Bank Mutual Corp.	44,304
200	Bank of the Ozarks, Inc.	7,094
1,600	BioMed Realty Trust, Inc.	25,744
2,900	Boston Private Financial Holdings, Inc.	18,647
800	Brookline Bancorp, Inc.	7,104
1,900	Calamos Asset Management, Inc., Class A	17,632
9,600	Capstead Mortgage Corp.	106,176
1,300	Cathay General Bancorp	13,429
1,400	Chemical Financial Corp.	30,492
1,300	Citizens Republic Bancorp, Inc. †	1,105
5,700	CNO Financial Group, Inc. †	28,215
2,500	Cogdell Spencer, Inc.	16,900
300	Colonial Properties Trust	4,359
1,000	Community Bank System, Inc.	22,030
2,800	Compass Diversified Holdings	37,548
1,400	Delphi Financial Group, Inc., Class A	34,174
2,200	Doral Financial Corp. †	5,368
4,840	E*Trade Financial Corp. †	57,209
1,300	Education Realty Trust, Inc.	7,839
225	Enterprise Financial Services Corp.	2,169
900	Entertainment Properties Trust	34,263
4,757	Equity One, Inc.	74,209
600	Extra Space Storage, Inc.	8,340
13,200	First BanCorp	6,996
180	First Citizens BancShares, Inc., Class A	34,619
19,100	First Commonwealth Financial Corp.	100,275
660	First Community Bancshares, Inc.	9,695
100	First Defiance Financial Corp.	894
1,200	First Financial Bancorp	17,940
637	First Financial Bankshares, Inc.	30,633
2,600	First Industrial Realty Trust, Inc. †	12,532
4,850	First Mercury Financial Corp.	51,313
600	First Midwest Bancorp, Inc.	7,296
1,800	First Niagara Financial Group, Inc.	22,554
1,900	FirstMerit Corp.	32,547
380	Flagstar Bancorp, Inc. †	1,193
3,500	FNB Corp.	28,105
2,150	Forestar Group, Inc. †	38,614
1,100	Glacier Bancorp, Inc.	16,137
1,190	Hancock Holding Co.	39,698
900	Hanover Insurance Group, Inc. (The)	39,150
74	Harleysville Group, Inc.	2,296
3,100	Hatteras Financial Corp.	86,242
1,351	Hercules Technology Growth Capital, Inc.	12,443
1,214	Highwoods Properties, Inc.	33,701
700	Home Properties, Inc.	31,549
1,300	Horace Mann Educators Corp.	19,890
261	Independent Bank Corp.	6,441
200	Infinity Property & Casualty	9,236
2,300	Inland Real Estate Corp.	18,216
4,300	iStar Financial, Inc. †	19,178
1,900	Kite Realty Group Trust	7,942
2,120	Lexington Realty Trust	12,741

Shares		Value
Financials — 31.9% (continued)
2,765	LTC Properties, Inc.	$67,107
287	M&T Bank Corp.	24,381
500	Meadowbrook Insurance Group, Inc.	4,315
900	Medical Properties Trust, Inc.	8,496
6,300	MFA Mortgage Investments, Inc.	46,620
2,100	MGIC Investment Corp. †	14,469
500	Montpelier Re Holdings, Ltd.	7,465
4,100	National Penn Bancshares, Inc.	24,641
400	National Retail Properties, Inc.	8,576
716	NBT Bancorp, Inc.	14,621
7,000	NewAlliance Bancshares, Inc.	78,470
13,500	NorthStar Realty Finance Corp.	36,045
2,100	Northwest Bancshares, Inc.	24,087
1,455	Old National Bancorp	15,074
2,250	PacWest Bancorp	41,198
400	Parkway Properties, Inc.	5,828
2,270	Pennsylvania Real Estate Investment Trust	27,739
610	People's United Financial, Inc.	8,235
2,300	PHH Corp. †	43,792
4,500	Phoenix Cos., Inc. (The) †	9,495
200	Piper Jaffray †	6,444
300	Platinum Underwriters Holdings, Ltd.	10,887
600	Potlatch Corp.	21,438
3,550	PrivateBancorp, Inc., Class A	39,334
800	Prospect Capital Corp.	7,720
1,722	Prosperity Bancshares, Inc.	59,840
1,300	Provident Financial Services, Inc.	15,197
5,700	Radian Group, Inc.	41,268
8,800	RAIT Financial Trust †	16,456
4,500	Redwood Trust, Inc.	65,880
600	S&T Bancorp, Inc.	11,856
923	Safety Insurance Group, Inc.	34,170
2,450	Selective Insurance Group	36,407
1,800	South Financial Group, Inc. (The)	490
900	Sovran Self Storage, Inc.	30,987
1,350	StanCorp Financial Group, Inc.	54,729
3,300	Sterling Bancshares, Inc.	15,543
1,700	Stewart Information Services Corp.	15,334
8,200	Susquehanna Bancshares, Inc.	68,306
1,100	SWS Group, Inc.	10,450
3,600	Texas Capital Bancshares, Inc. †	59,040
400	Tower Group, Inc.	8,612
7,500	Trustco Bank Corp.	42,000
3,877	Umpqua Holdings Corp.	44,508
700	United Bankshares, Inc.	16,758
2,254	United Community Banks, Inc. †	8,903
7,600	Universal Insurance Holdings, Inc.	31,768
1,200	Webster Financial Corp.	21,528
700	Westamerica Bancorporation	36,764
7,750	Western Alliance Bancorp †	55,568
405	Wilshire Bancorp, Inc.	3,544
250	Wintrust Financial Corp.	8,335
		3,008,252
Health Care — 2.5%
800	AMN Healthcare Services, Inc. †	5,984
289	Bio-Rad Laboratories, Inc., Class A †	24,996
257	Chemed Corp.	14,042
400	Cross Country Healthcare, Inc. †	3,596
700	Exelixis, Inc. †	2,429
300	Healthsouth Corp. †	5,613
300	Healthspring, Inc. †	4,653
100	Incyte Corp., Ltd. †	1,107
100	Kendle International, Inc. †	1,152
600	Kindred Healthcare, Inc. †	7,704

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
Health Care — 2.5% (continued)
400	Magellan Health Services, Inc. †	$14,528
1,100	Medcath Corp. †	8,646
700	Medicis Pharmaceutical Corp., Class A	15,316
700	Meridian Bioscience, Inc.	11,900
5,300	PDL BioPharma, Inc.	29,786
600	Res-Care, Inc. †	5,796
6,350	Skilled Healthcare Group, Inc., Class A †	43,117
1,400	Universal American Corp. †	20,160
200	Viropharma, Inc. †	2,242
600	WellCare Health Plans, Inc. †	14,244
		237,011
Industrials — 12.9%
3,300	ACCO Brands Corp. †	16,467
400	Acuity Brands, Inc.	14,552
3,000	Aircastle, Ltd.	23,550
1,500	Alaska Air Group, Inc. †	67,425
5,850	Albany International Corp., Class A	94,712
200	American Railcar Industries, Inc.	2,416
1,100	Arkansas Best Corp.	22,825
3,300	ArvinMeritor, Inc. †	43,230
2,700	Avis Budget Group, Inc. †	26,514
3,350	Belden, Inc.	73,700
300	Brady Corp., Class A	7,476
2,114	Briggs & Stratton Corp.	35,980
1,400	CDI Corp.	21,742
8,900	Cenveo, Inc. †	48,772
200	Ceradyne, Inc. †	4,274
2,600	CIRCOR International, Inc.	66,508
500	Columbus McKinnon Corp. †	6,985
1,700	Deluxe Corp.	31,875
100	Dycom Industries, Inc. †	855
100	EMCOR Group, Inc. †	2,317
300	Ennis, Inc.	4,503
500	EnPro Industries, Inc. †	14,075
5,000	GenCorp, Inc. †	21,900
900	Gibraltar Industries, Inc. †	9,090
7,950	Griffon Corp. †	87,927
2,600	Horizon Lines, Inc., Class A	10,998
372	Kaman Corp.	8,229
650	Lincoln Electric Holdings, Inc.	33,144
3,300	Marten Transport, Ltd. †	68,574
650	Middleby Corp. †	34,573
1,000	Mine Safety Appliances Co.	24,780
100	Mueller Industries, Inc.	2,460
3,800	Mueller Water Products, Inc., Class A	14,098
1,120	NCI Building Systems, Inc. †	9,374
500	Nordson Corp.	28,040
750	Otter Tail Corp.	14,497
250	Quanex Building Products Corp.	4,323
500	School Specialty, Inc. †	9,035
2,300	Skywest, Inc.	28,106
1,700	Standard Register Co. (The)	5,338
1,600	Tredegar Corp.	26,112
2,200	Tutor Perini Corp. †	36,256
800	United Rentals, Inc. †	7,456
2,400	US Airways Group, Inc. †	20,664
400	Viad Corp.	7,060
1,100	Volt Information Sciences, Inc. †	9,240
850	WABCO Holdings, Inc. †	26,758
1,700	Werner Enterprises, Inc.	37,213
2,800	YRC Worldwide, Inc. †	420
		1,216,418
Information Technology — 12.2%
10,119	Actel Corp. †	129,726

Shares		Value
Information Technology — 12.2% (continued)
1,600	Acxiom Corp. †	$23,504
400	ADC Telecommunications, Inc. †	2,964
1,000	Advanced Energy Industries, Inc. †	12,290
3,600	Amkor Technology, Inc. †	19,836
550	Anixter International, Inc. †	23,430
333	Arris Group, Inc. †	3,393
2,400	Aviat Networks, Inc. †	8,712
2,900	Brightpoint, Inc. †	20,300
14,450	Brocade Communications Systems, Inc. †	74,562
12,600	Ciber, Inc. †	34,902
400	Cognex Corp.	7,032
3,000	Coherent, Inc. †	102,900
4,900	Convergys Corp. †	48,069
3,330	CTS Corp.	30,769
600	Daktronics, Inc.	4,500
3,400	Earthlink, Inc.	27,064
4,900	Evergreen Solar, Inc. †	3,342
5,660	Imation Corp. †	52,015
1,500	Insight Enterprises, Inc. †	19,740
3,950	Keithley Instruments, Inc.	34,879
5,100	Methode Electronics, Inc.	49,674
1,900	Micrel, Inc.	19,342
1,500	ModusLink Global Solutions, Inc. †	9,045
3,500	MoneyGram International, Inc. †	8,575
200	MTS Systems Corp.	5,800
400	Netgear, Inc. †	7,136
1,200	Omnivision Technologies, Inc. †	25,728
400	Palm, Inc. †	2,276
3,900	Photronics, Inc. †	17,628
500	Quest Software, Inc. †	9,020
400	Rogers Corp. †	11,108
1,700	Scansource, Inc. †	42,381
4,286	Standard Microsystems Corp. †	99,778
500	Take-Two Interactive Software, Inc. †	4,500
5,100	Technitrol, Inc.	16,116
5,300	THQ, Inc. †	22,896
2,600	TIBCO Software, Inc. †	31,356
300	TriQuint Semiconductor, Inc. †	1,833
1,670	Unisys Corp. †	30,878
8,940	United Online, Inc.	51,494
400	UTStarcom, Inc. †	736
		1,151,229
Materials — 8.4%
1,200	A Schulman, Inc.	22,752
1,600	AM Castle & Co. †	22,224
918	Arch Chemicals, Inc.	28,219
5,800	Aurizon Mines, Ltd. †	28,652
200	Brush Engineered Materials, Inc. †	3,996
3,100	Buckeye Technologies, Inc. †	30,845
1,100	Century Aluminum Co. †	9,713
870	Coeur d'Alene Mines Corp. †	13,729
3,700	Globe Specialty Metals, Inc. †	38,221
100	Haynes International, Inc.	3,083
1,790	HB Fuller Co.	33,992
3,900	Headwaters, Inc. †	11,076
300	Innophos Holdings, Inc.	7,824
200	Innospec, Inc.	1,876
800	Kaiser Aluminum Corp.	27,736
1,400	Koppers Holdings, Inc.	31,472
1,800	Louisiana-Pacific Corp. †	12,042
200	Minerals Technologies, Inc.	9,508
1,600	Myers Industries, Inc.	12,944
14,700	Northgate Minerals Corp. †	44,100
3,600	Olin Corp.	65,124
200	Olympic Steel, Inc.	4,594

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
Materials — 8.4% (continued)
1,000	Packaging Corp of America	$22,020
400	PH Glatfelter Co.	4,340
400	PolyOne Corp. †	3,368
1,000	Rockwood Holdings, Inc. †	22,690
800	Royal Gold, Inc.	38,400
1,400	Sensient Technologies Corp.	36,302
300	Solutia, Inc. †	3,930
1,200	Temple-Inland, Inc.	24,804
6,350	Thompson Creek Metals Co., Inc. †	55,118
6,500	Wausau Paper Corp. †	44,005
900	Westlake Chemical Corp.	16,713
300	Worthington Industries, Inc.	3,858
2,600	WR Grace & Co. †	54,704
		793,974
Telecommunication Services — 0.3%
2,470	Cincinnati Bell, Inc. †	7,435
1,600	Global Crossing, Ltd. †	16,912
		24,347
Utilities — 3.6%
1,350	Allete, Inc.	46,224
400	Avista Corp.	7,812
1,417	Black Hills Corp.	40,342
500	IDACORP, Inc.	16,635
800	Nicor, Inc.	32,400
3,150	NorthWestern Corp.	82,530
3,500	PNM Resources, Inc.	39,130
400	Portland General Electric Co.	7,332
1,550	Unisource Energy Corp.	46,779
700	WGL Holdings, Inc.	23,821
		343,005
Total Common Stock (Cost $9,272,421)		9,247,830

Total Investments — 98.0% (Cost $9,272,421)		9,247,830
Other Assets & Liabilities, Net — 2.0%		188,010
NET ASSETS — 100.0%		$9,435,840

†  Non-income producing security.
ADR — American Depositary Receipt

As of June 30, 2010, all of the Portfolio’s investments were considered Level 1.

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value

COMMON STOCK — 99.5%
Consumer Discretionary — 10.5%
300	1-800-Flowers.com, Inc., Class A †	$618
200	4Kids Entertainment, Inc. †	150
2,500	99 Cents Only Stores †	37,000
975	Aaron's, Inc.	16,643
900	Abercrombie & Fitch Co., Class A	27,621
300	Acme United Corp.	3,192
1,400	Advance Auto Parts, Inc.	70,252
2,250	Aeropostale, Inc. †	64,440
100	AFC Enterprises, Inc. †	910
90	AH Belo Corp., Class A †	598
200	Aldila, Inc. †	800
600	All American Group, Inc. †	306
4,650	Amazon.com, Inc. †	508,059
400	Ambassadors Group, Inc.	4,516
3,500	American Apparel, Inc. †	6,405
2,400	American Axle & Manufacturing Holdings, Inc. †	17,592
2,625	American Eagle Outfitters, Inc.	30,844
450	American Greetings Corp., Class A	8,442
829	American Public Education, Inc. †	36,227
700	America's Car-Mart, Inc. †	15,841
1,500	Ameristar Casinos, Inc.	22,590
964	AnnTaylor Stores Corp. †	15,684
1,750	Apollo Group, Inc., Class A †	74,323
200	Ascent Media Corp., Class A †	5,052
2,250	AutoNation, Inc. †	43,875
500	AutoZone, Inc. †	96,610
1,000	Beazer Homes USA, Inc. †	3,630
1,400	Bebe Stores, Inc.	8,960
2,925	Bed Bath & Beyond, Inc. †	108,459
950	Belo Corp., Class A †	5,406
4,400	Best Buy Co., Inc.	148,984
200	Big 5 Sporting Goods Corp.	2,628
1,500	Big Lots, Inc. †	48,135
2	Biglari Holdings, Inc. †	574
250	Blue Nile, Inc. †	11,770
300	Bluegreen Corp. †	903
112	Blyth, Inc.	3,816
400	Bon-Ton Stores, Inc. (The)	3,900
100	Books-A-Million, Inc., Class A	602
400	Borders Group, Inc. †	532
1,580	BorgWarner, Inc. †	58,997
2,000	Boyd Gaming Corp. †	16,980
500	Bridgepoint Education, Inc. †	7,905
875	Brinker International, Inc.	12,653
1,000	Brookfield Homes Corp. †	6,740
500	Brunswick Corp.	6,215
1,500	Burger King Holdings, Inc.	25,260
1,500	Cabela's, Inc. †	21,210
3,525	Cablevision Systems Corp., Class A	84,635
200	Cache, Inc. †	1,136
400	California Coastal Communities, Inc. †	584
375	California Pizza Kitchen, Inc. †	5,681
500	Callaway Golf Co.	3,020
1,500	Career Education Corp. †	34,530
1,900	Caribou Coffee Co., Inc. †	17,993
1,755	CarMax, Inc. †	34,924
4,200	Carnival Corp.	127,008
850	Carter's, Inc. †	22,313
8,937	CBS Corp., Class B	115,555
977	CEC Entertainment, Inc. †	34,449
362	Charles & Colvard, Ltd. †	1,010
2,550	Charming Shoppes, Inc. †	9,563
600	Cheesecake Factory, Inc. (The) †	13,356
2,450	Chico's FAS, Inc.	24,206
200	Children's Place Retail Stores, Inc. (The) †	8,804
300	Chipotle Mexican Grill, Inc., Class A †	41,043

Shares		Value
Consumer Discretionary — 10.5% (continued)
800	Cinemark Holdings, Inc.	$10,520
50	Citi Trends, Inc. †	1,647
200	CKE Restaurants, Inc.	2,506
700	CKX, Inc. †	3,493
1,000	Clear Channel Outdoor Holdings, Inc., Class A †	8,680
3,900	Coach, Inc.	142,545
100	Cobra Electronics Corp. †	202
200	Coinstar, Inc. †	8,594
1,450	Coldwater Creek, Inc. †	4,872
550	Collective Brands, Inc. †	8,690
110	Collectors Universe	1,476
32,983	Comcast Corp. Special, Class A	572,915
500	Conn's, Inc. †	2,940
2,450	Corinthian Colleges, Inc. †	24,133
200	CROCS, Inc. †	2,116
200	Crown Media Holdings, Inc., Class A †	352
50	CSS Industries, Inc.	825
5	CTM Media Holdings, Inc., Class B	11
300	Cumulus Media, Inc., Class A †	801
2,500	Dana Holding Corp. †	25,000
2,200	Darden Restaurants, Inc.	85,470
150	Deckers Outdoor Corp. †	21,431
775	DeVry, Inc.	40,680
1,002	Dick's Sporting Goods, Inc. †	24,940
100	Dillard's, Inc., Class A	2,150
11,668	DIRECTV, Class A †	395,779
3,900	Discovery Communications, Inc., Class A †	139,269
3,025	DISH Network Corp., Class A	54,904
100	Dixie Group, Inc. †	368
1,875	Dollar Tree, Inc. †	78,057
850	Domino's Pizza, Inc. †	9,605
650	Dover Downs Gaming & Entertainment, Inc.	1,879
3,623	DR Horton, Inc.	35,614
564	Dress Barn, Inc. †	13,429
600	DSW, Inc., Class A †	13,476
3,625	Eastman Kodak Co. †	15,732
642	Education Management Corp. †	9,790
219	Emmis Communications Corp., Class A †	482
300	Empire Resorts, Inc. †	489
250	Entercom Communications Corp., Class A †	2,205
100	Entravision Communications Corp., Class A †	211
1,366	EW Scripps Co., Class A †	10,149
2,600	Exide Technologies †	13,520
3,115	Expedia, Inc.	58,500
1,600	Family Dollar Stores, Inc.	60,304
200	Famous Dave's of America, Inc. †	1,664
1,500	Federal-Mogul Corp. †	19,530
100	Finish Line, Inc. (The), Class A	1,393
1,900	Foot Locker, Inc.	23,978
37,885	Ford Motor Co. †	381,881
1,500	Fortune Brands, Inc.	58,770
300	Forward Industries, Inc. †	933
1,700	Fred's, Inc., Class A	18,802
200	Furniture Brands International, Inc. †	1,044
600	Gaiam, Inc., Class A	3,642
2,625	GameStop Corp., Class A †	49,324
600	Gaming Partners International Corp.	3,828
2,800	Gannett Co., Inc.	37,688
7,750	Gap, Inc. (The)	150,815
1,125	Garmin, Ltd.	32,827
1,375	Genesco, Inc. †	36,176
2,010	Gentex Corp.	36,140
1,900	Genuine Parts Co.	74,955
701	G-III Apparel Group, Ltd. †	16,046

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
Consumer Discretionary — 10.5% (continued)
2,875	Goodyear Tire & Rubber Co. (The) †	$28,578
500	Grand Canyon Education, Inc. †	11,715
1,000	Gray Television, Inc. †	2,410
300	Great Wolf Resorts, Inc. †	624
400	Guess?, Inc.	12,496
3,760	H&R Block, Inc.	58,994
1,696	Hanesbrands, Inc. †	40,806
2,475	Harley-Davidson, Inc.	55,019
600	Harman International Industries, Inc. †	17,934
1,000	Harte-Hanks, Inc.	10,450
2,200	Hasbro, Inc.	90,420
500	hhgregg, Inc. †	11,660
200	Hibbett Sports, Inc. †	4,792
300	Hillenbrand, Inc.	6,417
21,250	Home Depot, Inc. (The)	596,487
200	Hooker Furniture Corp.	2,132
100	HOT Topic, Inc.	508
1,000	Hovnanian Enterprises, Inc., Class A †	3,680
743	HSN, Inc. †	17,832
450	Iconix Brand Group, Inc. †	6,466
100	Infosonics Corp. †	58
4,450	International Game Technology	69,865
237	International Speedway Corp., Class A	6,105
4,372	Interpublic Group of Cos., Inc. †	31,172
743	Interval Leisure Group, Inc. †	9,250
3,692	J.C. Penney Co., Inc.	79,304
775	Jackson Hewitt Tax Service, Inc. †	876
1,500	Jarden Corp.	40,305
500	John Wiley & Sons, Inc., Class A	19,335
6,650	Johnson Controls, Inc.	178,685
378	Jones Apparel Group, Inc.	5,991
200	JOS A Bank Clothiers, Inc. †	10,798
600	Journal Communications, Inc., Class A †	2,382
300	K12, Inc. †	6,654
800	KB Home	8,800
4,700	Kenneth Cole Productions, Inc., Class A †	51,747
200	Kid Brands, Inc. †	1,406
50	Knology, Inc. †	547
3,600	Kohl's Corp. †	171,000
300	Krispy Kreme Doughnuts, Inc. †	1,011
550	K-Swiss, Inc., Class A †	6,176
200	Lakes Entertainment, Inc. †	308
500	Lamar Advertising Co., Class A †	12,260
600	Landry's Restaurants, Inc. †	14,676
3,200	Las Vegas Sands Corp. †	70,848
200	La-Z-Boy, Inc., Class Z †	1,486
100	Leapfrog Enterprises, Inc., Class A †	402
450	Lear Corp. †	—
500	Learning Tree International, Inc. †	5,425
750	Lee Enterprises, Inc. †	1,928
1,410	Leggett & Platt, Inc.	28,285
3,100	Lennar Corp., Class A	43,121
1,000	Libbey, Inc. †	12,980
3,551	Liberty Global, Inc., Class A †	92,290
1,035	Liberty Media Corp. - Capital, Ser A †	43,377
6,675	Liberty Media Corp. - Interactive, Class A †	70,087
729	Liberty Media Corp. - Starz †	37,791
700	Lifetime Brands, Inc. †	10,234
200	LIN TV Corp., Class A †	1,082
200	Lincoln Educational Services Corp. †	4,118
1,537	Live Nation Entertainment, Inc. †	16,062
800	Liz Claiborne, Inc. †	3,376
1,800	LKQ Corp. †	34,704
17,681	Lowe's Cos., Inc.	361,046
3,540	Ltd. Brands, Inc.	78,128
5,998	Macy's, Inc.	107,364
881	Madison Square Garden, Inc., Class A †	17,329
100	Marcus Corp.	946

Shares		Value
Consumer Discretionary — 10.5% (continued)
700	Marine Products Corp. †	$3,962
4,677	Marriott International, Inc., Class A	140,029
3,100	Martha Stewart Living Omnimedia, Class A †	15,252
3,730	Mattel, Inc.	78,927
100	Matthews International Corp., Class A	2,928
496	McClatchy Co., Class A †	1,805
1,500	McCormick & Schmick's Seafood Restaurants, Inc. †	11,190
13,300	McDonald's Corp.	876,071
4,700	McGraw-Hill Cos., Inc. (The)	132,258
271	MDC Holdings, Inc.	7,303
500	Media General, Inc., Class A †	4,880
1,467	Mediacom Communications Corp., Class A †	9,858
500	Meritage Homes Corp. †	8,140
4,200	MGM Resorts International †	40,488
577	Mohawk Industries, Inc. †	26,404
1,600	Monarch Casino & Resort, Inc. †	16,208
500	Monro Muffler Brake, Inc.	19,765
150	Morgans Hotel Group Co. †	924
300	Morton's Restaurant Group, Inc. †	1,554
700	MTR Gaming Group, Inc. †	1,134
591	Multimedia Games, Inc. †	2,660
500	National CineMedia, Inc.	8,330
50	Nautilus, Inc. †	76
100	Navarre Corp. †	218
1,300	New York & Co., Inc. †	2,977
2,100	New York Times Co., Class A †	18,165
2,926	Newell Rubbermaid, Inc.	42,837
24,438	News Corp., Class A	292,278
200	Nexstar Broadcasting Group, Inc., Class A †	876
4,550	NIKE, Inc., Class B	307,352
700	Noble International, Ltd. †	—
2,800	Nordstrom, Inc.	90,132
5,525	Office Depot, Inc. †	22,321
1,100	OfficeMax, Inc. †	14,366
3,500	Omnicom Group, Inc.	120,050
2,900	Orbitz Worldwide, Inc. †	11,049
1,560	O'Reilly Automotive, Inc. †	74,194
650	Orleans Homebuilders, Inc. †	97
500	Outdoor Channel Holdings, Inc. †	2,335
300	Overstock.com, Inc. †	5,421
50	Oxford Industries, Inc.	1,047
200	Pacific Sunwear of California †	640
600	Palm Harbor Homes, Inc. †	1,068
300	Panera Bread Co., Class A †	22,587
1,500	Penn National Gaming, Inc. †	34,650
400	Penske Automotive Group, Inc. †	4,544
1,500	PEP Boys-Manny Moe & Jack	13,290
1,300	Perry Ellis International, Inc. †	26,260
2,050	PetSmart, Inc.	61,849
1,900	Pier 1 Imports, Inc. †	12,179
800	Pinnacle Entertainment, Inc. †	7,568
565	Playboy Enterprises, Inc., Class B †	2,373
275	Premier Exhibitions, Inc. †	352
200	Pre-Paid Legal Services, Inc. †	9,098
500	priceline.com, Inc. †	88,270
1,000	PRIMEDIA, Inc.	2,930
100	Princeton Review, Inc. †	232
3,840	Pulte Group, Inc. †	31,795
50	Quiksilver, Inc. †	185
850	RadioShack Corp.	16,584
100	RCN Corp. †	1,481
2,600	Regal Entertainment Group, Class A	33,904
200	Regis Corp.	3,114
250	Rent-A-Center, Inc., Class A †	5,065
100	Retail Ventures, Inc. †	782

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
Consumer Discretionary — 10.5% (continued)
1,500	Rick's Cabaret International, Inc. †	$11,835
100	Rocky Brands, Inc. †	639
1,950	Ross Stores, Inc.	103,915
1,625	Royal Caribbean Cruises, Ltd. †	37,001
500	Ruby Tuesday, Inc. †	4,250
2,200	Ruth's Hospitality Group, Inc. †	9,196
1,500	Ryland Group, Inc.	23,730
1,800	Saks, Inc. †	13,662
100	Salem Communications Corp., Class A †	371
1,000	Sally Beauty Holdings, Inc. †	8,200
2,500	Scientific Games Corp., Class A †	23,000
1,300	Scripps Networks Interactive, Inc., Class A	52,442
200	Sealy Corp. †	534
925	Sears Holdings Corp. †	59,801
188	Select Comfort Corp. †	1,645
4,375	Service Corp. International	32,375
400	Shoe Carnival, Inc. †	8,204
100	Shuffle Master, Inc. †	801
776	Signet Jewelers, Ltd. †	21,340
900	Sinclair Broadcast Group, Inc., Class A †	5,247
1,000	Sonic Automotive, Inc., Class A †	8,560
800	Sonic Corp. †	6,200
603	Sotheby's	13,791
75	Spartan Motors, Inc.	315
400	Speedway Motorsports, Inc.	5,424
552	Stage Stores, Inc.	5,895
1,892	Stanley Black & Decker, Inc.	95,584
200	Stanley Furniture Co., Inc. †	812
8,075	Staples, Inc.	153,829
8,100	Starbucks Corp.	196,830
1,473	Starwood Hotels & Resorts Worldwide, Inc.	61,026
100	Steinway Musical Instruments, Inc. †	1,779
900	Stewart Enterprises, Inc., Class A	4,869
150	Superior Industries International, Inc.	2,016
1,300	Syms Corp. †	9,165
600	Systemax, Inc.	9,042
1,500	Talbots, Inc. †	15,465
8,200	Target Corp.	403,194
1,500	Tempur-Pedic International, Inc. †	46,125
450	Tenneco, Inc. †	9,477
500	Thor Industries, Inc.	11,875
1,500	Tiffany & Co.	56,865
400	Timberland Co. (The), Class A †	6,460
4,099	Time Warner Cable, Inc., Class A	213,476
13,158	Time Warner, Inc.	380,398
5,000	TJX Cos., Inc.	209,750
1,600	Toll Brothers, Inc. †	26,176
200	Trans World Entertainment Corp. †	340
300	True Religion Apparel, Inc. †	6,621
1,000	TRW Automotive Holdings Corp. †	27,570
200	Tuesday Morning Corp. †	798
900	Ulta Salon Cosmetics & Fragrance, Inc. †	21,294
200	Unifirst Corp.	8,804
200	Universal Electronics, Inc. †	3,326
500	Universal Technical Institute, Inc. †	11,820
2,500	Urban Outfitters, Inc. †	85,975
200	Value Line, Inc.	3,628
300	Valuevision Media, Inc., Class A †	531
1,350	VF Corp.	96,093
7,137	Viacom, Inc., Class B	223,888
2,825	Virgin Media Inc.	47,149
800	Volcom, Inc. †	14,856
21,518	Walt Disney Co. (The)	677,817
100	Warnaco Group, Inc. (The) †	3,614
1,150	Warner Music Group Corp. †	5,589
296	Weight Watchers International, Inc.	7,604
6,000	Wendy's/Arby's Group, Inc., Class A	24,000
Shares		Value
Consumer Discretionary — 10.5% (continued)
5	Westwood One, Inc. †	$49
572	Whirlpool Corp.	50,233
1,100	Williams-Sonoma, Inc.	27,302
500	Winnebago Industries, Inc. †	4,970
400	Wolverine World Wide, Inc.	10,088
600	World Wrestling Entertainment, Inc., Class A	9,336
2,085	Wyndham Worldwide Corp.	41,992
800	Wynn Resorts, Ltd.	61,016
5,850	Yum! Brands, Inc.	228,384
1,900	Zale Corp. †	3,002
		14,680,322
Consumer Staples — 10.3%
1,000	Alberto-Culver Co., Class B	27,090
200	Alico, Inc.	4,596
2,200	Alliance One International, Inc. †	7,832
27,075	Altria Group, Inc.	542,583
216	American Italian Pasta Co., Class A †	11,420
1,550	Andersons, Inc. (The)	50,515
7,786	Archer-Daniels-Midland Co.	201,035
4,950	Avon Products, Inc.	131,175
312	Boston Beer Co., Inc., Class A †	21,044
2,300	Brown-Forman Corp., Class B	131,629
1,900	Bunge, Ltd.	93,461
3,175	Campbell Soup Co.	113,760
1,500	Central European Distribution Corp. †	32,070
1,100	Church & Dwight Co., Inc.	68,981
1,700	Clorox Co.	105,672
27,620	Coca-Cola Co. (The)	1,384,315
4,120	Coca-Cola Enterprises, Inc.	106,543
6,380	Colgate-Palmolive Co.	502,489
5,573	ConAgra Foods, Inc.	129,962
2,550	Constellation Brands, Inc., Class A †	39,831
800	Corn Products International, Inc.	24,240
5,250	Costco Wholesale Corp.	287,858
18,542	CVS Caremark Corp.	543,651
650	Darling International, Inc. †	4,882
2,134	Dean Foods Co. †	21,489
4,205	Del Monte Foods Co.	60,510
1,500	Dole Food Co., Inc. †	15,645
3,600	Dr. Pepper Snapple Group, Inc.	134,604
1,300	Energizer Holdings, Inc. †	65,364
1,600	Estee Lauder Cos., Inc. (The), Class A	89,168
1,125	Flowers Foods, Inc.	27,484
7,400	General Mills, Inc.	262,848
2,800	Great Atlantic & Pacific Tea Co. †	10,920
1,500	Hain Celestial Group, Inc. †	30,255
1,100	Hansen Natural Corp. †	43,021
800	Herbalife, Ltd.	36,840
2,600	Hershey Co. (The)	124,618
4,150	HJ Heinz Co.	179,363
1,050	Hormel Foods Corp.	42,504
1,550	Ingles Markets, Inc., Class A	23,327
2,139	Inter Parfums, Inc.	30,438
1,500	JM Smucker Co. (The)	90,330
3,250	Kellogg Co.	163,475
5,274	Kimberly-Clark Corp.	319,762
17,271	Kraft Foods, Inc., Class A	483,588
8,125	Kroger Co. (The)	159,981
2,125	Lorillard, Inc.	152,957
700	Mannatech, Inc.	1,393
1,750	McCormick & Co., Inc.	66,430
200	MGP Ingredients, Inc. †	1,326
1,500	Molson Coors Brewing Co., Class B	63,540
850	NBTY, Inc. †	28,909
20,940	PepsiCo, Inc.	1,276,293
23,325	Philip Morris International, Inc.	1,069,218
1,200	Prestige Brands Holdings, Inc. †	8,496

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
Consumer Staples — 10.3% (continued)
585	Pricesmart, Inc.	$13,590
38,352	Procter & Gamble Co. (The)	2,300,353
700	Ralcorp Holdings, Inc. †	38,360
100	Reliv International, Inc.	242
1,814	Reynolds American, Inc.	94,546
7,050	Rite Aid Corp. †	6,909
70	Rocky Mountain Chocolate Factory, Inc.	651
4,900	Safeway, Inc.	96,334
50	Sanderson Farms, Inc.	2,537
9,520	Sara Lee Corp.	134,232
700	SIRVA, Inc. †	—
1,200	Smithfield Foods, Inc. †	17,880
200	Spectrum Brands, Inc. †	—
3,036	SUPERVALU, Inc.	32,910
7,700	Sysco Corp.	219,989
3,805	Tyson Foods, Inc., Class A	62,364
198	USANA Health Sciences, Inc. †	7,233
12,950	Walgreen Co.	345,765
27,895	Wal-Mart Stores, Inc.	1,340,913
1,500	WD-40 Co.	50,100
2,425	Whole Foods Market, Inc. †	87,348
		14,502,986
Energy — 10.2%
3,550	Allis-Chalmers Energy, Inc. †	7,313
1,500	Alon USA Energy, Inc.	9,540
1,350	Alpha Natural Resources, Inc. †	45,725
100	American Oil & Gas, Inc. †	628
6,056	Anadarko Petroleum Corp.	218,561
4,606	Apache Corp.	387,779
1,000	Approach Resources, Inc. †	6,880
2,000	Arch Coal, Inc.	39,620
880	Atlas Energy, Inc. †	23,822
2,300	Atlas Pipeline Holdings, LP (b)	9,177
3,820	Baker Hughes, Inc.	158,797
600	Barnwell Industries, Inc. †	1,680
900	Basic Energy Services, Inc. †	6,930
400	Berry Petroleum Co., Class A	10,288
900	BioFuel Energy Corp. †	1,161
900	Bolt Technology Corp. †	7,875
10,500	Boots & Coots, Inc. †	30,975
3,100	BPZ Resources, Inc. †	12,865
1,400	Brigham Exploration Co. †	21,532
200	Bristow Group, Inc. †	5,880
375	Bronco Drilling Co., Inc. †	1,256
900	Cabot Oil & Gas Corp.	28,188
1,218	Cal Dive International, Inc. †	7,125
4,500	Callon Petroleum Co. †	28,350
3,300	Cameron International Corp. †	107,316
150	CARBO Ceramics, Inc.	10,828
200	Cheniere Energy, Inc. †	564
8,600	Chesapeake Energy Corp.	180,170
26,299	Chevron Corp.	1,784,650
1,047	Cimarex Energy Co.	74,944
1,600	Clean Energy Fuels Corp. †	23,904
800	Complete Production Services, Inc. †	11,440
400	Comstock Resources, Inc. †	11,088
800	Concho Resources, Inc. †	44,264
19,401	ConocoPhillips	952,395
1,700	Consol Energy, Inc.	57,392
200	Cross Timbers Royalty Trust	6,950
2,500	Crosstex Energy, Inc. †	16,025
1,000	CVR Energy, Inc. †	7,520
400	Dawson Geophysical Co. †	8,508
1,000	Delek US Holdings, Inc.	7,300
2,500	Delta Petroleum Corp. †	2,150
4,779	Denbury Resources, Inc. †	69,965
5,136	Devon Energy Corp.	312,885
2,477	DHT Maritime, Inc.	9,536

Shares		Value
Energy — 10.2% (continued)
250	Diamond Offshore Drilling, Inc.	$15,548
1,500	Dresser-Rand Group, Inc. †	47,325
9,164	El Paso Corp.	101,812
15	Energy Partners, Ltd. †	183
2,975	EOG Resources, Inc.	292,651
2,700	EXCO Resources, Inc.	39,447
812	Exterran Holdings, Inc. †	20,958
68,269	Exxon Mobil Corp.	3,896,136
1,278	FMC Technologies, Inc. †	67,299
950	Forest Oil Corp. †	25,992
1,100	Frontier Oil Corp.	14,795
1,500	General Maritime Corp.	9,060
2,100	Geokinetics, Inc. †	8,043
100	GeoMet, Inc. †	114
500	Georesources, Inc. †	6,965
1,450	Global Industries, Ltd. †	6,511
1,500	Goodrich Petroleum Corp. †	18,000
381	Gulf Island Fabrication, Inc.	5,913
300	Gulfmark Offshore, Inc., Class A †	7,860
1,250	Gulfport Energy Corp. †	14,825
11,850	Halliburton Co.	290,917
1,000	Helix Energy Solutions Group, Inc. †	10,770
1,750	Helmerich & Payne, Inc.	63,910
1,900	Hercules Offshore, Inc. †	4,617
3,852	Hess Corp.	193,910
500	Hornbeck Offshore Services, Inc. †	7,300
2,325	International Coal Group, Inc. †	8,951
1,750	ION Geophysical Corp. †	6,090
450	James River Coal Co. †	7,164
1,200	Key Energy Services, Inc. †	11,016
67	Kinder Morgan Management LLC † (b)	3,792
7,300	Kodiak Oil & Gas Corp. †	23,287
8,822	Marathon Oil Corp.	274,276
1,000	Mariner Energy, Inc. †	21,480
900	Massey Energy Co.	24,615
450	Matrix Service Co. †	4,190
1,500	McMoRan Exploration Co. †	16,665
2,400	Murphy Oil Corp.	118,920
3,100	Nabors Industries, Ltd. †	54,622
5,845	National Oilwell Varco, Inc.	193,294
1,525	Newfield Exploration Co. †	74,511
3,175	Newpark Resources, Inc. †	19,209
100	NGAS Resources, Inc. †	105
1,400	Noble Energy, Inc.	84,462
10,610	Occidental Petroleum Corp.	818,561
850	Oceaneering International, Inc. †	38,165
100	Omni Energy Services Corp. †	267
1,500	OYO Geospace Corp. †	72,720
100	Pacific Ethanol, Inc. †	64
3,600	Parker Drilling Co. †	14,220
730	Patriot Coal Corp. †	8,577
1,950	Patterson-UTI Energy, Inc.	25,097
3,550	Peabody Energy Corp.	138,912
3,147	Petrohawk Energy Corp. †	53,405
496	Petroleum Development Corp. †	12,708
2,300	Petroquest Energy, Inc. †	15,548
1,350	Pioneer Drilling Co. †	7,655
1,325	Pioneer Natural Resources Co.	78,771
1,553	Plains Exploration & Production Co. †	32,007
2,050	Pride International, Inc. †	45,797
1,700	Pyramid Oil Co. †	7,820
1,700	Quicksilver Resources, Inc. †	18,700
1,900	Range Resources Corp.	76,285
600	Rex Energy Corp. †	6,060
600	Rosetta Resources, Inc. †	11,886
1,600	Rowan Cos., Inc. †	35,104
1,250	RPC, Inc.	17,062
3,400	Sandridge Energy †	19,822
15,600	Schlumberger, Ltd.	863,304

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
Energy — 10.2% (continued)
750	SM Energy Co.	$30,120
3,200	Smith International, Inc.	120,480
1,172	Southern Union Co.	25,620
3,800	Southwestern Energy Co. †	146,832
8,341	Spectra Energy Corp.	167,404
1,065	Sunoco, Inc.	37,030
950	Superior Energy Services, Inc. †	17,737
150	Superior Well Services, Inc. †	2,508
3,500	Syntroleum Corp. †	5,740
500	T-3 Energy Services, Inc. †	13,950
1,500	Tesoro Corp.	17,505
212	TGC Industries, Inc. †	642
750	Tidewater, Inc.	29,040
500	Toreador Resources Corp. †	2,750
1,600	Trico Marine Services, Inc. †	800
1,765	Ultra Petroleum Corp. †	78,101
200	Union Drilling, Inc. †	1,102
1,150	USEC, Inc. †	5,474
1,100	Vaalco Energy, Inc.	6,160
8,114	Valero Energy Corp.	145,890
1,550	Venoco, Inc. †	25,528
8	Verenium Corp. †	19
800	W&T Offshore, Inc.	7,568
300	Warren Resources, Inc. †	870
1,500	Western Refining, Inc. †	7,545
500	Westmoreland Coal Co. †	4,060
8,350	Williams Cos., Inc. (The)	152,638
		14,360,881
Financials — 16.8%
200	21st Century Holding Co.	754
900	Abington Bancorp, Inc.	7,848
1	Acadia Realty Trust	17
600	Advance America Cash Advance Centers, Inc.	2,478
200	Affirmative Insurance Holdings, Inc. †	798
5,950	Aflac, Inc.	253,887
7,175	Allstate Corp. (The)	206,138
800	Alterra Capital Holdings, Ltd.	15,024
100	Altisource Portfolio Solutions SA †	2,474
1,725	AMB Property Corp.	40,900
411	Amcore Financial, Inc. †	5
807	American Campus Communities, Inc.	22,023
1,100	American Equity Investment Life Holding Co.	11,352
12,550	American Express Co.	498,235
1,100	American Financial Group, Inc.	30,052
550	AmeriCredit Corp. †	10,021
3,080	Ameriprise Financial, Inc.	111,280
310	Anchor Bancorp Wisconsin, Inc. †	140
8,225	Annaly Capital Management, Inc.	141,059
1,500	Anworth Mortgage Asset Corp.	10,680
2,450	AON Corp.	90,944
1,256	Apartment Investment & Management Co., Class A	24,329
200	Arbor Realty Trust, Inc. †	1,034
400	Arch Capital Group, Ltd. †	29,800
4	Arlington Asset Investment Corp., Class A	75
1,150	Arthur J. Gallagher & Co.	28,037
544	Ashford Hospitality Trust, Inc. †	3,988
1,100	Aspen Insurance Holdings, Ltd.	27,214
400	Asset Acceptance Capital Corp. †	1,656
1,354	Associated Banc-Corp	16,600
300	Associated Estates Realty Corp.	3,885
1,400	Assurant, Inc.	48,580
600	Assured Guaranty, Ltd.	7,962
700	Astoria Financial Corp.	9,632
847	AvalonBay Communities, Inc.	79,084

Shares		Value
Financials — 16.8% (continued)
600	Avatar Holdings, Inc. †	$11,508
1,700	Axis Capital Holdings, Ltd.	50,524
50	Bancorp, Inc. †	392
1,150	BancorpSouth, Inc.	20,562
130,448	Bank of America Corp.	1,874,538
450	Bank of Hawaii Corp.	21,758
15,163	Bank of New York Mellon Corp. (The)	374,374
80	BankAtlantic Bancorp, Inc., Class A †	112
700	BankFinancial Corp.	5,817
9,625	BB&T Corp.	253,234
500	Beneficial Mutual Bancorp, Inc. †	4,940
22,900	Berkshire Hathaway, Inc., Class B †	1,824,901
1,000	BGC Partners, Inc., Class A	5,110
1,000	BioMed Realty Trust, Inc.	16,090
1,000	Boston Private Financial Holdings, Inc.	6,430
1,625	Boston Properties, Inc.	115,927
2,988	Brandywine Realty Trust	32,121
1,325	BRE Properties, Inc.	48,932
4,775	Brookfield Properties Corp.	67,041
1,500	Brookline Bancorp, Inc.	13,320
1,400	Brown & Brown, Inc.	26,796
100	Camden National Corp.	2,747
1,425	Camden Property Trust	58,211
350	Capital City Bank Group, Inc.	4,333
5,350	Capital One Financial Corp.	215,605
3,839	CapitalSource, Inc.	18,274
700	CapLease, Inc.	3,227
1,700	Capstead Mortgage Corp.	18,802
100	Cardinal Financial Corp.	924
288	Cathay General Bancorp	2,975
2,825	CB Richard Ellis Group, Inc., Class A †	38,448
4,080	CBL & Associates Properties, Inc.	50,755
650	Cedar Shopping Centers, Inc.	3,913
12,914	Charles Schwab Corp. (The)	183,121
400	Charter Financial Corp.	3,960
1,500	Chemical Financial Corp.	32,670
6,900	Chimera Investment Corp.	24,909
4,500	Chubb Corp.	225,045
2,394	Cincinnati Financial Corp.	61,933
270,250	Citigroup, Inc. †	1,016,140
2,500	City Bank †	625
600	City National Corp.	30,738
975	CME Group, Inc., Class A	274,511
500	CNA Surety Corp. †	8,035
2,900	CNO Financial Group, Inc. †	14,355
750	CoBiz Financial, Inc.	4,943
1,000	Cogdell Spencer, Inc.	6,760
350	Cohen & Steers, Inc.	7,259
429	Colonial Properties Trust	6,233
276	Columbia Banking System, Inc.	5,040
2,173	Comerica, Inc.	80,032
1,125	Commerce Bancshares, Inc.	40,489
500	Community Bank System, Inc.	11,015
100	Community Trust Bancorp, Inc.	2,510
200	CompuCredit Holdings Corp.	792
850	Corporate Office Properties Trust	32,096
1,840	Cousins Properties, Inc.	12,402
5,500	Crawford & Co., Class B †	17,380
950	Cullen/Frost Bankers, Inc.	48,830
1,000	CVB Financial Corp.	9,500
6,450	DCT Industrial Trust, Inc.	29,154
23	Deerfield Capital Corp. †	126
322	Delphi Financial Group, Inc., Class A	7,860
3,995	Developers Diversified Realty Corp.	39,551
3,502	DiamondRock Hospitality Co.	28,786
1,000	Digital Realty Trust, Inc.	57,680
7,425	Discover Financial Services	103,801
1,100	Donegal Group, Inc., Class A	13,519
1,100	Douglas Emmett, Inc.	15,642

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
Financials — 16.8% (continued)
400	Duff & Phelps Corp., Class A	$5,052
3,101	Duke Realty Corp.	35,196
2,778	E*Trade Financial Corp. †	32,836
2,000	East West Bancorp, Inc.	30,500
1,325	Eaton Vance Corp.	36,583
1,000	Education Realty Trust, Inc.	6,030
1,500	eHealth, Inc. †	17,055
200	Encore Capital Group, Inc. †	4,122
700	Endurance Specialty Holdings, Ltd.	26,271
50	Enterprise Financial Services Corp.	482
3,679	Equity Residential	153,194
700	Everest Re Group, Ltd.	49,504
500	Extra Space Storage, Inc.	6,950
15,525	Fannie Mae †	5,317
974	FBL Financial Group, Inc., Class A	20,454
900	Federal Realty Investment Trust	63,243
1,200	Federated Investors, Inc., Class B	24,852
1,000	FelCor Lodging Trust, Inc. †	4,990
3,291	Fidelity National Financial, Inc., Class A	42,750
11,701	Fifth Third Bancorp	143,805
1,200	Financial Institutions, Inc.	21,312
100	First Acceptance Corp. †	171
1,827	First American Financial Corp.	23,166
300	First Bancorp	4,347
2,500	First BanCorp	1,325
500	First Cash Financial Services, Inc. †	10,900
800	First Commonwealth Financial Corp.	4,200
425	First Community Bancshares, Inc.	6,243
100	First Financial Corp.	2,581
2,353	First Horizon National Corp. †	26,941
650	First Industrial Realty Trust, Inc. †	3,133
50	First Marblehead Corp. (The) †	118
2,008	First Niagara Financial Group, Inc.	25,160
800	First Potomac Realty Trust	11,496
1,007	FirstMerit Corp.	17,250
950	Flagstone Reinsurance Holdings SA	10,279
1,500	FNB Corp.	12,045
2,100	Forest City Enterprises, Inc., Class A †	23,772
1,950	Franklin Resources, Inc.	168,071
950	Franklin Street Properties Corp.	11,220
8,725	Freddie Mac †	3,603
490	Frontier Financial Corp. †	147
2,734	Fulton Financial Corp.	26,383
456	General Growth Properties, Inc.	6,042
5,850	Genworth Financial, Inc., Class A †	76,459
400	Getty Realty Corp.	8,964
900	Glacier Bancorp, Inc.	13,203
1,000	Gleacher & Co., Inc. †	2,550
1,600	GLG Partners, Inc. †	7,008
800	Glimcher Realty Trust	4,784
6,920	Goldman Sachs Group, Inc. (The)	908,388
435	Gramercy Capital Corp. †	548
338	Green Bankshares, Inc. †	4,316
300	Grubb & Ellis Co. †	294
1,000	Guaranty Bancorp †	1,060
100	Hallmark Financial Services †	995
550	Hanmi Financial Corp. †	693
700	Hanover Insurance Group, Inc. (The)	30,450
1,500	Harleysville Group, Inc.	46,545
4,750	Hartford Financial Services Group, Inc.	105,117
1,175	HCC Insurance Holdings, Inc.	29,093
3,825	HCP, Inc.	123,356
1,200	Health Care REIT, Inc.	50,544
1,500	Healthcare Realty Trust, Inc.	32,955
50	Heritage Commerce Corp. †	178
700	Hersha Hospitality Trust	3,164
650	Highwoods Properties, Inc.	18,044
1,500	Hilltop Holdings, Inc. †	15,015
660	Home Bancshares, Inc.	15,055

Shares		Value
Financials — 16.8% (continued)
1,000	Horace Mann Educators Corp.	$15,300
2,500	Hospitality Properties Trust	52,750
7,624	Host Hotels & Resorts, Inc.	102,772
5,175	HRPT Properties Trust	32,137
6,626	Hudson City Bancorp, Inc.	81,102
7,351	Huntington Bancshares, Inc.	40,725
85	IMPAC Mortgage Holdings, Inc. †	244
1,500	Infinity Property & Casualty	69,270
1,100	Inland Real Estate Corp.	8,712
1,500	Interactive Brokers Group, Inc., Class A †	24,900
875	IntercontinentalExchange, Inc. †	98,901
500	International Assets Holding Corp. †	8,000
700	International Bancshares Corp.	11,683
550	Intervest Bancshares Corp., Class A †	2,997
5,700	Invesco, Ltd.	95,931
2,000	Investment Technology Group, Inc. †	32,120
800	Investors Bancorp, Inc. †	10,496
1,800	Investors Real Estate Trust	15,894
1,564	iStar Financial, Inc. †	6,975
2,475	Janus Capital Group, Inc.	21,978
1,700	Jefferies Group, Inc.	35,836
51,759	JPMorgan Chase & Co.	1,894,897
600	Kearny Financial Corp.	5,496
12,173	KeyCorp	93,610
4,625	Kimco Realty Corp.	62,160
800	Kite Realty Group Trust	3,344
400	Knight Capital Group, Inc., Class A †	5,516
200	LaBranche & Co., Inc. †	856
1,500	LaSalle Hotel Properties	30,855
2,700	Legg Mason, Inc.	75,681
2,505	Leucadia National Corp. †	48,873
1,626	Lexington Realty Trust	9,772
1,450	Liberty Property Trust	41,832
3,700	Lincoln National Corp.	89,873
4,200	Loews Corp.	139,902
937	M&T Bank Corp.	79,598
1,287	Macerich Co. (The)	48,031
1,500	Mack-Cali Realty Corp.	44,595
1,000	Maiden Holdings, Ltd.	6,570
5,370	Marsh & McLennan, Inc.	121,094
9,732	Marshall & Ilsley Corp.	69,876
244	MB Financial, Inc.	4,487
1,900	MBIA, Inc. †	10,659
967	Meadowbrook Insurance Group, Inc.	8,345
600	Medallion Financial Corp.	3,960
500	Medical Properties Trust, Inc.	4,720
7,821	MetLife, Inc.	295,321
2,600	MF Global Holdings, Ltd. †	14,846
3,000	MFA Mortgage Investments, Inc.	22,200
1,500	MGIC Investment Corp. †	10,335
100	Mid-America Apartment Communities, Inc.	5,147
400	Montpelier Re Holdings, Ltd.	5,972
2,575	Moody's Corp.	51,294
15,525	Morgan Stanley	360,335
7,800	MPG Office Trust, Inc. †	22,854
1,072	MSCI, Inc., Class A †	29,373
600	Nara Bancorp, Inc. †	5,058
2,450	NASDAQ OMX Group, Inc. †	43,561
400	National Interstate Corp.	7,928
2,500	National Penn Bancshares, Inc.	15,025
1,500	National Retail Properties, Inc.	32,160
1,450	Nationwide Health Properties, Inc.	51,866
500	NBT Bancorp, Inc.	10,210
4,312	New York Community Bancorp, Inc.	65,844
2,600	NewAlliance Bancshares, Inc.	29,146
350	Newcastle Investment Corp. †	938
50	North Valley Bancorp †	110
2,850	Northern Trust Corp.	133,095

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
Financials — 16.8% (continued)
156	NorthStar Realty Finance Corp.	$417
875	Northwest Bancshares, Inc.	10,036
3,350	NYSE Euronext	92,560
300	Ocwen Financial Corp. †	3,057
1,500	Old National Bancorp	15,540
3,236	Old Republic International Corp.	39,253
400	Old Second Bancorp, Inc.	800
800	Omega Healthcare Investors, Inc.	15,944
600	OneBeacon Insurance Group, Ltd., Class A	8,592
432	Oriental Financial Group, Inc.	5,469
4,500	Oritani Financial Corp.	45,000
200	Parkway Properties, Inc.	2,914
900	PartnerRe, Ltd.	63,126
4,347	People's United Financial, Inc.	58,684
123	PHH Corp. †	2,342
8,850	Phoenix Cos., Inc. (The) †	18,674
1,500	Pinnacle Financial Partners, Inc. †	19,275
2,684	Plum Creek Timber Co., Inc.	92,679
7,325	PMI Group, Inc. †	21,169
11,575	Popular, Inc. †	31,021
2,000	Post Properties, Inc.	45,460
1,000	Preferred Bank †	2,090
100	Primus Guaranty, Ltd. †	369
4,400	Principal Financial Group, Inc.	103,136
1,222	PrivateBancorp, Inc., Class A	13,540
265	ProAssurance Corp. †	15,041
7,125	Progressive Corp. (The)	133,380
6,744	ProLogis	68,317
1,000	Protective Life Corp.	21,390
1,500	Provident Financial Services, Inc.	17,535
1,050	Provident New York Bancorp	9,293
5,850	Prudential Financial, Inc.	313,911
1,639	Public Storage	144,084
2,077	Pzena Investment Management, Inc., Class A	13,231
1,370	Radian Group, Inc.	9,919
200	RAIT Financial Trust †	374
1,000	Ramco-Gershenson Properties Trust	10,100
1,200	Raymond James Financial, Inc.	29,628
1,001	Rayonier, Inc.	44,064
1,300	Realty Income Corp.	39,429
2,200	Redwood Trust, Inc.	32,208
1,825	Regency Centers Corp.	62,780
18,606	Regions Financial Corp.	122,427
850	Reinsurance Group of America, Inc., Class A	38,853
700	RenaissanceRe Holdings, Ltd.	39,389
50	Renasant Corp.	717
315	Republic Bancorp, Inc., Class A	7,056
250	Resource America, Inc., Class A	963
200	Resource Capital Corp.	1,136
1,700	Roma Financial Corp.	18,462
600	Santander BanCorp †	7,584
200	Saul Centers, Inc.	8,126
700	SeaBright Insurance Holdings, Inc.	6,636
750	Seacoast Banking Corp of Florida †	997
600	Selective Insurance Group	8,916
1,650	Senior Housing Properties Trust	33,181
400	Signature Bank †	15,204
1,500	Simmons First National , Class A	39,390
3,896	Simon Property Group, Inc.	314,602
1,500	SL Green Realty Corp.	82,560
5,500	SLM Corp. †	57,145
50	Southwest Bancorp, Inc.	664
316	Sovran Self Storage, Inc.	10,880
1,500	St. Joe Co. (The) †	34,740
490	StanCorp Financial Group, Inc.	19,865
400	State Auto Financial Corp.	6,204

Shares		Value
Financials — 16.8% (continued)
6,815	State Street Corp.	$230,483
50	Sterling Bancorp, Class N	450
1,100	Sterling Bancshares, Inc.	5,181
300	Stewart Information Services Corp.	2,706
100	Strategic Hotels & Resorts, Inc. †	439
50	Suffolk Bancorp	1,547
822	Sun Bancorp, Inc. †	3,091
500	Sun Communities, Inc.	12,980
2,595	Sunstone Hotel Investors, Inc. †	25,768
6,580	SunTrust Banks, Inc.	153,314
150	Superior Bancorp †	290
2,190	Susquehanna Bancshares, Inc.	18,243
450	SVB Financial Group †	18,553
10,831	Synovus Financial Corp.	27,511
3,525	T Rowe Price Group, Inc.	156,475
500	Taubman Centers, Inc.	18,815
500	Taylor Capital Group, Inc. †	6,470
1,500	TCF Financial Corp.	24,915
4,103	TD Ameritrade Holding Corp. †	62,776
50	Tejon Ranch Co. †	1,154
784	Texas Capital Bancshares, Inc. †	12,858
1,250	TFS Financial Corp.	15,513
200	Thomas Weisel Partners Group, Inc. †	1,178
1,000	Torchmark Corp.	49,510
100	TowneBank	1,452
100	TradeStation Group, Inc. †	675
6,459	Travelers Cos., Inc. (The)	318,106
90	Tree.com, Inc. †	569
400	Trico Bancshares	6,772
1,208	Trustco Bank Corp.	6,765
25,109	U.S. Bancorp	561,186
2,328	UDR, Inc.	44,535
760	UMB Financial Corp.	27,026
2,300	Umpqua Holdings Corp.	26,404
650	United America Indemnity, Ltd., Class A †	4,784
2,374	United Community Banks, Inc. †	9,377
317	United Community Financial Corp. †	529
403	United Financial Bancorp, Inc.	5,501
300	United Fire & Casualty Co.	5,946
400	United PanAm Financial Corp. †	1,740
321	United Security Bancshares †	1,168
350	Unitrin, Inc.	8,960
200	Universal Health Realty Income Trust	6,426
3,407	Unum Group	73,932
500	Urstadt Biddle Properties, Inc., Class A	8,065
937	U-Store-It Trust	6,990
300	Validus Holdings, Ltd.	7,326
1,661	Valley National Bancorp	22,623
1,775	Ventas, Inc.	83,336
565	Virginia Commerce Bancorp, Inc. †	3,531
157	Virtus Investment Partners, Inc. †	2,939
2,377	Vornado Realty Trust	173,402
15	W Holding Co., Inc. †	4
2,187	W.R. Berkley Corp.	57,868
1,400	Waddell & Reed Financial, Inc., Class A	30,632
219	Walter Investment Management Corp.	3,581
1,333	Washington Federal, Inc.	21,568
250	Washington Real Estate Investment Trust	6,898
400	Washington Trust Bancorp, Inc.	6,816
550	Waterstone Financial, Inc. †	1,876
1,700	Weingarten Realty Investors	32,385
59,523	Wells Fargo & Co.	1,523,789
383	Westamerica Bancorporation	20,115
1,150	Western Alliance Bancorp †	8,245
200	Westfield Financial, Inc.	1,666
1,500	Whitney Holding Corp.	13,875
700	Wilmington Trust Corp.	7,763
700	Wilshire Bancorp, Inc.	6,125

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
Financials — 16.8% (continued)
500	Wintrust Financial Corp.	$16,670
10	WP Stewart & Co., Ltd. †	60
4,225	XL Group PLC, Class A	67,642
1,630	Zions Bancorporation	35,159
400	ZipRealty, Inc. †	1,044
		23,587,474
Health Care — 11.9%
20,200	Abbott Laboratories	944,956
1,600	Abraxis Bioscience, Inc. †	118,720
100	Acadia Pharmaceuticals, Inc. †	109
100	ADAM, Inc. †	319
100	Adolor Corp. †	109
5,200	Aetna, Inc.	137,176
200	Affymetrix, Inc. †	1,180
300	Air Methods Corp. †	8,925
400	Akorn, Inc. †	1,188
700	Albany Molecular Research, Inc. †	3,619
900	Alexion Pharmaceuticals, Inc. †	46,071
2,150	Align Technology, Inc. †	31,971
3,580	Allergan, Inc.	208,571
700	Alliance HealthCare Services, Inc. †	2,828
1,600	Allos Therapeutics, Inc. †	9,808
1,500	Allscripts-Misys Healthcare Solutions, Inc. †	24,150
1,321	Alnylam Pharmaceuticals, Inc. †	19,841
100	AMAG Pharmaceuticals, Inc. †	3,435
201	Amedisys, Inc. †	8,838
1,800	American Caresource Holdings, Inc. †	3,060
900	American Medical Systems Holdings, Inc. †	19,908
500	AMERIGROUP Corp. †	16,240
4,180	AmerisourceBergen Corp., Class A	132,715
12,902	Amgen, Inc. †	678,645
300	Amicus Therapeutics, Inc. †	672
250	AMN Healthcare Services, Inc. †	1,870
400	Amsurg Corp., Class A †	7,128
1,250	Amylin Pharmaceuticals, Inc. †	23,500
600	Angeion Corp. †	2,382
500	Anika Therapeutics, Inc. †	2,945
300	Arena Pharmaceuticals, Inc. †	921
2,400	ARYx Therapeutics, Inc. †	1,008
500	AspenBio Pharma, Inc. †	490
200	Atherogenics, Inc. †	—
7,788	Baxter International, Inc.	316,504
800	Beckman Coulter, Inc.	48,232
3,075	Becton Dickinson and Co.	207,932
800	Biodel, Inc. †	3,024
2,055	Biogen Idec, Inc. †	97,510
1,000	BioMarin Pharmaceutical, Inc. †	18,960
500	Bio-Rad Laboratories, Inc., Class A †	43,245
19,939	Boston Scientific Corp. †	115,646
22,350	Bristol-Myers Squibb Co.	557,409
1,000	Brookdale Senior Living, Inc. †	15,000
1,000	Bruker Corp. †	12,160
200	BSD Medical Corp. †	232
1,225	C.R. Bard, Inc.	94,974
700	Cadence Pharmaceuticals, Inc. †	4,907
3,100	Cambrex Corp. †	9,765
100	Capital Senior Living Corp. †	497
1,150	Caraco Pharmaceutical Laboratories, Ltd. †	5,428
4,586	Cardinal Health, Inc.	154,135
2,293	CareFusion Corp. †	52,051
1,500	Celera Corp. †	9,825
5,650	Celgene Corp. †	287,133
6,800	Cell Therapeutics, Inc. †	2,551
27	Celldex Therapeutics, Inc. †	123
825	Cephalon, Inc. †	46,819

Shares		Value
Health Care — 11.9% (continued)
1,500	Cepheid, Inc. †	$24,030
800	Cerner Corp. †	60,712
1,000	Charles River Laboratories International, Inc. †	34,210
3,400	CIGNA Corp.	105,604
200	Cleveland Biolabs, Inc. †	740
1,100	Community Health Systems, Inc. †	37,191
1,500	Computer Programs & Systems, Inc.	61,380
243	Conceptus, Inc. †	3,786
300	Conmed Corp. †	5,589
1,500	Cornerstone Therapeutics, Inc. †	8,835
550	Covance, Inc. †	28,226
2,416	Coventry Health Care, Inc. †	42,715
500	Cubist Pharmaceuticals, Inc. †	10,300
1,500	Cyberonics, Inc. †	35,520
1,477	Cynosure, Inc., Class A †	15,907
2,300	Cytori Therapeutics, Inc. †	8,004
1,075	DaVita, Inc. †	67,123
1,700	Dendreon Corp. †	54,961
2,075	DENTSPLY International, Inc.	62,063
200	Dionex Corp. †	14,892
100	Dyax Corp. †	227
1,100	Edwards Lifesciences Corp. †	61,622
10,395	Eli Lilly & Co.	348,233
1,243	Emdeon, Inc., Class A †	15,575
200	Emergency Medical Services Corp., Class A †	9,806
793	Emergent Biosolutions, Inc. †	12,958
3,500	Emergent Group, Inc.	23,800
889	Emeritus Corp. †	14,500
1,650	Endo Pharmaceuticals Holdings, Inc. †	36,003
1,100	eResearchTechnology, Inc. †	8,668
700	ev3, Inc. †	15,687
800	Exelixis, Inc. †	2,776
6,200	Express Scripts, Inc., Class A †	291,524
100	Five Star Quality Care, Inc. †	302
2,600	Forest Laboratories, Inc. †	71,318
116	Furiex Pharmaceuticals, Inc. †	1,179
1,500	Genomic Health, Inc. †	19,395
300	Genoptix, Inc. †	5,160
575	Gen-Probe, Inc. †	26,116
50	Gentiva Health Services, Inc. †	1,351
3,305	Genzyme Corp. †	167,795
1,100	Geron Corp. †	5,522
12,400	Gilead Sciences, Inc. †	425,072
450	GTx, Inc. †	1,372
1,700	Halozyme Therapeutics, Inc. †	11,968
3,350	Health Management Associates, Inc., Class A †	26,029
1,700	Health Net, Inc. †	41,429
1,000	Healthsouth Corp. †	18,710
1,500	Healthspring, Inc. †	23,265
1,100	Henry Schein, Inc. †	60,390
300	Hill-Rom Holdings, Inc.	9,129
2,452	Hologic, Inc. †	34,156
1,740	Hospira, Inc. †	99,963
1,650	Human Genome Sciences, Inc. †	37,389
1,500	Humana, Inc. †	68,505
200	ICU Medical, Inc. †	6,434
1,300	Idenix Pharmaceuticals, Inc. †	6,500
1,888	Illumina, Inc. †	82,185
780	Immucor, Inc. †	14,859
3,500	Incyte Corp., Ltd. †	38,745
600	Infinity Pharmaceuticals, Inc. †	3,546
300	Integra LifeSciences Holdings Corp. †	11,100
450	InterMune, Inc. †	4,207
300	Intuitive Surgical, Inc. †	94,686
1,500	inVentiv Health, Inc. †	38,400
1,500	Inverness Medical Innovations, Inc. †	39,990

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
Health Care — 11.9% (continued)
200	IRIS International, Inc. †	$2,028
700	Isis Pharmaceuticals, Inc. †	6,699
2,300	Jazz Pharmaceuticals, Inc. †	18,009
36,185	Johnson & Johnson	2,137,086
300	Kendle International, Inc. †	3,456
300	Keryx Biopharmaceuticals, Inc. †	1,098
650	Kinetic Concepts, Inc. †	23,732
3,624	King Pharmaceuticals, Inc. †	27,506
4,500	KV Pharmaceutical Co., Class A †	3,780
1,475	Laboratory Corp. of America Holdings †	111,141
200	LCA-Vision, Inc. †	1,108
600	LHC Group, Inc. †	16,650
2,233	Life Technologies Corp. †	105,509
565	LifePoint Hospitals, Inc. †	17,741
100	Ligand Pharmaceuticals, Inc., Class B †	146
1,050	Lincare Holdings, Inc.	34,136
500	MAKO Surgical Corp. †	6,225
1,600	MannKind Corp. †	10,224
300	Martek Biosciences Corp. †	7,113
200	Maxygen, Inc. †	1,106
2,900	McKesson Corp.	194,764
200	MDRNA, Inc. †	180
400	MedAssets, Inc. †	9,232
5,448	Medco Health Solutions, Inc. †	300,076
300	Medicis Pharmaceutical Corp., Class A	6,564
12,868	Medtronic, Inc.	466,722
36,355	Merck & Co., Inc.	1,271,334
100	Merge Healthcare, Inc. †	293
800	Micrus Endovascular Corp. †	16,632
700	Millipore Corp. †	74,655
400	Molina Healthcare, Inc. †	11,520
1,200	Momenta Pharmaceuticals, Inc. †	14,712
4,150	Mylan, Inc. †	70,716
375	Myrexis, Inc. †	1,410
1,500	Myriad Genetics, Inc. †	22,425
300	National Healthcare Corp.	10,338
950	Nektar Therapeutics †	11,495
200	Neurocrine Biosciences, Inc. †	1,120
300	Nighthawk Radiology Holdings, Inc. †	777
900	Oculus Innovative Sciences, Inc. †	1,836
200	Odyssey HealthCare, Inc. †	5,344
2,500	Omnicare, Inc.	59,250
1,325	Onyx Pharmaceuticals, Inc. †	28,607
1,500	Optimer Pharmaceuticals, Inc. †	13,905
750	Orexigen Therapeutics, Inc. †	3,150
50	Palomar Medical Technologies, Inc. †	560
1,500	Parexel International Corp. †	32,520
1,950	Patterson Cos., Inc.	55,633
800	PDI, Inc. †	6,624
1,100	PDL BioPharma, Inc.	6,182
1,517	PerkinElmer, Inc.	31,356
1,100	Perrigo Co.	64,977
105,804	Pfizer, Inc.	1,508,765
1,400	Pharmaceutical Product Development, Inc.	35,574
381	PharMerica Corp. †	5,585
400	Pozen, Inc. †	2,804
800	Progenics Pharmaceuticals, Inc. †	4,384
200	Providence Service Corp. (The) †	2,800
500	PSS World Medical, Inc. †	10,575
200	Pure Bioscience †	478
2,325	Quest Diagnostics, Inc.	115,715
1,000	Questcor Pharmaceuticals, Inc. †	10,210
600	Regeneron Pharmaceuticals, Inc. †	13,392
600	Res-Care, Inc. †	5,796
900	Resmed, Inc. †	54,729
1,600	Rigel Pharmaceuticals, Inc. †	11,520
418	RTI Biologics, Inc. †	1,225
500	RXi Pharmaceuticals Corp. †	1,300

Shares		Value
Health Care — 11.9% (continued)
300	Sangamo Biosciences, Inc. †	$1,113
800	Savient Pharmaceuticals, Inc. †	10,080
1,500	Seattle Genetics, Inc. †	17,985
1,500	Sequenom, Inc. †	8,865
350	Sirona Dental Systems, Inc. †	12,194
700	Skilled Healthcare Group, Inc., Class A †	4,753
600	Solta Medical, Inc. †	1,140
100	Somaxon Pharmaceuticals, Inc. †	360
4,250	St. Jude Medical, Inc. †	153,383
650	STERIS Corp.	20,202
3,070	Stryker Corp.	153,684
700	Sun Healthcare Group, Inc. †	5,656
200	Symmetry Medical, Inc. †	2,108
29	Syneron Medical, Ltd. †	298
400	Synta Pharmaceuticals Corp. †	1,080
1,500	Talecris Biotherapeutics Holdings Corp. †	31,650
500	Techne Corp.	28,725
500	Teleflex, Inc.	27,140
5,626	Tenet Healthcare Corp. †	24,417
5,159	Thermo Fisher Scientific, Inc. †	253,049
600	Thoratec Corp. †	25,638
1,000	TranS1, Inc. †	2,610
50	Transcend Services, Inc. †	675
80	Transcept Pharmaceuticals, Inc. †	666
600	Triple-S Management Corp., Class B †	11,130
600	United American Healthcare Corp. †	360
14,112	UnitedHealth Group, Inc.	400,781
500	Universal American Corp. †	7,200
750	Valeant Pharmaceuticals International †	39,217
1,600	Varian Medical Systems, Inc. †	83,648
1,500	VCA Antech, Inc. †	37,140
2,100	Vertex Pharmaceuticals, Inc. †	69,090
800	Viropharma, Inc. †	8,968
500	Virtual Radiologic Corp. †	8,580
500	Volcano Corp. †	10,910
1,200	Waters Corp. †	77,640
1,350	Watson Pharmaceuticals, Inc. †	54,770
5,091	WellPoint, Inc. †	249,103
2,400	Zimmer Holdings, Inc. †	129,720
1,500	Zoll Medical Corp. †	40,650
2,800	Zymogenetics, Inc. †	11,816
		16,729,142
Industrials — 10.6%
8,500	3M Co.	671,415
1,500	A123 Systems, Inc. †	14,145
300	Acacia Research-Acacia Technologies †	4,269
240	Actuant Corp., Class A	4,519
300	Acuity Brands, Inc.	10,914
36	Administaff, Inc.	870
1,100	Aecom Technology Corp. †	25,366
1,200	AeroCentury Corp. †	24,924
850	AGCO Corp. †	22,924
3,200	Aircastle, Ltd.	25,120
1,500	AirTran Holdings, Inc. †	7,275
1,000	Albany International Corp., Class A	16,190
350	Alexander & Baldwin, Inc.	10,423
250	Alliant Techsystems, Inc. †	15,515
1,500	Amerco, Inc. †	82,575
1,575	American Commercial Lines, Inc. †	35,453
1,550	Ameron International Corp.	93,512
1,050	AMETEK, Inc.	42,157
3,275	AMR Corp. †	22,205
1,500	Amrep Corp. †	18,870
500	Apogee Enterprises, Inc.	5,415
200	Applied Signal Technology, Inc.	3,930
200	Armstrong World Industries, Inc. †	6,036
550	ArvinMeritor, Inc. †	7,205
250	Ascent Solar Technologies, Inc. †	683

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
Industrials — 10.6% (continued)
1,500	Astec Industries, Inc. †	$41,595
100	ATC Technology Corp. †	1,612
1,100	Avery Dennison Corp.	35,343
992	Avis Budget Group, Inc. †	9,741
300	AZZ, Inc.	11,031
1,500	Badger Meter, Inc.	58,035
200	Baker (Michael) Corp. †	6,980
600	Barnes Group, Inc.	9,834
1,075	BE Aerospace, Inc. †	27,337
500	Blount International, Inc. †	5,135
900	BlueLinx Holdings, Inc. †	2,367
6,600	Boeing Co.	414,150
445	Brady Corp., Class A	11,089
450	Brink's Co. (The)	8,564
1,100	Bucyrus International, Inc., Class A	52,195
450	Builders FirstSource, Inc. †	1,080
150	Building Materials Holding Corp. †	—
100	C&D Technologies, Inc. †	88
500	Carlisle , Inc.	18,065
100	Casella Waste Systems, Inc., Class A †	382
6,200	Caterpillar, Inc.	372,434
1,300	CBIZ, Inc. †	8,268
400	CDI Corp.	6,212
400	Ceco Environmental Corp. †	1,872
300	Celadon Group, Inc. †	4,242
800	Cenveo, Inc. †	4,384
2,150	CH Robinson Worldwide, Inc.	119,669
2,032	Cintas Corp.	48,707
400	CLARCOR, Inc.	14,208
300	Coleman Cable, Inc. †	1,692
1,000	Colfax Corp. †	10,410
400	Columbus McKinnon Corp. †	5,588
900	Comfort Systems USA, Inc.	8,694
300	Commercial Vehicle Group, Inc. †	3,063
100	Competitive Technologies, Inc. †	201
1,600	Continental Airlines, Inc., Class B †	35,200
550	Con-way, Inc.	16,511
700	Copart, Inc. †	25,067
200	Cornell, Inc. †	5,374
1,800	Corrections Corp of America †	34,344
1,750	Covanta Holding Corp. †	29,032
100	Covenant Transportation Group, Inc., Class A †	675
300	Crane Co.	9,063
3,950	CSX Corp.	196,038
2,000	Cummins, Inc.	130,260
300	Curtiss-Wright Corp.	8,712
6,636	Danaher Corp.	246,328
5,550	Deere & Co.	309,024
8,050	Delta Air Lines, Inc. †	94,587
200	Diamond Management & Technology Consultants, Inc., Class A	2,062
200	Document Security Systems, Inc. †	630
1,500	Dolan Media Co. †	16,680
500	Dollar Thrifty Automotive Group, Inc. †	21,305
900	Donaldson Co., Inc.	38,385
2,550	Dover Corp.	106,565
100	DXP Enterprises, Inc. †	1,565
1,000	Dycom Industries, Inc. †	8,550
400	Dynamic Materials Corp.	6,416
400	DynCorp International, Inc., Class A †	7,008
1,800	Eagle Bulk Shipping, Inc. †	7,596
1,900	Eaton Corp.	124,336
1,500	EMCOR Group, Inc. †	34,755
9,300	Emerson Electric Co.	406,317
700	Empire Resources, Inc.	2,261
550	Encore Wire Corp.	10,005
1,300	Ener1, Inc. †	4,394
500	Energy Recovery, Inc. †	2,000

Shares		Value
Industrials — 10.6% (continued)
2,500	EnergySolutions, Inc.	$12,725
300	EnerNOC, Inc. †	9,432
50	Ennis, Inc.	751
711	EnPro Industries, Inc. †	20,015
1,375	Equifax, Inc.	38,583
1,500	ESCO Technologies, Inc.	38,625
1,500	Excel Maritime Carriers, Ltd., Class A †	7,680
2,825	Expeditors International of Washington, Inc.	97,491
10	ExpressJet Holdings, Inc., Class A †	26
1,950	Fastenal Co.	97,870
1,000	Federal Signal Corp.	6,040
3,182	FedEx Corp.	223,090
200	Flanders Corp. †	622
700	Flowserve Corp.	59,360
2,700	Fluor Corp.	114,750
300	Franklin Electric Co., Inc.	8,646
1,500	FreightCar America, Inc.	33,930
100	Frozen Food Express Industries †	350
700	Fuel Tech, Inc. †	4,424
500	FuelCell Energy, Inc. †	590
300	Furmanite Corp. †	1,191
750	Gardner Denver, Inc.	33,442
200	GATX Corp.	5,336
1,500	GenCorp, Inc. †	6,570
1,425	General Cable Corp. †	37,976
4,540	General Dynamics Corp.	265,862
139,746	General Electric Co.	2,015,137
1,625	Goodrich Corp.	107,656
325	Gorman-Rupp Co. (The)	8,141
487	Graco, Inc.	13,729
1,350	GrafTech International, Ltd. †	19,737
400	Granite Construction, Inc.	9,432
1,500	Great Lakes Dredge & Dock Corp.	9,000
550	Greenbrier, Inc. †	6,160
350	Griffon Corp. †	3,871
850	Hardinge, Inc.	7,242
1,200	Harsco Corp.	28,200
1,500	Hawaiian Holdings, Inc. †	7,755
1,500	Heidrick & Struggles International, Inc.	34,230
200	Herley Industries, Inc. †	2,852
1,150	Hertz Global Holdings, Inc. †	10,879
550	Hexcel Corp. †	8,531
300	Hill International, Inc. †	1,218
600	Hoku Corp. †	2,004
9,225	Honeywell International, Inc.	360,052
1,050	Horizon Lines, Inc., Class A	4,442
300	Hubbell, Inc., Class B	11,907
400	Hurco Cos., Inc. †	5,940
1,600	Huron Consulting Group, Inc. †	31,056
975	IDEX Corp.	27,856
450	IHS, Inc., Class A †	26,289
5,966	Illinois Tool Works, Inc.	246,276
1,425	Industrial Services of America, Inc. †	15,860
2,500	Innerworkings, Inc. †	17,075
500	Innovaro, Inc. †	1,875
100	Innovative Solutions & Support, Inc. †	440
500	Integrated Electrical Services, Inc. †	1,745
300	Interface, Inc., Class A	3,222
500	Interline Brands, Inc. †	8,645
1,500	International Shipholding Corp.	33,195
400	Intersections, Inc. †	1,660
2,650	Iron Mountain, Inc.	59,519
2,200	ITT Corp.	98,824
2,000	Jacobs Engineering Group, Inc. †	72,880
1,875	JB Hunt Transport Services, Inc.	61,256
2,525	JetBlue Airways Corp. †	13,862
251	John Bean Technologies Corp.	3,828
1,075	Joy Global, Inc.	53,847

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
Industrials — 10.6% (continued)
200	Kadant, Inc. †	$3,484
1,323	Kansas City Southern †	48,091
1,550	KBR, Inc.	31,527
400	Kelly Services, Inc., Class A †	5,948
500	Kennametal, Inc.	12,715
150	Kforce, Inc. †	1,912
700	Kimball International, Inc., Class B	3,871
600	Kirby Corp. †	22,950
387	Knight Transportation, Inc.	7,833
500	Knoll, Inc.	6,645
10	Kratos Defense & Security Solutions, Inc. †	105
1,375	L-3 Communications Holdings, Inc., Class 3	97,405
100	LaBarge, Inc. †	1,141
600	Layne Christensen Co. †	14,562
100	LECG Corp. †	260
657	Lennox International, Inc.	27,311
200	Lindsay Corp.	6,338
1,500	LMI Aerospace, Inc. †	23,655
3,550	Lockheed Martin Corp.	264,475
700	LSI Industries, Inc.	3,416
400	M&F Worldwide Corp. †	10,840
3,000	Manitowoc Co., Inc. (The)	27,420
1,002	Manpower, Inc.	43,266
100	Marten Transport, Ltd. †	2,078
4,250	Masco Corp.	45,730
2,875	McDermott International, Inc. †	62,272
3,150	Metalico, Inc. †	12,537
300	Mfri, Inc. †	1,800
1,081	Mobile Mini, Inc. †	17,599
300	MSC Industrial Direct Co., Class A	15,198
1,900	Mueller Water Products, Inc., Class A	7,049
200	NACCO Industries, Inc., Class A	17,752
1,500	Navigant Consulting, Inc. †	15,570
700	Navistar International Corp. †	34,440
500	NCI Building Systems, Inc. †	4,185
4,600	Norfolk Southern Corp.	244,030
3,150	Northrop Grumman Corp.	171,486
100	On Assignment, Inc. †	503
500	Orion Energy Systems, Inc. †	1,575
1,000	Oshkosh Corp. †	31,160
1,250	Owens Corning, Inc. †	37,387
4,755	PACCAR, Inc.	189,582
3,000	Pacer International, Inc. †	20,970
2,050	Pall Corp.	70,458
1,993	Parker Hannifin Corp.	110,532
1,300	Pentair, Inc.	41,860
600	Pike Electric Corp. †	5,652
2,125	Pitney Bowes, Inc.	46,665
1,500	Polypore International, Inc. †	34,110
200	Portec Rail Products, Inc.	2,276
250	PowerSecure International, Inc. †	2,273
1,700	Precision Castparts Corp.	174,964
1,000	Quanex Building Products Corp.	17,290
2,450	Quanta Services, Inc. †	50,592
300	Raven Industries, Inc.	10,113
4,500	Raytheon Co.	217,755
1,500	Republic Airways Holdings, Inc. †	9,165
4,818	Republic Services, Inc., Class A	143,239
200	Resources Connection, Inc. †	2,720
1,700	Robert Half International, Inc.	40,035
1,800	Rockwell Automation, Inc.	88,362
1,825	Rockwell Collins, Inc.	96,962
2,000	Rollins, Inc.	41,380
1,350	Roper Industries, Inc.	75,546
2,850	RR Donnelley & Sons Co.	46,655
1,200	RSC Holdings, Inc. †	7,404
75	Rush Enterprises, Inc., Class A †	1,002

Shares		Value
Industrials — 10.6% (continued)
400	Ryder System, Inc.	$16,092
150	Saia, Inc. †	2,250
400	School Specialty, Inc. †	7,228
500	SFN Group, Inc. †	2,730
1,200	Shaw Group, Inc. (The) †	41,064
300	SIFCO Industries, Inc.	3,210
50	Simpson Manufacturing Co., Inc.	1,228
2,100	Skywest, Inc.	25,662
8,318	Southwest Airlines Co.	92,413
1,000	Spirit Aerosystems Holdings, Inc., Class A †	19,060
584	SPX Corp.	30,841
1,350	Standard Register Co. (The)	4,239
50	Standex International Corp.	1,268
1,500	Stanley, Inc. †	56,070
1,000	Steelcase, Inc., Class A	7,750
1,075	Stericycle, Inc. †	70,498
500	Sun Hydraulics Corp.	11,730
102	SYKES Enterprises, Inc. †	1,451
100	Sypris Solutions, Inc. †	401
500	TAL International Group, Inc.	11,235
200	Taser International, Inc. †	780
500	Team, Inc. †	6,525
500	Tecumseh Products Co., Class A †	5,560
250	Tennant Co.	8,455
1,300	Terex Corp. †	24,362
743	Tetra Tech, Inc. †	14,570
700	Textainer Group Holdings, Ltd.	16,898
4,300	Textron, Inc.	72,971
600	Thomas & Betts Corp. †	20,820
800	Timken Co.	20,792
312	Titan International, Inc.	3,111
300	Toro Co.	14,736
400	Towers Watson & Co., Class A	15,540
100	TRC, Inc. †	309
1,071	Tredegar Corp.	17,479
300	Trex Co., Inc. †	6,027
100	Trimas Corp. †	1,131
900	Trinity Industries, Inc.	15,948
800	TrueBlue, Inc. †	8,952
500	Tutor Perini Corp. †	8,240
400	Twin Disc, Inc.	4,544
542	Tyco International, Ltd.	19,095
1,125	UAL Corp. †	23,130
200	Ultralife Corp. †	860
5,950	Union Pacific Corp.	413,585
8,300	United Parcel Service, Inc., Class B	472,187
100	United Rentals, Inc. †	932
10,944	United Technologies Corp.	710,375
850	URS Corp. †	33,448
3,700	US Airways Group, Inc. †	31,857
500	US Ecology, Inc.	7,285
200	US Home Systems, Inc. †	532
900	USG Corp. †	10,872
900	UTi Worldwide, Inc.	11,142
3,400	Valence Technology, Inc. †	2,448
1,500	Verisk Analytics, Inc., Class A †	44,850
400	Viad Corp.	7,060
300	Vicor Corp. †	3,747
750	Volt Information Sciences, Inc. †	6,300
50	Wabash National Corp. †	355
591	WABCO Holdings, Inc. †	18,605
300	Wabtec Corp.	11,967
975	Waste Connections, Inc. †	34,018
5,050	Waste Management, Inc.	158,015
300	Watts Water Technologies, Inc., Class A	8,598
250	Werner Enterprises, Inc.	5,473
1,500	Woodward Governor Co.	38,295

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
Industrials — 10.6% (continued)
800	WW Grainger, Inc.	$79,560
		14,803,768
Information Technology — 18.8%
900	3PAR, Inc. †	8,379
1,500	Acme Packet, Inc. †	40,320
100	Actel Corp. †	1,282
8,938	Activision Blizzard, Inc.	93,760
800	Acxiom Corp. †	11,752
781	ADC Telecommunications, Inc. †	5,787
600	ADDvantage Technologies Group, Inc. †	1,710
6,484	Adobe Systems, Inc. †	171,372
2,700	ADPT Corp. †	7,803
600	ADTRAN, Inc.	16,362
500	Advanced Analogic Technologies, Inc. †	1,595
700	Advanced Energy Industries, Inc. †	8,603
9,750	Advanced Micro Devices, Inc. †	71,370
500	Aehr Test Systems †	950
3,746	Agilent Technologies, Inc. †	106,499
500	Agilysys, Inc.	3,345
2,559	Akamai Technologies, Inc. †	103,819
650	Alliance Data Systems Corp. †	38,688
3,650	Altera Corp.	90,556
1,050	Amkor Technology, Inc. †	5,785
2,025	Amphenol Corp., Class A	79,542
300	Anadigics, Inc. †	1,308
4,050	Analog Devices, Inc.	112,833
200	Anaren, Inc. †	2,988
700	Answers Corp. †	5,124
922	ANSYS, Inc. †	37,406
1,441	AOL, Inc. †	29,958
12,100	Apple, Inc. †	3,043,513
15,383	Applied Materials, Inc.	184,904
1,500	Applied Micro Circuits Corp. †	15,720
2,500	Ariba, Inc. †	39,825
2,854	Arris Group, Inc. †	29,082
1,350	Arrow Electronics, Inc. †	30,172
1,000	Art Technology Group, Inc. †	3,420
1,500	Aruba Networks, Inc. †	21,360
700	Aspen Technology, Inc. †	7,623
100	Astea International, Inc. †	252
600	Atheros Communications, Inc. †	16,524
6,350	Atmel Corp. †	30,480
486	ATMI, Inc. †	7,115
3,200	Autodesk, Inc. †	77,952
6,125	Automatic Data Processing, Inc.	246,593
1,778	Aviat Networks, Inc. †	6,454
1,825	Avnet, Inc. †	44,001
289	Axcelis Technologies, Inc. †	448
22	BearingPoint, Inc. †	—
300	Bel Fuse, Inc., Class B	4,953
150	Benchmark Electronics, Inc. †	2,377
150	BigBand Networks, Inc. †	453
600	Bitstream, Inc., Class A †	3,930
298	Black Box Corp.	8,311
300	Blackbaud, Inc.	6,531
1,942	BMC Software, Inc. †	67,251
2,600	Brightpoint, Inc. †	18,200
5,965	Broadcom Corp., Class A	196,666
2,750	Broadridge Financial Solutions, Inc.	52,387
7,350	Brocade Communications Systems, Inc. †	37,926
106	Brooks Automation, Inc. †	819
100	BTU International, Inc. †	581
5,322	CA, Inc.	97,925
100	Cabot Microelectronics Corp. †	3,459
4,402	Cadence Design Systems, Inc. †	25,488
200	Callidus Software, Inc. †	662
200	Cascade Microtech, Inc. †	894
900	Ciber, Inc. †	2,493

Shares		Value
Information Technology — 18.8% (continued)
2,797	Ciena Corp. †	$35,466
200	Cinedigm Digital Cinema Corp., Class A †	260
400	Cirrus Logic, Inc. †	6,324
75,423	Cisco Systems, Inc. †	1,607,264
1,725	Citrix Systems, Inc. †	72,847
1,500	Cogent, Inc. †	13,515
500	Cognex Corp.	8,790
3,625	Cognizant Technology Solutions Corp., Class A †	181,468
400	Coherent, Inc. †	13,720
1,500	CommScope, Inc. †	35,655
1,880	Computer Sciences Corp.	85,070
4,025	Compuware Corp. †	32,119
400	comScore, Inc. †	6,588
100	Comtech Telecommunications Corp. †	2,993
400	Constant Contact, Inc. †	8,532
1,300	Convergys Corp. †	12,753
1,827	CoreLogic, Inc.	32,265
17,869	Corning, Inc.	288,584
500	CPI International, Inc. †	7,795
100	Cray, Inc. †	558
900	Cree, Inc. †	54,027
1,128	CSG Systems International, Inc. †	20,676
100	CTS Corp.	924
1,500	Cybersource Corp. †	38,295
3,425	Cypress Semiconductor Corp. †	34,387
800	Daktronics, Inc.	6,000
600	Datalink Corp. †	2,412
500	DealerTrack Holdings, Inc. †	8,225
23,700	Dell, Inc. †	285,822
403	Deltek, Inc. †	3,361
388	Dice Holdings, Inc. †	2,685
850	Diebold, Inc.	23,162
400	Digital Ally, Inc. †	860
700	Digital River, Inc. †	16,737
1,500	Diodes, Inc. †	23,805
300	Ditech Networks, Inc. †	381
1,000	DivX, Inc. †	7,660
500	Dolby Laboratories, Inc., Class A †	31,345
400	DST Systems, Inc.	14,456
1,421	Earthlink, Inc.	11,311
14,950	eBay, Inc. †	293,170
4,500	Ebix, Inc. †	70,560
150	Echelon Corp. †	1,100
100	EF Johnson Technologies, Inc. †	143
100	Electro Scientific Industries, Inc. †	1,336
3,600	Electronic Arts, Inc. †	51,840
729	Electronics for Imaging, Inc. †	7,108
25,579	EMC Corp. †	468,096
500	Emcore Corp. †	445
300	EMS Technologies, Inc. †	4,506
1,000	Emulex Corp. †	9,180
100	EndWave Corp. †	330
836	Entegris, Inc. †	3,319
16	Entorian Technologies, Inc. †	27
400	Epicor Software Corp. †	3,196
1,500	EPIQ Systems, Inc.	19,395
225	Evergreen Solar, Inc. †	154
500	Exar Corp. †	3,465
200	Extreme Networks †	540
900	F5 Networks, Inc. †	61,713
550	Factset Research Systems, Inc.	36,844
3,950	Fairchild Semiconductor International, Inc., Class A †	33,220
900	FalconStor Software, Inc. †	2,376
200	FARO Technologies, Inc. †	3,742
4,010	Fidelity National Information Services, Inc.	107,548
700	First Solar, Inc. †	79,681

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
Information Technology — 18.8% (continued)
2,128	Fiserv, Inc. †	$97,164
1,500	FLIR Systems, Inc. †	43,635
350	Formfactor, Inc. †	3,780
255	Forrester Research, Inc. †	7,716
1,100	Gartner, Inc. †	25,575
1,000	Genpact, Ltd. †	15,530
12	GigOptix, Inc. †	35
1,850	Global Cash Access Holdings, Inc. †	13,338
1,050	Global Payments, Inc.	38,367
200	Globecomm Systems, Inc. †	1,650
400	Glu Mobile, Inc. †	532
3,050	Google, Inc., Class A †	1,357,098
450	GSI Commerce, Inc. †	12,960
4,000	GT Solar International, Inc. †	22,400
200	Guidance Software, Inc. †	1,044
800	Harmonic, Inc. †	4,352
1,225	Harris Corp.	51,021
1,100	Hewitt Associates, Inc., Class A †	37,906
31,077	Hewlett-Packard Co.	1,345,012
200	Hittite Microwave Corp. †	8,948
1,100	Hutchinson Technology, Inc. †	4,763
500	Hypercom Corp. †	2,320
1,000	IAC/InterActive Corp. †	21,970
100	ID Systems, Inc. †	265
1,399	Idearc, Inc. †	—
100	iGO, Inc. †	150
50	Ikanos Communications, Inc. †	81
200	Imergent, Inc.	724
600	Infinera Corp. †	3,858
400	infoGROUP, Inc. †	3,192
1,075	Informatica Corp. †	25,671
250	Infospace, Inc. †	1,880
2,100	Ingram Micro, Inc., Class A †	31,899
1,500	Insight Enterprises, Inc. †	19,740
3,560	Integrated Device Technology, Inc. †	17,622
400	Integrated Silicon Solution, Inc. †	3,016
72,366	Intel Corp.	1,407,519
350	Interactive Intelligence, Inc. †	5,750
600	InterDigital, Inc. †	14,814
200	Intermec, Inc. †	2,050
371	Internap Network Services Corp. †	1,547
16,270	International Business Machines Corp.	2,009,020
350	International Rectifier Corp. †	6,513
100	Internet Capital Group, Inc. †	760
600	Interphase Corp. †	930
2,850	Intersil Corp., Class A	34,513
3,225	Intuit, Inc. †	112,133
300	INX, Inc. †	1,248
381	IPG Photonics Corp. †	5,803
200	Isilon Systems, Inc. †	2,568
500	Itron, Inc. †	30,910
1,200	Ixia †	10,308
800	IXYS Corp. †	7,072
450	j2 Global Communications, Inc. †	9,828
2,400	Jabil Circuit, Inc.	31,920
1,000	Jack Henry & Associates, Inc.	23,880
550	JDA Software Group, Inc. †	12,089
3,203	JDS Uniphase Corp. †	31,518
900	Journal Register Co. †	—
6,165	Juniper Networks, Inc. †	140,685
100	Keithley Instruments, Inc.	883
700	Kemet Corp. †	1,638
600	KEY Tronic Corp. †	3,090
100	Keynote Systems, Inc.	902
1,025	KLA-Tencor Corp.	28,577
800	Knot, Inc. (The) †	6,224
400	Kulicke & Soffa Industries, Inc. †	2,808
1,573	L-1 Identity Solutions, Inc., Class 1 †	12,883
1,225	Lam Research Corp. †	46,624

Shares		Value
Information Technology — 18.8% (continued)
200	Lattice Semiconductor Corp. †	$868
1,250	Lawson Software, Inc. †	9,125
100	LeCroy Corp. †	479
1,500	Lender Processing Services, Inc.	46,965
375	Lexmark International, Inc., Class A †	12,386
2,100	Limelight Networks, Inc. †	9,219
2,925	Linear Technology Corp.	81,344
200	Littelfuse, Inc. †	6,322
10	LiveWire Mobile, Inc.	34
193	Local.com Corp. †	1,320
200	LoJack Corp. †	738
700	LoopNet, Inc. †	8,631
300	Loral Space & Communications, Inc. †	12,816
100	LRAD Corp. †	125
8,510	LSI Corp. †	39,146
50	Magma Design Automation, Inc. †	142
600	MakeMusic, Inc. †	3,222
200	Marchex, Inc., Class A	770
700	Market Leader, Inc. †	1,379
6,750	Marvell Technology Group, Ltd. †	106,380
925	Mastercard, Inc., Class A	184,565
400	Mattson Technology, Inc. †	1,516
2,900	Maxim Integrated Products, Inc.	48,517
2,450	McAfee, Inc. †	75,264
200	Measurement Specialties, Inc. †	2,740
3,575	MEMC Electronic Materials, Inc. †	35,321
3,000	Mentor Graphics Corp. †	26,550
100	Mercury Computer Systems, Inc. †	1,173
400	Methode Electronics, Inc.	3,896
600	Micrel, Inc.	6,108
2,637	Microchip Technology, Inc.	73,150
10,552	Micron Technology, Inc. †	89,586
1,400	Micronetics, Inc. †	6,048
1,500	MICROS Systems, Inc. †	47,805
650	Microsemi Corp. †	9,510
106,340	Microsoft Corp.	2,446,883
200	MIPS Technologies, Inc., Class A †	1,022
1,175	Molex, Inc.	21,432
300	MoneyGram International, Inc. †	735
500	Monolithic Power Systems, Inc. †	8,930
1,550	Monster Worldwide, Inc. †	18,057
100	MoSys, Inc. †	442
27,166	Motorola, Inc. †	177,122
4	Move, Inc. †	8
328	Multi-Fineline Electronix, Inc. †	8,187
200	Nanometrics, Inc. †	2,018
900	NAPCO Security Technologies, Inc. †	1,539
1,475	National Instruments Corp.	46,876
2,425	National Semiconductor Corp.	32,641
200	NaviSite, Inc. †	526
1,925	NCR Corp. †	23,331
4,350	NetApp, Inc. †	162,298
500	NetList, Inc. †	1,125
400	Netscout Systems, Inc. †	5,688
600	NetSuite, Inc. †	7,584
100	Network Equipment Technologies, Inc. †	349
750	NeuStar, Inc., Class A †	15,465
200	Newport Corp. †	1,812
1,000	NIC, Inc.	6,410
50	Novatel Wireless, Inc. †	287
4,859	Novell, Inc. †	27,599
1,500	Novellus Systems, Inc. †	38,040
2,050	Nuance Communications, Inc. †	30,648
100	NVE Corp. †	4,353
6,825	NVIDIA Corp. †	69,683
600	Occam Networks, Inc. †	3,336
500	Omnivision Technologies, Inc. †	10,720
5,105	ON Semiconductor Corp. †	32,570
100	Online Resources Corp. †	415

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
Information Technology — 18.8% (continued)
311	Openwave Systems, Inc. †	$631
100	Opnet Technologies, Inc.	1,469
50	Opnext, Inc. †	83
700	Optelecom-NKF, Inc. †	1,015
48,330	Oracle Corp.	1,037,162
200	OSI Systems, Inc. †	5,554
33	Overland Storage, Inc. †	67
3,480	Palm, Inc. †	19,801
100	PAR Technology Corp. †	514
1,240	Parametric Technology Corp. †	19,431
600	Park Electrochemical Corp.	14,646
200	Parkervision, Inc. †	254
3,650	Paychex, Inc.	94,791
400	PC Mall, Inc. †	1,600
300	Pegasystems, Inc.	9,633
100	Pericom Semiconductor Corp. †	960
8	Pfsweb, Inc. †	23
100	Phoenix Technologies, Ltd. †	289
33	Pixelworks, Inc. †	98
100	Planar Systems, Inc. †	171
350	Plantronics, Inc.	10,010
974	Plexus Corp. †	26,045
100	PLX Technology, Inc. †	419
4,225	PMC - Sierra, Inc. †	31,772
950	Polycom, Inc. †	28,301
300	Power Integrations, Inc.	9,658
200	Power-One, Inc. †	1,350
380	Powerwave Technologies, Inc. †	585
220	PRGX Global, Inc. †	913
400	QAD, Inc. †	1,652
1,650	QLogic Corp. †	27,423
22,325	QUALCOMM, Inc.	733,153
1,500	Quest Software, Inc. †	27,060
900	Rackspace Hosting, Inc. †	16,506
100	Radiant Systems, Inc. †	1,446
1,000	Rambus, Inc. †	17,520
2,726	RealNetworks, Inc. †	8,996
1,490	Red Hat, Inc. †	43,121
600	Relm Wireless Corp. †	1,272
600	Renaissance Learning, Inc.	8,814
5,627	RF Micro Devices, Inc. †	22,002
200	RightNow Technologies, Inc. †	3,138
1,500	Riverbed Technology, Inc. †	41,430
300	Rosetta Stone, Inc. †	6,888
1,020	Rovi Corp. †	38,668
340	Rudolph Technologies, Inc. †	2,567
900	S1 Corp. †	5,409
5,925	SAIC, Inc. †	99,185
600	Salesforce.com, Inc. †	51,492
2,325	SanDisk Corp. †	97,813
1,833	Sanmina-SCI Corp. †	24,947
1,650	Sapient Corp.	16,731
1,000	SAVVIS, Inc. †	14,750
300	Scansource, Inc. †	7,479
5,419	Seagate Technology †	70,664
500	Semtech Corp. †	8,185
300	ShoreTel, Inc. †	1,392
100	Silicon Image, Inc. †	351
600	Simulations Plus, Inc. †	1,452
1,707	Skyworks Solutions, Inc. †	28,661
200	SMART Modular Technologies WWH, Inc. †	1,170
300	Smith Micro Software, Inc. †	2,853
1,500	SolarWinds, Inc. †	24,060
1,500	Solera Holdings, Inc.	54,300
900	Sonic Solutions, Inc. †	7,515
400	SonicWALL, Inc. †	4,700
4,725	Sonus Networks, Inc. †	12,805
1,500	Sourcefire, Inc. †	28,500
Shares		Value
Information Technology — 18.8% (continued)
900	Spire Corp. †	$3,132
200	STEC, Inc. †	2,512
600	SuccessFactors, Inc. †	12,474
1,000	SunPower Corp., Class A †	12,100
850	Sybase, Inc. †	54,961
430	Sycamore Networks, Inc.	7,147
11,483	Symantec Corp. †	159,384
100	Symmetricom, Inc. †	509
700	Symyx Technologies, Inc. †	3,507
300	SYNNEX Corp. †	7,686
1,417	Synopsys, Inc. †	29,573
550	Take-Two Interactive Software, Inc. †	4,950
900	Tech Data Corp. †	32,058
800	TechTarget, Inc. †	4,304
1,500	Tekelec †	19,860
5,404	Tellabs, Inc.	34,532
2,200	Teradata Corp. †	67,056
4,425	Teradyne, Inc. †	43,144
200	Terremark Worldwide, Inc. †	1,562
2,400	Tessco Technologies, Inc.	40,080
400	Tessera Technologies, Inc. †	6,420
16,272	Texas Instruments, Inc.	378,812
1,000	THQ, Inc. †	4,320
3,925	TIBCO Software, Inc. †	47,335
800	TiVo, Inc. †	5,904
200	TNS, Inc. †	3,488
1,937	Total System Services, Inc.	26,343
700	Travelzoo, Inc. †	8,666
150	Trident Microsystems, Inc. †	213
2,067	Trimble Navigation, Ltd. †	57,876
500	Trio Tech International †	1,920
3,300	TriQuint Semiconductor, Inc. †	20,163
200	TTM Technologies, Inc. †	1,900
500	Tyler Technologies, Inc. †	7,760
400	Ultimate Software Group, Inc. †	13,144
700	Unica Corp. †	6,706
427	Unisys Corp. †	7,895
800	United Online, Inc.	4,608
700	Universal Display Corp. †	12,586
200	UTStarcom, Inc. †	368
2,505	ValueClick, Inc. †	26,778
850	Varian Semiconductor Equipment Associates, Inc. †	24,361
450	VASCO Data Security International, Inc. †	2,777
900	VeriFone Systems, Inc. †	17,037
1,416	VeriSign, Inc. †	37,595
55	Viasystems Group, Inc. †	812
425	Vicon Industries, Inc. †	1,751
200	Virage Logic Corp. †	2,378
1,000	Virtusa Corp. †	9,330
5,450	Visa, Inc., Class A	385,588
1,806	Vishay Intertechnology, Inc. †	13,978
800	VMware, Inc., Class A †	50,072
300	Volterra Semiconductor Corp. †	6,918
200	Web.com Group, Inc. †	718
958	WebMD Health Corp., Class A †	44,480
300	WebMediaBrands, Inc. †	270
3,025	Western Digital Corp. †	91,234
9,854	Western Union Co. (The)	146,923
200	Wireless Ronin Technologies, Inc. †	258
100	WPCS International, Inc. †	270
15,678	Xerox Corp.	126,051
3,175	Xilinx, Inc.	80,201
900	X-Rite, Inc. †	3,321
13,700	Yahoo!, Inc. †	189,471
825	Zebra Technologies Corp., Class A †	20,930
1,000	Zygo Corp. †	8,110
		26,423,168

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
Materials — 3.7%
81	A Schulman, Inc.	$1,536
2,500	Air Products & Chemicals, Inc.	162,025
1,020	Airgas, Inc.	63,444
875	AK Steel Holding Corp.	10,430
1,000	Albemarle Corp.	39,710
13,398	Alcoa, Inc.	134,784
1,650	Allegheny Technologies, Inc.	72,913
900	Allied Nevada Gold Corp. †	17,712
500	AM Castle & Co. †	6,945
400	American Vanguard Corp.	3,172
850	Aptargroup, Inc.	32,147
50	Arch Chemicals, Inc.	1,537
1,017	Ashland, Inc.	47,209
2,250	Balchem Corp.	56,250
1,600	Ball Corp.	84,528
1,350	Bemis Co., Inc.	36,450
300	Buckeye Technologies, Inc. †	2,985
700	Cabot Corp.	16,877
1,000	Celanese Corp., Series A	24,910
600	Century Aluminum Co. †	5,298
100	CF Industries Holdings, Inc.	6,345
270	Chemtura Corp. †	157
1,700	Cliffs Natural Resources, Inc.	80,172
1,110	Coeur d'Alene Mines Corp. †	17,516
1,300	Commercial Metals Co.	17,186
1,800	Core Molding Technologies, Inc. †	9,792
2,000	Crown Holdings, Inc. †	50,080
600	Cytec Industries, Inc.	23,994
14,261	Dow Chemical Co. (The)	338,271
700	Eastman Chemical Co.	37,352
2,800	Ecolab, Inc.	125,748
12,050	EI du Pont de Nemours & Co.	416,809
1,000	Ferro Corp. †	7,370
3,300	Flotek Industries, Inc. †	3,993
1,300	FMC Corp.	74,659
5,401	Freeport-McMoRan Copper & Gold, Inc.	319,361
1,000	Friedman Industries	5,570
1,500	Globe Specialty Metals, Inc. †	15,495
2,900	Graphic Packaging Holding Co. †	9,135
2,000	Headwaters, Inc. †	5,680
3,400	Hecla Mining Co. †	17,748
300	Horsehead Holding Corp. †	2,268
4,250	Huntsman Corp.	36,847
1,000	International Flavors & Fragrances, Inc.	42,420
5,542	International Paper Co.	125,416
400	Intrepid Potash, Inc. †	7,828
500	Kronos Worldwide, Inc. †	9,750
1,100	Louisiana-Pacific Corp. †	7,359
800	Lubrizol Corp.	64,248
2,476	MeadWestvaco Corp.	54,967
7,330	Monsanto Co.	338,793
2,200	Mosaic Co. (The)	85,756
200	Myers Industries, Inc.	1,618
2,200	Nalco Holding Co.	45,012
5,750	Newmont Mining Corp.	355,005
2,200	NL Industries, Inc.	13,420
3,670	Nucor Corp.	140,488
2,470	Olin Corp.	44,682
2,475	Owens-Illinois, Inc. †	65,464
550	Packaging Corp of America	12,111
1,950	Pactiv Corp. †	54,307
1,000	PolyOne Corp. †	8,420
2,100	PPG Industries, Inc.	126,861
4,200	Praxair, Inc.	319,158
1,000	Reliance Steel & Aluminum Co.	36,150
1,300	RPM International, Inc.	23,192
700	Scotts Miracle-Gro Co. (The), Class A	31,087
1,300	Sealed Air Corp.	25,636
100	Senomyx, Inc. †	379

Shares		Value
Materials — 3.7% (continued)
1,000	Sherwin-Williams Co. (The)	$69,190
1,200	Sigma-Aldrich Corp.	59,796
800	Solutia, Inc. †	10,480
775	Sonoco Products Co.	23,622
2,800	Southern Copper Corp.	74,312
500	Spartech Corp. †	5,125
2,800	Steel Dynamics, Inc.	36,932
1,925	Temple-Inland, Inc.	39,790
192	Texas Industries, Inc.	5,672
1,273	Titanium Metals Corp. †	22,392
500	UFP Technologies, Inc. †	4,595
50	United States Lime & Minerals, Inc. †	1,926
1,900	United States Steel Corp.	73,245
1,000	US Energy Corp. Wyoming †	4,750
5,800	US Gold Corp. †	29,058
500	Valhi, Inc.	6,170
1,300	Valspar Corp.	39,156
1,000	Verso Paper Corp. †	2,310
3,200	Vista Gold Corp. †	5,440
944	Vulcan Materials Co.	41,375
700	Walter Energy, Inc.	42,595
1,300	Wausau Paper Corp. †	8,801
400	Westlake Chemical Corp.	7,428
2,950	Weyerhaeuser Co.	103,840
400	WR Grace & Co. †	8,416
50	Zep, Inc.	872
		5,209,225
Telecommunication Services — 3.0%
600	Alaska Communications Systems Group, Inc.	5,094
5,475	American Tower Corp., Class A †	243,638
77,424	AT&T, Inc.	1,872,887
200	Atlantic Telegraph-Network, Inc.	8,260
3,581	CenturyLink, Inc.	119,283
1,425	Cincinnati Bell, Inc. †	4,289
1,600	Clearwire Corp., Class A †	11,648
200	Cogent Communications Group, Inc. †	1,516
3,500	Crown Castle International Corp. †	130,410
10	FiberTower Corp. †	47
5,751	Frontier Communications Corp.	40,890
600	General Communication, Inc., Class A †	4,554
555	Global Crossing, Ltd. †	5,866
7,400	Globalstar, Inc. †	11,396
16	IDT Corp., Class B †	204
1,500	Leap Wireless International, Inc. †	19,470
29,036	Level 3 Communications, Inc. †	31,649
2,700	MetroPCS Communications, Inc. †	22,113
1,500	Neutral Tandem, Inc. †	16,875
1,825	NII Holdings, Inc. †	59,349
2,600	PAETEC Holding Corp. †	8,866
14,920	Qwest Communications International, Inc.	78,330
2,000	SBA Communications Corp., Class A †	68,020
34,271	Sprint Nextel Corp. †	145,309
200	SureWest Communications †	1,268
1,500	Syniverse Holdings, Inc. †	30,675
998	Telephone & Data Systems, Inc.	30,329
400	TerreStar Corp. †	198
975	tw telecom, Inc., Class A †	16,263
400	USA Mobility, Inc.	5,168
38,059	Verizon Communications, Inc.	1,066,413
600	Vonage Holdings Corp. †	1,380
6,895	Windstream Corp.	72,811
		4,134,468
Utilities — 3.7%
7,860	AES Corp. (The) †	72,626
1,100	AGL Resources, Inc.	39,402
2,000	Allegheny Energy, Inc.	41,360

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
Utilities — 3.7% (continued)
1,500	Alliant Energy Corp.	$47,610
3,100	Ameren Corp.	73,687
6,580	American Electric Power Co., Inc.	212,534
1,500	American Water Works Co., Inc.	30,900
2,721	Aqua America, Inc.	48,107
1,100	Atmos Energy Corp.	29,744
6,000	Calpine Corp. †	76,320
4,600	CenterPoint Energy, Inc.	60,536
1,500	Central Vermont Public Service Corp.	29,610
400	Cleco Corp.	10,564
3,350	CMS Energy Corp.	49,077
3,750	Consolidated Edison, Inc.	161,625
1,900	Constellation Energy Group, Inc.	61,275
7,740	Dominion Resources, Inc.	299,848
1,500	DPL, Inc.	35,850
2,000	DTE Energy Co.	91,220
16,382	Duke Energy Corp.	262,112
1,448	Dynegy, Inc., Class A †	5,575
3,050	Edison International	96,746
890	Energen Corp.	39,454
2,050	Entergy Corp.	146,821
1,600	Equities Corp.	57,824
7,524	Exelon Corp.	285,686
3,246	FirstEnergy Corp.	114,357
1,305	Great Plains Energy, Inc.	22,211
750	Hawaiian Electric Industries, Inc.	17,085
700	Integrys Energy Group, Inc.	30,618
2,125	MDU Resources Group, Inc.	38,314
1,325	Mirant Corp. †	13,992
950	National Fuel Gas Co.	43,586
5,210	NextEra Energy, Inc.	254,040
4,215	NiSource, Inc.	61,118
3,100	Northeast Utilities	78,988
3,425	NRG Energy, Inc. †	72,644
2,190	NSTAR	76,650
3,150	NV Energy, Inc.	37,201
1,400	OGE Energy Corp.	51,184
1,325	Oneok, Inc.	57,306
2,650	Pepco Holdings, Inc.	41,552
4,850	PG&E Corp.	199,335
1,700	Piedmont Natural Gas Co., Inc.	43,010
1,300	Pinnacle West Capital Corp.	47,268
700	PNM Resources, Inc.	7,826
900	Portland General Electric Co.	16,497
4,450	PPL Corp.	111,027
3,291	Progress Energy, Inc.	129,073
6,350	Public Service Enterprise Group, Inc.	198,945
2,200	Questar Corp.	100,078
6,479	RRI Energy, Inc. †	24,556
1,379	SCANA Corp.	49,313
3,050	Sempra Energy	142,709
11,100	Southern Co.	369,408
530	Southwest Water Co.	5,555
2,700	TECO Energy, Inc.	40,689
1,300	UGI Corp.	33,072
933	Vectren Corp.	22,075
950	Westar Energy, Inc.	20,530
350	WGL Holdings, Inc.	11,911
1,350	Wisconsin Energy Corp.	68,499
6,025	Xcel Energy, Inc.	124,175
		5,142,510
Total Common Stock (Cost $109,367,006)		139,573,944

Shares		Value

WARRANTS — 0.0%
6	Krispy Kreme Doughnuts, Inc., Expires 2012 †	$—
367	Raytheon Co., Expires 2011 †	4,408
	Total Warrants (Cost $0)	4,408
RIGHTS — 0.0%
27	BankAtlantic Bankcorp., Inc.	—
900	Fresenius Kabi Pharmaceuticals Holding, Inc.	118
550	Hanmi Financial Corp.	33
	Rights (Cost $2,672)	151

Total Investments — 99.5% (Cost $109,369,678)		139,578,503
Other Assets & Liabilities, Net — 0.5%		762,511
NET ASSETS — 100.0%		$140,341,014

†  Non-income producing security.
LLC — Limited Liability Company
LP — Limited Partnership Investment
REIT — Real Estate Investment Trust

(a) Security fair valued using methods determined in good faith by the Pricing Committee. As of June 30, 2010, the total market value of these securities was $0 representing 0.0% of net assets.

(b) Security considered a Master Limited Partnership. At June 30, 2010, these securities amounted to $12,969 or 0.01% of net assets.

Amounts designated as “—” are either $0, or have been rounded to $0.

As of June 30, 2010, all of the Portfolio’s investments were considered Level 1, except for Atherogenics, Bearingpoint, Building Material Holding, Idearc, Journal Register, Noble International, Sirva, Inc. and Spectrum Brands, which are Level 3.  The value of Atherogenics, Bearingpoint, Building Material Holding, Idearc, Journal Register, Noble International, Sirva, Inc. and Spectrum Brands at January 1, 2010 was zero, and the value has remained zero throughout the period ended June 30, 2010.

Common Stock
Beginning balance as of January 1, 2010	$6
Accrued discounts/premiums	—
Realized gain/(loss)	—

Change in unrealized appreciation/(depreciation)	(6)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—
Ending balance as of June 30, 2010	$—

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the registrant last disclosed such procedures in the definitive proxy statement filed with the SEC on January 10, 2006.

Item 11.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 .

(b)
There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President
(principal executive officer)

Date: September 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President
(principal executive officer)

Date: September 3, 2010

By (Signature and Title)*	/s/ Michael Wauters
Michael Wauters, Treasurer
(principal financial officer)

Date: September 3, 2010

*     Print the name and title of each signing officer under his or her signature.